UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund:	Quantitative Master Series LLC
Master Core Bond Enhanced Index Series
Master Enhanced International Series
Master Enhanced S&P 500 Series
Master Enhanced Small Cap Series
Master Extended Market Index Series
Master Mid Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 09/30/2011

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2011 (Unaudited)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities — 8.6%
321 Henderson Receivables I LLC (a):
Series 2010-1A, Class A, 5.56%, 7/15/59	$662	$759,325
Series 2010-3A, Class A, 3.82%, 12/15/48	764	769,511
ARES CLO Funds, Series 2007-3RA, Class A2, 0.47%, 4/16/21 (a)(b)	1,517	1,356,120
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A2, 0.90%, 9/08/14	1,155	1,154,521
Citibank Omni Master Trust (a):
Series 2009-A8, Class A8, 2.33%, 5/16/16 (b)	1,595	1,608,575
Series 2009-A17, Class A17, 4.90%, 11/15/18	780	849,253
Credit Acceptance Auto Loan Trust, Series 2010-1, Class A, 2.06%, 4/16/18 (a)	405	405,390
DT Auto Owner Trust, Series 2011-2A, Class A, 0.96%, 1/15/14 (a)	843	842,499
Ford Credit Floorplan Master Owner Trust, Series 2010-1, Class A, 1.88%, 12/15/14 (a)(b)	645	654,340
Option One Mortgage Loan Trust, Series 2007-5, Class 2A1, 0.33%, 5/25/37 (b)	103	100,893
SLM Student Loan Trust (b):
Series 2005-4, Class A2, 0.33%, 4/26/21	402	400,347
Series 2008-5, Class A3, 1.55%, 1/25/18	630	642,676
Series 2008-5, Class A4, 1.95%, 7/25/23	1,700	1,746,204
Series 2010-C, Class A1, 1.88%, 12/15/17 (a)	348	349,329
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16	449	445,323
Series 2011-S1A, Class C, 2.01%, 8/15/16	535	527,580
Santander Drive Auto Receivables Trust:
Series 2010-3, Class A3, 1.20%, 6/16/14	805	803,686
Series 2011-1, Class A3, 1.28%, 1/15/15	625	625,736
Series 2011-3, Class B, 2.50%, 12/15/15	1,700	1,699,719

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities (concluded)
Santander Drive Auto Receivables Trust (concluded):
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)	$317	$316,935
Scholar Funding Trust, Series 2011-A, Class A, 1.15%, 10/28/43 (a)(b)	593	573,422
Total Asset-Backed Securities – 8.6%		16,631,384

Corporate Bonds
Beverages — 0.9%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12	1,555	1,587,299
PepsiCo, Inc., 0.80%, 8/25/14	230	228,836
		1,816,135
Capital Markets — 2.7%
CDP Financial, Inc., 3.00%, 11/25/14 (a)	1,065	1,113,190
The Goldman Sachs Group, Inc., 3.63%, 2/07/16	700	681,502
Morgan Stanley:
2.79%, 5/14/13 (b)	440	425,468
4.00%, 7/24/15	200	188,521
3.80%, 4/29/16	400	368,772
5.63%, 9/23/19	275	257,970
5.50%, 7/28/21	270	250,089
Nomura Holdings Inc., 4.13%, 1/19/16	390	395,757
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (a)	285	294,705
UBS AG:
2.25%, 8/12/13	960	942,787
4.88%, 8/04/20	285	274,425
		5,193,186
Chemicals — 0.1%
The Dow Chemical Co., 4.25%, 11/15/20	189	190,015
Commercial Banks — 4.2%
Bank One Corp., 5.90%, 11/15/11	152	152,737
Barclays Bank Plc, 6.05%, 12/04/17 (a)	445	408,460
DnB NOR Boligkreditt (a):
2.10%, 10/14/15	430	435,177
2.90%, 3/29/16	1,130	1,171,038

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CNY	Chinese Renminbi
LIBOR	London Interbank Offered Rate
RB	Revenue Bond
TBA	To Be Announced
USD	US Dollar

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Banks (concluded)
Eksportfinans ASA:
3.00%, 11/17/14	$370	$390,684
5.50%, 5/25/16	700	821,468
HSBC Bank Plc, 3.10%, 5/24/16 (a)	575	571,650
Kreditanstalt fuer Wiederaufbau, 2.63%, 2/16/16	1,225	1,302,866
Nordea Eiendomskreditt, 2.13%, 9/22/16 (a)	1,245	1,242,708
Swedbank Hypotek AB, 2.95%, 3/28/16 (a)	865	902,770
The Toronto-Dominion Bank, 2.20%, 7/29/15 (a)	650	670,243
		8,069,801
Diversified Financial Services — 3.7%
Bank of America Corp.:
4.75%, 8/01/15	435	418,528
3.75%, 7/12/16	475	432,160
Citigroup, Inc.:
4.59%, 12/15/15	1,000	1,026,762
3.95%, 6/15/16	1,975	1,970,302
JPMorgan Chase & Co.:
6.63%, 3/15/12	329	336,438
0.96%, 2/26/13 (b)	325	324,973
3.45%, 3/01/16	825	828,402
3.15%, 7/05/16	465	461,980
JPMorgan Chase Bank NA, 6.00%, 7/05/17	485	522,782
Novus USA Trust, 1.54%, 11/18/11 (a)(b)	835	829,328
		7,151,655
Diversified Telecommunication Services — 0.8%
AT&T Inc., 6.40%, 5/15/38	355	412,025
Qwest Communications International, Inc.:
8.00%, 10/01/15	147	152,880
7.13%, 4/01/18	372	364,560
Telefonica Emisiones SAU, 4.95%, 1/15/15	725	715,281
		1,644,746
Electric Utilities — 1.0%
The Cleveland Electric Illuminating Co., 7.88%, 11/01/17	200	251,302
Florida Power & Light Co.:
5.63%, 4/01/34	45	54,272
5.95%, 2/01/38	100	127,708
Florida Power Corp., 6.40%, 6/15/38	225	295,251
LG&E and KU Energy LLC, Series WI, 3.75%, 11/15/20	450	435,514

Corporate Bonds	Par (000)	Value
Electric Utilities (concluded)
Ohio Power Co., Series K, 6.00%, 6/01/16	$325	$373,945
Progress Energy, Inc., 3.00%, 9/15/21	365	367,564
		1,905,556
Energy Equipment & Services — 0.1%
Ensco Plc, 4.70%, 3/15/21	115	117,212
Food Products — 0.6%
Kraft Foods, Inc.:
4.13%, 2/09/16	195	207,649
6.50%, 8/11/17	368	436,662
6.13%, 2/01/18	24	28,171
5.38%, 2/10/20	75	84,879
6.50%, 11/01/31	325	407,814
7.00%, 8/11/37	10	12,883
		1,178,058
Health Care Equipment & Supplies — 0.2%
Stryker Corp., 2.00%, 9/30/16	350	351,688
Health Care Providers & Services — 0.1%
UnitedHealth Group Inc., 3.88%, 10/15/20	175	184,788
Hotels, Restaurants & Leisure — 0.2%
Wyndham Worldwide Corp., 6.00%, 12/01/16	350	366,063
Household Durables — 0.2%
The Procter & Gamble Co., 1.45%, 8/15/16	305	305,027
Independent Power Producers & Energy Traders — 0.4%
Constellation Energy Group Inc., 5.15%, 12/01/20	774	789,346
Insurance — 3.5%
American International Group, Inc., 5.45%, 5/18/17	100	95,758
Berkshire Hathaway, Inc., 2.20%, 8/15/16	500	503,263
Manulife Financial Corp., 3.40%, 9/17/15	380	386,641
MetLife, Inc.:
6.13%, 12/01/11	75	75,599
5.00%, 11/24/13	231	246,749
Metropolitan Life Global Funding I (a):
2.50%, 1/11/13	1,505	1,520,998
5.13%, 4/10/13 (c)	1,265	1,327,767
2.00%, 1/10/14	935	939,283
5.13%, 6/10/14	735	793,847
Prudential Financial, Inc., 4.75%, 9/17/15	825	861,235
		6,751,140

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Media — 2.4%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	$150	$216,428
Comcast Corp.:
5.88%, 2/15/18	584	676,592
5.70%, 5/15/18	255	294,711
6.40%, 3/01/40	310	360,774
Cox Communications, Inc., 8.38%, 3/01/39 (a)	555	764,489
DIRECTV Holdings LLC:
3.50%, 3/01/16	775	799,665
5.88%, 10/01/19	147	165,389
Discovery Communications LLC, 3.70%, 6/01/15	270	284,164
News America, Inc.:
7.25%, 5/18/18	339	394,404
4.50%, 2/15/21	90	90,419
7.28%, 6/30/28	175	203,719
Time Warner Cable, Inc., 5.50%, 9/01/41	175	172,971
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	250	265,625
		4,689,350
Metals & Mining — 0.2%
Barrick North America Finance LLC, 4.40%, 5/30/21	312	319,936
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/01/17	60	64,350
		384,286
Multi-Utilities — 0.1%
Dominion Resources, Inc., Series C, 4.90%, 8/01/41	275	284,658
Oil, Gas & Consumable Fuels — 3.7%
Anadarko Petroleum Corp.:
5.95%, 9/15/16	475	519,555
6.38%, 9/15/17	425	476,775
BP Capital Markets Plc, 3.13%, 3/10/12	940	948,697
El Paso Pipeline Partners Operating Co., LLC:
4.10%, 11/15/15	300	303,979
6.50%, 4/01/20	82	90,263
Enterprise Products Operating LLC:
4.05%, 2/15/22	150	150,273
6.13%, 10/15/39	250	272,195
5.95%, 2/01/41	250	268,173
Kern River Funding Corp., 4.89%, 4/30/18 (a)	70	75,688
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)	128	155,417
Marathon Petroleum Corp., 6.50%, 3/01/41 (a)	162	174,767
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37	208	244,744
6.50%, 9/15/37	280	350,188

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Nexen, Inc.:
6.40%, 5/15/37	$120	$122,120
7.50%, 7/30/39	175	204,958
Petrobras International Finance Co.:
3.88%, 1/27/16	360	357,120
5.88%, 3/01/18	40	41,655
5.75%, 1/20/20	955	991,290
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)	390	399,717
Southwestern Energy Co., 7.50%, 2/01/18	495	560,692
Western Gas Partners LP, 5.38%, 6/01/21	375	376,234
		7,084,500
Paper & Forest Products — 0.2%
International Paper Co., 7.95%, 6/15/18	380	438,911
Real Estate Investment Trusts (REITs) — 0.1%
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21	150	144,056
Specialty Retail — 0.5%
Best Buy Co., Inc., 5.50%, 3/15/21	604	548,808
Home Depot, Inc.:
5.88%, 12/16/36	301	350,422
5.40%, 9/15/40	10	11,016
5.95%, 4/01/41	23	27,355
		937,601
Thrifts & Mortgage Finance — 0.2%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)	458	484,196
Tobacco — 0.3%
Philip Morris International, Inc., 2.50%, 5/16/16	600	618,563
Trading Companies & Distributors — 0.3%
Xylem, Inc., 3.55%, 9/20/16 (a)	550	559,312
Wireless Telecommunication Services — 1.7%
America Movil SAB de CV, 2.38%, 9/08/16	450	435,150
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)	840	944,159
SBA Tower Trust, 4.25%, 4/15/40 (a)	550	580,689
Vodafone Group Plc, 4.15%, 6/10/14	1,205	1,294,570
		3,254,568
Total Corporate Bonds – 28.4%		54,894,417

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)	Value
Israel Government AID Bond, 5.50%, 9/18/23	$1,020	$1,294,775
Mexico Government International Bond:
5.95%, 3/19/19	70	79,450
5.13%, 1/15/20	412	445,990
Poland Government International Bond, 5.00%, 10/19/15	112	118,160
Republic of Italy, 6.88%, 9/27/23	95	93,600
Russian Foreign Bond Eurobond, 7.50%, 3/31/30	618	694,322
Total Foreign Agency Obligations – 1.4%		2,726,297

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.8%
Arkle Master Issuer Plc (a)(b):
Series 2010-1A, Class 2A, 1.44%, 5/17/60	820	816,660
Series 2010-2A, Class 1A1, 1.69%, 5/17/60	685	684,192
Arran Residential Mortgages Funding Plc, Series 2011-1A, Class A1C, 1.50%, 11/19/47 (a)(b)	140	139,519
Holmes Master Issuer Plc (b):
Series 2007-2A, Class 3A1, 0.33%, 7/15/21	117	116,615
Series 2010-1A, Class A2, 1.69%, 10/15/54 (a)	820	819,032
Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, 0.42%, 11/25/36 (b)	1,411	666,545
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.01%, 5/25/47 (b)	300	180,311
		3,422,874
Commercial Mortgage-Backed Securities — 5.5%
Banc of America Commercial Mortgage, Inc.:
Series 2004-5, Class A3, 4.56%, 11/10/41	260	260,517
Series 2005-4, Class A5A, 4.93%, 7/10/45	761	816,854
Series 2006-3, Class AM, 5.88%, 7/10/44 (b)	275	254,328
Series 2006-4, Class AM, 5.68%, 7/10/46	230	214,582
Banc of America Large Loan, Inc., Series 2010-UB4, Class A4A, 5.01%, 12/20/41 (a)(b)	420	445,200

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)	$70	$66,750
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class AM, 5.35%, 12/10/46	385	340,785
DBUBS Mortgage Trust:
Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (a)	489	501,656
Series 2011-LC3A, Class A2, 3.64%, 8/10/44	1,205	1,242,645
Extended Stay America Trust, Series 2010-ESHA, Class A, 2.95%, 11/05/27 (a)	384	377,669
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28%, 8/10/38 (b)	993	1,033,328
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AJ, 5.88%, 7/10/38 (b)	60	46,895
Series 2007-GG9, Class A4, 5.44%, 3/10/39	1,205	1,249,471
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class B, 6.68%, 11/15/35	1,108	1,107,971
Series 2003-ML1A, Class A2, 4.77%, 3/12/39	610	627,924
Series 2006-CB16, Class AJ, 5.62%, 5/12/45	150	106,823
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)	770	820,526
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AM, 5.89%, 6/15/38 (b)	155	151,332
Series 2006-C7, Class AM, 5.38%, 11/15/38	255	223,975
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)	155	130,453
Morgan Stanley Capital I, Series 2007-HQ13, Class A1, 5.36%, 12/15/44	667	667,995
Wachovia Bank Commercial Mortgage Trust, Series 2006- C27, Class A2, 5.62%, 7/15/45	10	10,166
		10,697,845
Total Non-Agency Mortgage-Backed Securities – 7.3%		14,120,719

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	4

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Preferred Securities	Par (000)	Value
Capital Trusts
Capital Markets — 0.4%
Credit Suisse Guernsey Ltd., 5.86% (b)(d)	$947	$743,395
Lehman Brothers Holdings Capital Trust VII, 5.86% (d)(e)(f)	85	8
Total Preferred Securities – 0.4%		743,403

Taxable Municipal Bonds
Municipal Electric Authority of Georgia, Refunding RB, 7.06%, 4/01/57	80	83,408
Total Taxable Municipal Bonds – 0.0%		83,408

US Government Sponsored Agency Securities
Agency Obligations — 5.4%
Fannie Mae:
5.13%, 1/02/14 (c)	1,770	1,933,727
2.38%, 4/11/16	420	442,698
3.44%, 10/09/19 (g)	605	460,010
Federal Home Loan Bank of Chicago, 5.63%, 6/13/16	560	624,513
Freddie Mac:
5.50%, 7/18/16	100	119,881
5.00%, 2/16/17	205	242,377
3.53%, 9/30/19	4,410	4,471,255
Tennessee Valley Authority:
5.25%, 9/15/39	950	1,216,826
Series E, 6.25%, 12/15/17	710	894,960
		10,406,247
Mortgage-Backed Securities — 43.8%
Fannie Mae Mortgage-Backed Securities:
3.00%, 10/15/26 (h)	1,000	1,030,156
3.24%, 7/01/41 (b)	755	788,375
3.50%, 10/15/41 (h)	7,900	8,167,844
4.00%, 10/15/41 (h)	12,400	13,014,187
4.50%, 10/15/41 (h)	7,558	8,048,052
5.00%, 4/01/40	5,694	6,223,811
5.50%, 12/01/39	13,330	14,536,263
6.00%, 10/15/41 (h)	5,200	5,713,136
8.00%, 8/01/31	24	28,477
9.50%, 7/01/17	11	12,183
10.00%, 5/01/22	4	5,097
10.50%, 12/01/16	1	937

US Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
4.00%, 10/15/26 (h)	$1,100	$1,147,609
4.50%, 10/15/41 (h)	3,781	4,001,741
5.00%, 10/15/41 (h)	4,341	4,649,900
5.50%, 10/15/41 (c)(h)	2,470	2,672,767
6.00%, 10/01/17	510	551,837
6.50%, 5/01/17	87	93,071
7.00%, 7/01/17	35	40,766
7.50%, 11/01/15	10	9,970
8.00%, 3/01/32	119	141,069
8.50%, 8/01/30	11	12,918
9.00%, 9/01/14	2	1,748
9.50%, 2/01/19	14	13,608
10.00%, 9/01/17	2	1,850
10.50%, 4/01/16	4	4,318
11.00%, 9/01/16	2	2,007
11.50%, 8/01/15	1	663
12.50%, 2/01/14	2	2,630
Ginnie Mae Mortgage-Backed Securities:
4.00%, 10/15/41 (h)	1,600	1,711,000
4.50%, 10/15/41 (h)	5,788	6,281,734
5.00%, 10/15/41 (h)	3,925	4,323,551
6.50%, 12/15/38	1,195	1,363,479
7.00%, 4/15/13	3	2,975
7.50%, 3/15/32	121	137,664
8.00%, 6/15/31	73	85,220
8.50%, 3/15/31	14	15,963
9.00%, 11/15/24	22	24,691
		84,863,267
Total US Government Sponsored Agency Securities – 49.2%		95,269,514

US Treasury Obligations
US Treasury Bonds:
6.50%, 11/15/26	1,720	2,591,825
4.50%, 2/15/36	1,920	2,486,100
4.63%, 2/15/40	250	334,063
4.38%, 5/15/40 (i)	3,915	5,039,349
3.88%, 8/15/40	2,450	2,910,906
US Treasury Inflation Indexed Bond, 2.00%, 4/15/12	3,163	3,192,115
US Treasury Notes:
0.25%, 9/15/14	1,380	1,373,210
1.50%, 7/31/16	5,975	6,135,608
0.75%, 9/30/16	4,420	4,426,542
2.25%, 7/31/18	6,240	6,585,147
1.38%, 9/30/18	330	328,401
4.75%, 2/15/41 (c)	2,805	3,832,359

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	5

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Notes (concluded): 3.75%, 8/15/41	$4,987	$5,805,965
Total US Treasury Obligations – 23.3%		45,041,590
Total Long-Term Investments (Cost – $224,427,605) – 118.6%		229,510,732

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (j)(k)	6,408,926	6,408,926
Total Short-Term Securities (Cost – $6,408,926) – 3.3%		6,408,926

Options Purchased	Notional Amount (000)
Over-the-Counter Call Swaptions — 0.1%
Receive a fixed rate of 3.15% and pay a floating rate based on 3- month LIBOR, Expires 6/25/12, Broker Citibank NA	$3,000	257,762
Over-the-Counter Put Swaptions — 0.1%
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	2,100	38
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, Expires 8/11/14, Broker JPMorgan Chase Bank NA	25,800	146,134
		146,172
Total Options Purchased (Cost – $264,330) – 0.2%		403,934
Total Investments Before TBA Sale Commitments and Options Written (Cost – $231,100,861*) – 122.1%		236,323,592

TBA Sale Commitments (h)	Par (000)
Fannie Mae Mortgage-Backed Securities:
5.00%, 10/15/26 - 10/15/41	2,300	(2,473,375)
4.50%, 10/15/41	5,500	(5,834,297)

TBA Sale Commitments (h)	Par (000)	Value
Fannie Mae Mortgage-Backed Securities (concluded):
5.50%, 10/15/41	$10,900	$(11,828,203)
Freddie Mac Mortgage-Backed Securities:
5.50%, 10/15/26	300	(324,187)
4.50%, 10/15/41	900	(951,891)
Ginnie Mae Mortgage-Backed Securities:
4.50%, 10/15/41	800	(869,125)
5.00%, 10/15/41	300	(329,437)
Total TBA Sale Commitments (Proceeds – $22,727,277) – (11.7%)		(22,610,515)

Options Written	Notional Amount (000)
Over-the-Counter Call Swaptions — (0.2)%
Receive a fixed rate of 2.65% and pay a floating rate based on 3- month LIBOR, Expires 6/25/12, Broker Citibank NA	3,000	(154,161)
Receive a fixed rate of 2.90% and pay a floating rate based on 3- month LIBOR, Expires 6/25/12, Broker Citibank NA	3,000	(203,461)
		(357,622)

Total Options Written (Premiums Received – $73,200) – (0.2%)	(357,622)
Total Investments, Net of TBA Sale Commitments and Options Written (Cost - $208,300,384) – 110.2%	213,355,455
Liabilities in Excess of Other Assets – (10.2)%	(19,688,076)
Net Assets – 100.0%	$193,667,379

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$231,100,861
Gross unrealized appreciation	$7,363,288
Gross unrealized depreciation	(2,140,557)
Net unrealized appreciation	$5,222,731

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with swaps.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	6

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series

(f)	Non-income producing security.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	$843,562	$5,125
Credit Suisse Securities (USA) LLC	$(346,453)	$28,422
Deutsche Bank AG	$9,599,172	$26,078
Goldman Sachs & Co.	$20,327,750	$70,156
Greenwich Capital Markets	$(537,813)	$1,504
JPMorgan Securities, Inc.	$(102,422)	$11,352
Morgan Stanley & Co., Inc.	$(5,080,765)	$71,586
Nomura Securities International, Inc.	$185,406	$25,172
UBS AG	$(425,156)	$(344)

(i)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(j)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at September 30, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	5,735,032	673,894	6,408,926	$17,607

(k)	Represents the current yield as of report date.

•

For Series compliance purposes, the Series industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	7

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
49	2-Year U.S. Treasury Note	Chicago Board of Trade	December 2011	$10,804,304	$(14,351)
56	5-Year U.S. Treasury Note	Chicago Board of Trade	December 2011	$6,863,063	(3,938)
33	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2011	$4,268,497	24,597
18	30-Year U.S. Treasury Bond	Chicago Board of Trade	December 2011	$2,461,253	105,997
Total					$112,305

•	Financial futures contracts sold as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
57	Ultra Long Term U.S. Treasury Bond	Chicago Board of Trade	December 2011	$8,492,153	$(549,472)

•	Foreign currency exchange contracts as of September 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CNY	12,715,000	USD	2,003,624	Citibank NA	11/17/11	$(11,562)
CNY	12,730,000	USD	2,003,778	Goldman Sachs & Co.	11/17/11	(9,366)
USD	3,954,466	CNY	25,445,000	Goldman Sachs & Co.	11/17/11	(32,008)
Total						$(52,936)

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Best Buy Co., Inc.	1.00%	Citibank NA	6/20/16	$1,500	$61,489

•	Interest rate swaps outstanding as of September 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
2.63% (a)	3-month LIBOR	Deutsche Bank AG	3/12/14	$9,000	$(435,901)
0.72% (a)	3-month LIBOR	Deutsche Bank AG	9/12/14	$6,200	12,369
2.73% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	4/01/15	$5,000	(322,075)
2.06% (a)	3-month LIBOR	Citibank NA	5/20/16	$2,700	(109,447)
2.10% (a)	3-month LIBOR	Citibank NA	5/23/16	$4,100	(174,234)
2.25% (b)	3-month LIBOR	JPMorgan Chase & Co.	8/13/16	$5,200	26,051
1.65% (b)	3-month LIBOR	Deutsche Bank AG	9/12/17	$5,100	(7,081)
3.18% (b)	3-month LIBOR	Citibank NA	7/12/21	$500	49,184
2.53% (a)	3-month LIBOR	Deutsche Bank AG	9/12/22	$1,400	(18,972)
4.27% (a)	3-month LIBOR	Citibank NA	4/19/41	$1,300	(426,881)
4.09% (a)	3-month LIBOR	Citibank NA	5/24/41	$400	(116,571)
2.69% (b)	3-month LIBOR	Credit Suisse Securities (USA) LLC	9/28/41	$1,200	(421)
Total					$(1,523,979)

(a)	Pays fixed interest rate and receives floating rate.

(b)	Pays floating interest rate and receives fixed rate.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	8

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Asset-Backed
Securities	—	$13,412,004	$3,219,380	$16,631,384
Corporate Bonds	—	54,894,417	—	54,894,417
Foreign Agency
Obligations	—	2,726,297	—	2,726,297
Non-Agency
Mortgage-Backed
Securities	—	14,120,719	—	14,120,719
Preferred
Securities	—	743,403	—	743,403
Taxable Municipal
Bonds	—	83,408	—	83,408
U.S. Government
Sponsored Agency
Securities	—	95,269,514	—	95,269,514
U.S. Treasury
Obligations	—	45,041,590	—	45,041,590
Short-Term
Securities	$6,408,926	—	—	6,408,926
Liabilities:
Investments:
TBA Sale
Commitments	—	(22,610,515)	—	(22,610,515)
Total	$6,408,926	$203,680,837	$3,219,380	$213,309,143

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit Contracts	—	$61,489	—	$61,489
Interest Rate
Contracts	$130,594	491,538	—	622,132
Liabilities:
Interest Rate
Contracts	(567,761)	(1,969,205)	—	(2,536,966)
Foreign Exchange
Contracts	—	(52,936)	—	(52,936)
Total	$(437,167)	$(1,469,114)	—	$(1,906,281)

[1]

Derivative financial instruments are swaps, financial futures contracts, and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	9

Schedule of Investments (concluded)	Master Core Bond Enhanced Index Series

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset- Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	Total
Assets:
Balance, as of December 31, 2010	$1,826,586	$835,000	$684,041	$3,345,627
Accrued discounts/premium	6,157	—	—	6,157
Net realized gain (loss)	294	—	—	294
Net change in unrealized appreciation/depreciation[2]	(82,685)	—	—	(82,685)
Purchases	3,576,177	—	—	3,576,177
Sales	(1,315,727)	—	—	(1,315,727)
Transfers in3	—	—	—	—
Transfers out[3]	(791,422)	(835,000)	(684,041)	(2,310,463)
Balance, as of September 30, 2011	$3,219,380	—	—	$3,219,380

2	The change in unrealized appreciation/depreciation on securities still held on September 30, 2011 was $(82,498).

3	The Series’ policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	10

Schedule of Investments September 30, 2011 (Unaudited)	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 6.7%
AGL Energy Ltd.	6,532	$89,564
AMP Ltd.	31	116
Asciano Ltd.	442,834	610,130
Australia & New Zealand Banking Group Ltd.	68,372	1,269,065
BHP Billiton Ltd.	44,744	1,481,493
Bendigo and Adelaide Bank Ltd.	18,112	146,706
Boral Ltd.	10,061	33,482
Brambles Ltd.	1	6
CSL Ltd.	4,519	128,291
Cochlear Ltd.	2	89
Commonwealth Bank of Australia Ltd.	1,260	54,797
Echo Entertainment Group Ltd. (a)	27	95
Fairfax Media Ltd.	537	422
Foster’s Group Ltd.	6,862	35,061
GPT Group	140,100	421,385
Iluka Resources Ltd.	6,028	70,556
Insurance Australia Group Ltd.	85	246
Leighton Holdings Ltd.	24,507	435,252
Lend Lease Group	7,571	50,847
Lynas Corp. Ltd. (a)	24,051	24,616
MacArthur Coal Ltd.	7	107
Metcash Ltd.	11,241	44,312
National Australia Bank Ltd.	36,083	766,451
OZ Minerals Ltd.	3,168	28,223
OneSteel Ltd.	314	368
Orica Ltd.	13,674	306,874
Origin Energy Ltd.	3,803	48,663
QBE Insurance Group Ltd.	54,190	665,466
Qantas Airways Ltd. (a)	82	110
Ramsay Health Care Ltd.	1,923	35,106
Rio Tinto Ltd.	14,360	841,115
Santos Ltd.	13,084	141,600
Sonic Healthcare Ltd.	372	4,066
Stockland	3,124	8,696
Suncorp-Metway Ltd.	52	396
Tabcorp Holdings Ltd.	9,530	23,484
Telstra Corp. Ltd.	31,433	93,615
Transurban Group	1	5
Wesfarmers Ltd., Ordinary Shares	11,017	332,874
Wesfarmers Ltd., Partially Protected Shares	5,902	181,587
Westfield Group	67	497
Westfield Retail Trust	1,346	3,133
Westpac Banking Corp.	49,033	949,537
Woodside Petroleum Ltd.	12,550	388,845
Woolworths Ltd.	13,719	327,837
		10,045,186
Austria — 0.3%
Erste Bank der Oesterreichischen Sparkassen AG	2,024	51,620

Common Stocks	Shares	Value
Austria (concluded)
Immoeast AG NPV	1	$—
Immofinanz AG NPV	16,123	—
Voestalpine AG	14,674	424,185
		475,805
Belgium — 0.6%
Ageas	34,640	59,654
Belgacom SA	3,305	99,467
Delhaize Group	39	2,280
Groupe Bruxelles Lambert SA	347	24,371
KBC Bancassurance Holding	5,123	118,192
Mobistar SA	937	53,491
Solvay SA	5,615	528,715
Umicore SA	1	36
		886,206
China — 0.0%
Foxconn International Holdings Ltd. (a)	844	436
Cyprus — 0.0%
Bank of Cyprus Plc	37,998	58,670
Denmark — 1.1%
A.P. Moller - Maersk A/S, Class A	9	50,376
A.P. Moller - Maersk A/S, Class B	21	123,359
Carlsberg A/S, Class B	5,800	343,704
Coloplast A/S, Class B	350	50,435
DSV A/S	3,301	59,393
Novo-Nordisk A/S, Class B	10,166	1,013,897
		1,641,164
Finland — 1.0%
Fortum Oyj	2,860	67,321
Kesko Oyj, Class B	5,604	172,419
Metso Oyj	2,018	59,068
Neste Oil Oyj	2,050	17,791
Nokia Oyj	38,206	216,046
Nokian Renkaat Oyj	1,750	52,391
Outokumpu Oyj	35	230
Pohjola Bank Plc	2,182	22,955
Sampo Oyj	6,200	155,728
Stora Enso Oyj, Class R	9,100	53,263
UPM-Kymmene Oyj	8,100	91,506
Wartsila Oyj	23,622	560,509
		1,469,227
France — 7.5%
Accor SA	2,930	78,020
Aeroports de Paris	601	45,206
Air France-KLM (a)	14,449	105,607
Air Liquide	3,518	410,817
Alcatel-Lucent SA (a)	22,261	64,546
Arkema SA	1,066	61,731

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EAFE	Europe, Australasia and the Far East
MSCI	Morgan Stanley Capital International

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France (concluded)
BNP Paribas SA	7,638	$301,110
CNP Assurances	28,910	425,670
Cap Gemini SA	4,245	141,140
Carrefour SA	10,368	236,100
Casino Guichard Perrachon SA	8,028	626,629
Christian Dior SA	452	50,607
Compagnie de Saint-Gobain	16,361	624,194
Cie Generale de Geophysique - Veritas (a)	61	1,074
Cie Generale des Etablissements Michelin, Class B	526	31,459
Credit Agricole SA	28,228	194,133
Danone	3,681	226,283
Electricite de France SA	21,627	626,338
Edenred	8,085	192,607
Eramet	63	8,698
Eurazeo	1,199	50,358
Fonciere Des Regions	536	37,390
France Telecom SA	60	982
GDF Suez	14,657	435,484
Gecina SA	5,389	471,047
Hermes International	67	20,062
JC Decaux SA (a)	23,058	572,270
L’Oreal SA	4,147	404,551
LVMH Moet Hennessy Louis Vuitton SA	2,471	326,173
Lafarge SA	1,229	42,240
Lagardere S.C.A.	18,486	454,078
Legrand Promesses	1,575	49,100
Natixis	32,441	102,052
Peugeot SA	2,250	47,866
Pinault-Printemps-Redoute	1,103	142,575
Publicis Groupe	2,225	92,864
Renault SA	2,523	83,570
SCOR SE	26	561
Sanofi-Aventis	272	17,891
Schneider Electric SA	468	25,045
Societe BIC SA	357	30,396
Societe Generale SA	7,921	207,354
Technip SA	7,813	625,954
Total SA	40,934	1,805,983
Unibail-Rodamco SE	811	144,712
Vallourec SA	1,342	76,852
Vinci SA	3,942	169,080
Vivendi SA	15,615	317,920
Wendel SA	518	32,463
		11,238,842
Germany — 6.1%
Adidas-Salomon AG	3,767	229,244
Allianz AG, Registered Shares	5,878	550,940
Axel Springer AG	4,179	143,833
BASF SE	10,546	642,941
Bayer AG, Registered Shares	9,123	503,442
Bayerische Motoren Werke AG	10,500	693,643
Bayerische Motoren Werke AG, Preference Shares	182	8,537
Brenntag AG	4	347

Common Stocks	Shares	Value
Germany (concluded)
Celesio AG	17,549	$230,935
Commerzbank AG (a)	63,814	159,929
Continental AG (a)	550	31,746
Daimler AG	11,481	510,611
Deutsche Bank AG, Registered Shares	27	936
Deutsche Boerse AG (a)	2,480	125,427
Deutsche Lufthansa AG	1	13
Deutsche Telekom AG, Registered Shares	29,185	342,569
E.ON AG	18,536	402,158
Fresenius Medical Care AG	2	136
Fresenius SE & Co. KGaA	822	73,065
HeidelbergCement AG	252	9,155
Henkel KGaA	10	438
Henkel KGaA, Preference Shares	820	43,601
Infineon Technologies AG	55,986	413,098
Kabel Deutschland Holding AG (a)	1,103	59,137
Lanxess	1,255	60,202
MAN AG	1,494	115,809
MAN SE	415	52,408
Metro AG	1,629	69,149
Muenchener Rueckversicherungs AG, Registered Shares	2,364	293,601
Porsche Automobil Holding SE, Preference Shares	1,350	64,302
ProSieben SAT.1 Media AG, Preference Shares	534	9,390
RWE AG	9	332
SAP AG	3	153
Salzgitter AG	1,063	51,017
Siemens AG	15,971	1,436,917
Suedzucker AG	18,498	525,549
TUI AG (a)	6,632	34,096
ThyssenKrupp AG	4,877	119,835
United Internet AG	29,440	497,665
Volkswagen AG	521	64,192
Volkswagen AG, Preference Shares	4,559	601,644
Wacker Chemie AG	187	16,602
		9,188,744
Greece — 0.0%
Alpha Bank AE (a)	21,429	37,380
EFG Eurobank Ergasias SA (a)	1	1
Public Power Corp.	1,830	14,536
		51,917
Hong Kong — 2.2%
AIA Group Ltd.	29	82
ASM Pacific Technology Ltd.	3,000	29,284
CLP Holdings Ltd.	17,000	153,156
Cheung Kong Holdings Ltd.	14,000	151,769
Galaxy Entertainment Group Ltd. (a)	19,519	28,358
Hang Lung Group Ltd.	7	36
Hang Lung Properties, Ltd.	15,000	44,630
The Hong Kong & China Gas Ltd.	23,111	52,021
Hopewell Holdings Ltd.	321	921
Hutchison Whampoa Ltd.	100,000	740,045

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hong Kong (concluded)
Hysan Development Co., Ltd.	60,000	$181,777
Kerry Properties Ltd.	11,500	36,706
Li & Fung Ltd.	83,837	139,889
Lifestyle International Holdings Ltd.	1	2
MTR Corp.	500	1,497
New World Development Ltd.	500,000	478,090
Orient Overseas International Ltd.	3,159	12,621
Power Assets Holdings Ltd.	5,500	42,080
SJM Holdings Ltd.	26,000	45,931
Sands China Ltd. (a)	5,600	13,102
Sun Hung Kai Properties Ltd.	31,000	355,632
Swire Pacific Ltd., Class A	3,500	35,962
Wharf Holdings Ltd.	127,262	627,869
Wheelock & Co., Ltd.	14,000	41,422
Wynn Macau Ltd.	24,401	57,704
		3,270,586
Ireland — 0.8%
Bank of Ireland (a)	1	—
CRH Plc	17,178	265,483
Elan Corp. Plc (a)	36,683	388,834
James Hardie Industries SE (a)	101,319	554,009
Ryanair Holdings Plc	139	614
		1,208,940
Israel — 0.5%
Bank Leumi Le-Israel	5,734	17,567
Israel Chemicals Ltd.	6,882	78,374
Israel Discount Bank Ltd. (a)	1	2
Teva Pharmaceutical Industries Ltd.	16,182	599,546
		695,489
Italy — 1.6%
A2A SpA	466,103	579,844
Banca Monte dei Paschi di Siena SpA	1	1
Banco Popolare SpA	24,632	40,727
Enel Green Power SpA	82,504	187,969
Enel SpA	53,858	237,741
Eni SpA	19,769	347,790
Fiat Industrial (a)	12,954	96,795
Fiat SpA	47,087	254,225
Parmalat SpA	605	1,277
Pirelli & C. SpA	2,542	18,081
Snam Rete Gas SpA	11,267	52,015
Telecom Italia SpA	17,313	18,811
Telecom Italia SpA, Non- Convertible Savings Shares	504,246	490,394
		2,325,670
Japan — 20.2%
The 77 Bank Ltd.	22,000	100,131
Advantest Corp.	100	1,078
Aeon Co., Ltd.	100	1,353
Aeon Credit Service Co., Ltd.	100	1,538
Aeon Mall Co., Ltd.	1,100	25,126
Aisin Seiki Co., Ltd.	2,700	89,898
All Nippon Airways Co., Ltd.	11,000	34,427

Common Stocks	Shares	Value
Japan (continued)
Aozora Bank Ltd.	8,000	$18,419
Asahi Breweries Ltd.	5,600	118,660
Asahi Glass Co., Ltd.	15,000	146,448
Asahi Kasei Corp.	5,000	29,966
Astellas Pharma, Inc.	6,700	252,904
The Bank of Kyoto Ltd.	8,000	71,227
The Bank of Yokohama Ltd.	12,000	60,176
Benesse Holdings, Inc.	1,100	48,730
Bridgestone Corp.	4,500	102,103
Brother Industries Ltd.	2	23
Canon, Inc.	19,800	899,039
Casio Computer Co., Ltd.	4,500	28,492
Central Japan Railway Co.	7	61,088
The Chiba Bank Ltd.	21,000	145,655
Chubu Electric Power Co., Inc.	10,300	192,910
Chugai Pharmaceutical Co., Ltd.	30,600	518,378
The Chugoku Bank Ltd.	2,000	29,453
The Chugoku Electric Power Co., Inc.	1,100	19,347
Citizen Holdings Co., Ltd.	130	647
Coca-Cola West Co., Ltd.	900	17,264
Credit Saison Co., Ltd.	100	1,928
Dai Nippon Printing Co., Ltd.	1,000	10,341
The Dai-ichi Life Insurance Co.	208	215,001
Daicel Corp.	5,000	28,465
Daiichi Sankyo Co., Ltd.	40	834
Daikin Industries Ltd.	3,400	97,384
Dainippon Sumitomo Pharma Co., Ltd.	2,000	21,980
Dena Co. Ltd.	1	42
Denso Corp.	5,900	189,668
Dentsu Inc.	2,427	76,894
East Japan Railway Co.	6,939	420,688
Eisai Co., Ltd.	3,700	149,290
Fuji Film Holdings Corp.	9,500	220,785
Fujitsu Ltd.	133,000	627,208
Fukuoka Financial Group, Inc.	454	1,900
The Gunma Bank Ltd.	10,000	55,738
Hankyu Hanshin Holdings, Inc.	14,000	59,874
Hirose Electric Co., Ltd.	6,300	585,667
Hitachi Ltd.	49,000	243,239
Hitachi Metals Ltd.	474	5,458
Hokkaido Electric Power Co., Inc.	8,900	131,193
Hokuhoku Financial Group, Inc.	28,000	61,179
Hokuriku Electric Power Co.	2,702	49,857
Honda Motor Co., Ltd.	28,600	837,833
Hoya Corp.	4,600	106,649
IHI Corp.	1,000	2,205
ITOCHU Corp.	18,300	174,872
Inpex Corp.	47	288,632
Isetan Mitsukoshi Holdings Ltd.	100	1,012
J. Front Retailing Co., Ltd.	7,000	33,225
JFE Holdings, Inc.	17,245	348,112
JX Holdings, Inc.	16,410	92,104
Japan Retail Fund Investment Corp.	1	1,608
Japan Tobacco, Inc.	78	364,849

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Jupiter Telecommunications Co., Ltd.	28	$30,296
KDDI Corp.	60	413,061
Kajima Corp.	12,000	39,385
Kamigumi Co., Ltd.	4,000	35,704
Kaneka Corp.	7,000	39,598
The Kansai Electric Power Co., Inc.	5,000	86,407
Kao Corp.	16,000	445,669
Kawasaki Heavy Industries Ltd.	2,000	5,100
Keio Electric Railway Co., Ltd.	14,000	100,159
Kikkoman Corp.	2,000	22,850
Kinden Corp.	5,000	43,231
Kobe Steel Ltd.	82,000	136,877
Komatsu Ltd.	17,450	376,223
Kubota Corp.	21,000	171,256
Kuraray Co., Ltd.	6,700	91,375
Kyocera Corp.	2,300	192,316
Kyowa Hakko Kirin Co., Ltd.	1,000	11,150
Kyushu Electric Power Co., Inc.	5,100	81,997
Mabuchi Motor Co., Ltd.	400	18,578
Marubeni Corp.	21,250	118,659
Marui Group Co., Ltd.	100	752
Maruichi Steel Tube Ltd.	700	16,529
McDonald’s Holdings Co. Japan, Ltd.	1	27
Medipal Holdings Corp.	100	1,013
Mitsubishi Chemical Holdings Corp.	8,000	54,254
Mitsubishi Corp.	15,200	309,466
Mitsubishi Electric Corp.	44,000	389,746
Mitsubishi Estate Co., Ltd.	59,000	957,015
Mitsubishi Heavy Industries Ltd.	16,000	67,482
Mitsubishi Materials Corp.	12,100	29,464
Mitsubishi Motors Corp. (a)	1,006	1,333
Mitsubishi UFJ Financial Group, Inc.	332,712	1,527,033
Mitsubishi UFJ Lease & Finance Co., Ltd.	10	399
Mitsui & Co., Ltd.	20,303	294,094
Mitsui Chemicals, Inc.	12,000	40,138
Mitsui Fudosan Co., Ltd.	5,000	78,986
Mizuho Financial Group, Inc.	737,313	1,079,710
Murata Manufacturing Co., Ltd.	1,400	76,012
NEC Corp. (a)	143,000	290,510
NHK Spring Co., Ltd.	2,000	17,672
NKSJ Holdings, Inc.	10,427	231,467
NTT DoCoMo, Inc.	634	1,155,179
Nikon Corp.	1,000	23,589
Nintendo Co., Ltd.	4,700	690,606
Nippon Electric Glass Co., Ltd.	6,000	54,522
Nippon Meat Packers, Inc.	6,000	77,972
Nippon Paper Group, Inc.	1,464	38,978
Nippon Steel Corp.	62,000	177,822
The Nishi-Nippon City Bank Ltd.	35,000	107,561
Nissan Motor Co., Ltd.	71,400	631,750
Nitto Denko Corp.	2,200	86,585
Nomura Holdings, Inc.	66,200	241,425
ORIX Corp.	1,560	122,440

Common Stocks	Shares	Value
Japan (continued)
Omron Corp.	3,600	$70,699
Oracle Corp. Japan	600	21,124
Oriental Land Co., Ltd.	700	74,684
Otsuka Holdings Co., Ltd.	3,500	95,887
Panasonic Corp.	41,900	404,973
Rakuten, Inc.	1	1,165
Resona Holdings, Inc.	159,099	759,081
Ricoh Co., Ltd.	3,000	25,144
Rohm Co., Ltd.	300	15,649
SMC Corp.	600	87,697
Santen Pharmaceutical Co., Ltd.	1,100	46,231
Secom Co., Ltd.	1,600	77,172
Sega Sammy Holdings, Inc.	3,200	74,658
Seiko Epson Corp.	100	1,272
Seven & I Holdings Co., Ltd.	6,736	188,811
Seven Bank Ltd.	9	17,566
Sharp Corp.	86,000	722,504
Shikoku Electric Power Co., Inc.	2,500	68,728
Shin-Etsu Chemical Co., Ltd.	3,900	191,309
Shinsei Bank Ltd.	520,000	584,480
Shionogi & Co., Ltd.	4,900	72,498
The Shizuoka Bank Ltd.	1,000	10,477
Showa Denko KK	22,000	43,427
Showa Shell Sekiyu KK	100	712
Softbank Corp.	15,000	438,901
Sojitz Corp.	100	183
Sony Financial Holdings, Inc.	2,600	39,696
Square Enix Holdings Co., Ltd.	3	54
Sumitomo Chemical Co., Ltd.	29,000	111,898
Sumitomo Corp.	21,000	259,845
Sumitomo Electric Industries Ltd.	3,700	43,454
Sumitomo Metal Industries Ltd.	300	622
Sumitomo Metal Mining Co., Ltd.	8,000	105,922
Sumitomo Mitsui Financial Group, Inc.	1	28
Sumitomo Mitsui Trust Holdings, Inc.	96,350	318,908
Sumitomo Rubber Industries Ltd.	100	1,279
Suruga Bank Ltd.	5,000	48,711
Suzuken Co., Ltd.	1,000	26,897
T&D Holdings, Inc.	100	942
TDK Corp.	800	27,907
THK Co., Ltd.	1,800	29,953
Taisho Pharmaceutical Co., Ltd.	1,000	24,556
Takashimaya Co., Ltd.	4,000	29,171
Takeda Pharmaceutical Co., Ltd.	24,400	1,157,249
Teijin Ltd.	20,000	71,899
Terumo Corp.	4,000	208,177
Toho Gas Co., Ltd.	6,000	39,380
Tokio Marine Holdings, Inc.	19,233	487,422
The Tokyo Electric Power Co., Inc.	4,000	12,093
Tokyo Gas Co., Ltd.	42,000	195,082
Tokyu Corp.	12,000	60,302
TonenGeneral Sekiyu KK	14,000	160,866
Toray Industries, Inc.	23,000	161,072
Toshiba Corp.	76,000	310,038
Tosoh Corp.	53,000	166,077

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	4

Schedule of Investments (continued)	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Toyo Seikan Kaisha Ltd.	2,300	$34,808
Toyo Suisan Kaisha Ltd.	1,000	27,425
Toyoda Gosei Co., Ltd.	900	17,136
Toyota Boshoku Corp.	100	1,429
Toyota Motor Corp.	36,300	1,244,334
USS Co., Ltd.	10	850
West Japan Railway Co.	500	21,433
Yahoo! Japan Corp.	474	147,217
Yamada Denki Co., Ltd.	8,340	580,041
Yamaha Corp.	100	1,082
Yamaha Motor Co., Ltd. (a)	5,700	75,252
Yamato Holdings Co., Ltd.	475	8,660
		30,205,815
Luxembourg — 0.0%
APERAM	4,311	62,377
Netherlands — 2.4%
ASML Holding NV	6,065	209,718
Aegon NV (a)	22,465	91,059
Delta Lloyd NV	1,586	25,028
European Aeronautic Defence and Space Co. NV	1,389	39,043
Fugro NV	987	49,776
Heineken Holding NV	8,239	317,961
Heineken NV	2,045	91,893
ING Groep NV CVA (a)	78,378	552,867
Koninklijke Ahold NV	70,594	830,198
Koninklijke DSM NV	2,126	92,435
Koninklijke KPN NV	72,492	954,794
Koninklijke Philips Electronics NV	4,889	87,718
QIAGEN NV (a)	1,986	27,584
Randstad Holding NV	25	797
SBM Offshore NV	2,494	43,226
STMicroelectronics NV	19,366	126,559
TNT NV	20,750	90,765
		3,631,421
New Zealand — 0.1%
Auckland International Airport Ltd.	44	76
Fletcher Building Ltd.	21,210	124,050
Sky City Ltd.	1	3
Telecom Corp. of New Zealand Ltd.	1	2
		124,131
Norway — 1.0%
DnB NOR ASA	15,100	150,489
Orkla ASA	11,659	88,623
Statoil ASA	45,474	975,775
Subsea 7 SA (a)	160	3,039
Yara International ASA	9,325	355,755
		1,573,681
Portugal — 0.4%
Banco Espirito Santo SA, Registered Shares	144,327	382,260
Jeronimo Martins SGPS SA	3,629	56,672

Common Stocks	Shares	Value
Portugal (concluded)
Portugal Telecom SGPS SA, Registered Shares	21,450	$157,592
		596,524
Singapore — 1.3%
CapitaMalls Asia Ltd.	1,082	997
City Developments Ltd.	8,000	58,003
Cosco Corp. (Singapore) Ltd.	1,000	698
DBS Group Holdings Ltd.	27,000	242,110
Global Logistic Properties Ltd. (a)	1	1
Hutchison Port Holdings Trust	2,200	1,468
Jardine Cycle & Carriage Ltd.	3,000	95,328
Keppel Corp. Ltd.	8,800	51,605
Neptune Orient Lines Ltd.	430,000	354,521
Oversea-Chinese Banking Corp., Ltd.	11,134	68,621
Sembcorp Marine Ltd.	178,000	435,840
Singapore Airlines Ltd.	466	4,035
Singapore Telecommunications Ltd.	1,000	2,410
StarHub Ltd.	9,000	19,562
UOL Group Ltd.	7,000	22,062
United Overseas Bank Ltd.	27,000	347,187
Wilmar International Ltd.	57,000	226,818
Yangzijiang Shipbuilding Holdings Ltd.	30,957	20,675
		1,951,941
Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	4,597	162,001
Abertis Infraestructuras SA	39,593	608,901
Acciona SA	3,071	258,888
Acerinox SA	1,492	16,767
Banco Bilbao Vizcaya Argentaria SA	50,359	416,955
Banco Popular Espanol SA	6,380	29,434
Banco Santander SA	38,488	314,674
Bankia SA (a)	13,300	65,288
Criteria Caixacorp SA	28,388	124,373
Distribuidora Internacional de Alimentacion SA (a)	10,368	41,283
Ferrovial SA	5,387	61,410
Fomento de Construcciones y Contratas SA	748	18,441
Gas Natural SDG, SA	4,778	81,250
Grifols SA (a)	25,890	482,808
Iberdrola SA	65,012	439,539
International Consolidated Airlines Group SA (a)	1	2
Mapfre SA	141,449	436,769
Repsol YPF SA	31,382	828,446
Telefonica SA	9,897	189,674
		4,576,903
Sweden — 2.8%
Assa Abloy AB, Series B	400	8,230
Atlas Copco AB, Class A	2,199	38,923
Boliden AB	4,335	44,578
Electrolux AB	3,790	55,735

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	5

Schedule of Investments (continued)	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
Getinge AB, Class B	3,200	$69,829
Hexagon AB	4,233	55,043
Industrivarden AB	9,478	99,241
Investor AB	31,515	554,588
Kinnevik Investment AB	1,680	31,086
Modern Times Group AB	1	40
Nordea Bank AB	22,681	183,560
Ratos AB	7,201	82,668
SKF AB	2,308	43,487
SSAB AB, Series A	5,784	42,901
Sandvik AB	53,072	611,561
Scania AB	1	14
Skandinaviska Enskilda Banken AB, Class A	16,663	89,574
Skanska AB, Class B	5,484	75,918
Svenska Cellulosa AB	8,537	103,947
Swedbank AB, Class A	16,037	177,067
Swedish Match AB	3,469	114,481
Tele2 AB	29,800	539,753
Telefonaktiebolaget LM Ericsson	39,022	374,690
TeliaSonera AB	18,005	118,707
Volvo AB, B Shares	65,832	646,719
		4,162,340
Switzerland — 8.4%
ABB Ltd. (a)	28,554	488,441
Actelion Ltd. (a)	1	33
Adecco SA, Registered Shares (a)	4,783	188,520
Baloise Holding AG	5	366
Compagnie Financiere Richemont SA	7,808	347,810
Credit Suisse Group AG	19,985	522,832
GAM Holdings Ltd. (a)	1	13
Geberit AG (a)	617	113,923
Givaudan SA	131	102,166
Holcim Ltd. (a)	2,236	118,660
Julius Baer Group Ltd. (a)	407	13,601
Kuehne & Nagel International AG	426	47,811
Lindt & Spruengli AG	14	40,725
Lonza Group AG, Registered Shares	1	60
Nestle SA, Registered Shares	66,251	3,647,295
Novartis AG, Registered Shares	37,544	2,097,271
Pargesa Holding SA	366	25,035
Roche Holding AG	9,508	1,535,656
SGS SA	3	4,558
Schindler Holding AG	732	77,595
Schindler Holding AG, Registered Shares	321	34,989
Sika AG	32	56,657
Sonova Holding AG, Registered Shares	637	57,798
Straumann Holding AG, Registered Shares	1,739	272,109
Sulzer AG	379	38,948
The Swatch Group Ltd., Bearer Shares	478	157,273
The Swatch Group Ltd., Registered Shares	686	40,886
Swiss Life Holding	13	1,426
Swiss Reinsurance Co., Registered Shares (a)	3,448	161,749

Common Stocks	Shares	Value
Switzerland (concluded)
Swisscom AG	370	$150,528
Syngenta AG, Registered Shares (a)	3,194	830,018
Synthes, Inc. (b)	661	106,972
Transocean Ltd.	5,038	242,904
UBS AG (a)	55,104	630,311
Zurich Financial Services AG (a)	2,297	478,475
		12,633,414
United Kingdom — 19.1%
ARM Holdings Plc	18,666	159,625
Admiral Group Plc	10,114	198,403
Amec Plc	4,911	61,966
Anglo American Plc	18,286	629,240
Associated British Foods Plc	7,319	125,999
AstraZeneca Plc	33,571	1,489,863
Aviva Plc	11,550	54,318
BAE Systems Plc	33,877	139,918
BHP Billiton Plc	25,999	694,535
BP Plc	265,107	1,589,496
BT Group Plc	107,602	288,408
Balfour Beatty Plc	10,338	40,893
Barclays Plc	179,391	439,931
British American Tobacco Plc	21,982	928,197
British Land Co. Plc	400	2,946
British Sky Broadcasting Group Plc	15,285	157,422
Bunzl Plc	1	12
CSR PLC	6,023	19,559
Cairn Energy Plc (a)	11,529	50,002
Capital & Counties Properties Plc	80,062	209,184
Capital Shopping Centres Group Plc	7,566	38,365
Carnival Plc	63	1,964
Centrica Plc	81,736	376,771
Cobham Plc	1	3
Compass Group Plc	26,859	216,688
Diageo Plc	28,028	534,399
EnQuest Plc (a)	172,991	238,958
Eurasian Natural Resources Corp. Plc	902	7,994
Experian Plc	65,751	738,098
GKN Plc	23,368	63,450
G4S Plc	8,240	34,093
GlaxoSmithKline Plc	66,231	1,366,682
Glencore International Plc (a)	35,923	225,698
HSBC Holdings Plc	256,926	1,967,872
Hammerson Plc	8,943	52,357
Home Retail Group	30,086	52,284
ITV Plc (a)	55,787	51,025
Imperial Tobacco Group Plc	10,585	357,218
Intercontinental Hotels Group Plc	5,421	87,905
International Power Plc	123,921	588,261
Intertek Group Plc	2,300	66,150
Investec Plc	28,443	153,889
J Sainsbury Plc	16,619	70,765
Johnson Matthey Plc	529	12,976
Kalahari Minerals Plc (a)	19,562	65,128
Kingfisher Plc	3,947	15,156
Land Securities Group Plc	7,980	79,310
Legal & General Group Plc	248,347	370,912
Lloyds TBS Group Plc (a)	804,026	431,644

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	6

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
Lonmin Plc	1,912	$31,045
Marks & Spencer Group Plc	7,898	38,460
National Grid Plc	110,823	1,098,478
Next Plc	2,350	92,131
Old Mutual Plc	7,091	11,506
Pearson Plc	12,043	212,428
Petrofac Ltd.	9,606	177,686
RSA Insurance Group Plc	6,552	11,276
Reckitt Benckiser Group Plc	1,596	80,866
Resolution Ltd.	113,118	433,453
Rexam Plc	111,936	538,269
Rio Tinto Plc, Registered Shares	17,863	792,191
Rolls-Royce Group Plc	674,880	1,052
Rolls-Royce Holdings Plc (a)	14,426	132,615
Royal Bank of Scotland Group Plc (a)	1	—
Royal Dutch Shell Plc	50,699	1,566,447
Royal Dutch Shell Plc, Class B	34,165	1,063,035
SABMiller Plc	14,841	484,247
The Sage Group Plc	18,304	72,594
Schroders Plc	1,926	38,178
Scottish & Southern Energy Plc	9,869	198,042
Serco Group Plc	10,855	85,873
Severn Trent Plc	3,288	78,559
Shire Plc	26,671	831,724
Smith & Nephew Plc	12,368	111,255
Smiths Group Plc	9,408	145,189
Standard Chartered Plc	40,050	799,037
Standard Life Plc	1	3
Tui Travel Plc	33,162	76,488
Tesco Plc	158,780	930,066
Thomas Cook Group Plc	29,190	17,992
Unilever Plc	14,016	439,039
Vedanta Resources Plc	3,597	61,144
Vodafone Group Plc	672,583	1,733,434
William Morrison Supermarkets Plc	26,661	120,207
WPP Plc	9,125	84,520
Whitbread Plc	3,161	77,509
Wolseley Plc	6,301	156,340
Xstrata Plc	26,641	336,414
		28,704,724
Total Common Stocks – 87.2%		130,780,153

Rights
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA (Expires 10/20/11)(a)	50,359	7,422
CaixaBank (Expires 10/13/11)(a)	28,388	2,320
		9,742
Total Rights – 0.0%		9,742

Investment Companies	Shares	Value
United States — 0.9%
iShares MSCI EAFE Index Fund (c)(d)	27,052	$1,291,733
Total Investment Companies – 0.9%		1,291,733
Total Long-Term Investments (Cost – $143,707,280) – 88.1%		132,081,628

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.09% (c)(e)	7,040,105	7,040,105
Total Short-Term Securities (Cost – $7,040,105) – 4.7%		7,040,105
Total Investments (Cost — $150,747,385*) - 92.8%		139,121,733
Other Assets Less Liabilities – 7.2%		10,760,649
Net Assets – 100.0%		$149,882,382

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$150,747,385
Gross unrealized appreciation	$12,095,814
Gross unrealized depreciation	(29,508,857)
Net unrealized depreciation	$(17,413,043)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at September 30, 2011	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	3,189,199	3,850,906	7,040,105	$1,785
iShares MSCI EAFE Index Fund	27,052	—	27,052	$30,866

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	7

Schedule of Investments (concluded)	Master Enhanced International Series

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
37	CAC 40 Index	LIFFE	October 2011	$1,467,605	$39,906
10	DAX Index	Eurex	December 2011	$1,849,119	39,093
136	DJ Euro Stoxx 50	Eurex	December 2011	$3,757,284	208,101
44	FTSE 100 Index	LIFFE	December 2011	$3,637,520	(83,614)
9	FTSE/MIB Index	Borsa	December 2011	$891,790	14,735
2	IBEX 35 Index	Madrid	October 2011	$224,816	7,414
11	SPI 200 Index	Sydney	December 2011	$1,218,370	(50,071)
41	TOPIX Index	Tokyo	December 2011	$4,037,537	5,974
Total					$181,538

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks:
Australia	$35,156	$10,010,030	—	$10,045,186
Austria	—	475,805	—	475,805
Belgium	—	886,206	—	886,206
China	—	436	—	436
Cyprus	—	58,670	—	58,670
Denmark	—	1,641,164	—	1,641,164

Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Long-Term Investments
Common Stocks:
Finland	—	$1,469,227	—	$1,469,227
France	—	11,238,842	—	11,238,842
Germany	$177,835	9,010,909	—	9,188,744
Greece	—	51,917	—	51,917
Hong Kong	—	3,270,586	—	3,270,586
Ireland	—	1,208,940	—	1,208,940
Israel	—	695,489	—	695,489
Italy	—	2,325,670	—	2,325,670
Japan	1,722,845	28,482,970	—	30,205,815
Luxembourg	—	62,377	—	62,377
Netherlands	91,893	3,539,528	—	3,631,421
New Zealand	—	124,131	—	124,131
Norway	—	1,573,681	—	1,573,681
Portugal	—	596,524	—	596,524
Singapore	—	1,951,941	—	1,951,941
Spain	523,526	4,053,377	—	4,576,903
Sweden	—	4,162,340	—	4,162,340
Switzerland	161,749	12,471,665	—	12,633,414
United Kingdom	290,826	28,413,898	—	28,704,724
Rights:
Spain	9,742	—	—	9,742
Investment Companies:
United States	1,291,733	—	—	1,291,733
Short-Term Securities:	7,040,105	—	—	7,040,105
Total	$11,345,410	$127,776,323	—	$139,121,733

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$315,223	—	—	$315,223
Liabilities:
Equity contracts	(133,685)	—	—	(133,685)
Total	$181,538	—	—	$181,538

[1]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	8

Schedule of Investments September 30, 2011 (Unaudited)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
General Dynamics Corp.	100	$5,689
Goodrich Corp.	6,435	776,576
Honeywell International, Inc.	28,300	1,242,653
Huntington Ingalls Industries Inc.	1,873	45,570
Lockheed Martin Corp.	21,090	1,531,978
Northrop Grumman Corp.	48,645	2,537,323
Rockwell Collins, Inc.	28,500	1,503,660
Textron, Inc.	25,100	442,764
United Technologies Corp. (a)	65,275	4,592,749
		12,678,962
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	56,600	3,574,290
Auto Components — 0.0%
Johnson Controls, Inc.	17,650	465,430
Automobiles — 0.3%
Ford Motor Co. (a)	291,748	2,821,203
Beverages — 4.2%
The Coca-Cola Co.	203,394	13,741,298
Coca-Cola Enterprises, Inc.	595,100	14,806,088
Constellation Brands, Inc.,
Class A (a)(b)	138,765	2,497,770
Dr. Pepper Snapple Group, Inc.	87,400	3,389,372
Molson Coors Brewing Co., Class B	24	951
PepsiCo, Inc.	130,565	8,081,973
		42,517,452
Biotechnology — 0.3%
Biogen Idec, Inc. (a)	7,210	671,611
Celgene Corp. (a)	4	248
Cephalon, Inc. (a)	25,758	2,078,671
		2,750,530
Capital Markets — 1.7%
The Bank of New York Mellon Corp.	61,854	1,149,866
Franklin Resources, Inc.	155,550	14,876,802
State Street Corp.	13,009	418,369
T. Rowe Price Group, Inc.	26,640	1,272,593
		17,717,630
Chemicals — 2.3%
Air Products & Chemicals, Inc.	10,557	806,238
Airgas, Inc.	7,500	478,650
Arch Chemicals, Inc.	3,127	146,719
The Dow Chemical Co.	78,444	1,761,852
E.I. du Pont de Nemours & Co.	33,900	1,354,983
Eastman Chemical Co.	149,400	10,238,382
Ecolab, Inc.	65,300	3,192,517
FMC Corp.	6,500	449,540
Nalco Holding Co.	29,160	1,020,017
PPG Industries, Inc.	21,400	1,512,124
The Sherwin-Williams Co.	29,800	2,214,736
		23,175,758

Common Stocks	Shares	Value
Commercial Banks — 1.9%
BB&T Corp.	13,964	$297,852
Bank of Montreal	5,907	329,906
Fifth Third Bancorp	125,709	1,269,661
KeyCorp	86,200	511,166
M&T Bank Corp.	5,008	350,059
The PNC Financial Services Group, Inc. (d)	15,798	761,306
Regions Financial Corp.	113,900	379,287
SunTrust Banks, Inc.	48,700	874,165
U.S. Bancorp	102,154	2,404,705
Wells Fargo & Co. (a)	526,232	12,692,716
		19,870,823
Commercial Services & Supplies — 0.5%
Cintas Corp.	147,300	4,145,022
Iron Mountain, Inc.	13,211	417,732
Pitney Bowes, Inc.	18,500	347,800
Republic Services, Inc., Class A	14,782	414,783
		5,325,337
Communications Equipment — 0.3%
Cisco Systems, Inc.	6,346	98,299
Motorola Mobility Holdings, Inc. (a)	48,064	1,815,858
Motorola Solutions, Inc.	30,857	1,292,908
		3,207,065
Computers & Peripherals — 5.7%
Apple, Inc. (a)(c)	84,710	32,289,758
Dell, Inc. (a)	813,600	11,512,440
EMC Corp. (a)	122,900	2,579,671
Hewlett-Packard Co.	268,144	6,019,833
NetApp, Inc. (a)	33,400	1,133,596
SanDisk Corp. (a)	21,600	871,560
Western Digital Corp. (a)	135,900	3,495,348
		57,902,206
Construction & Engineering — 0.1%
Fluor Corp.	15,800	735,490
Consumer Finance — 2.2%
American Express Co.	94,870	4,259,663
Capital One Financial Corp.	288,544	11,434,999
Discover Financial Services, Inc.	301,300	6,911,822
		22,606,484
Containers & Packaging — 0.1%
Sealed Air Corp.	42,150	703,905
Temple-Inland, Inc.	19,400	608,578
		1,312,483
Distributors — 0.1%
Genuine Parts Co.	12,670	643,636

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ETF	Exchange-Traded Fund
SPDR	Standard and Poor’s Depositary Receipts

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	11,100	$439,671
H&R Block, Inc.	27,600	367,356
		807,027
Diversified Financial Services — 2.1%
Bank of America Corp.(c)	919,314	5,626,202
Citigroup, Inc.	235,332	6,029,206
JPMorgan Chase & Co.	305,793	9,210,485
NYSE Euronext	21,152	491,572
		21,357,465
Diversified Telecommunication Services — 2.7%
AT&T, Inc.(c)	524,280	14,952,466
CenturyLink, Inc.	73,503	2,434,419
Frontier Communications Corp.	141,014	861,596
Verizon Communications, Inc.	226,822	8,347,050
Windstream Corp.	63,222	737,168
		27,332,699
Electric Utilities — 0.5%
American Electric Power Co., Inc.	12,850	488,557
DPL, Inc.	15,299	461,112
Edison International	2,750	105,188
Entergy Corp.	7,560	501,152
Exelon Corp.	6,660	283,783
FirstEnergy Corp.	44,000	1,976,040
Pepco Holdings, Inc.	20,500	387,860
Pinnacle West Capital Corp.	9,555	410,292
Progress Energy, Inc.	20	1,034
The Southern Co.	17,260	731,306
		5,346,324
Electrical Equipment — 0.4%
Babcock & Wilcox Co. (a)	77,894	1,522,828
Emerson Electric Co.	39,081	1,614,436
Rockwell Automation, Inc.	13,100	733,600
		3,870,864
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	5,220	212,819
Corning, Inc.	50,000	618,000
Jabil Circuit, Inc.	17,840	317,374
Molex, Inc.	20,896	425,651
		1,573,844
Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	29,146	1,345,379
Diamond Offshore Drilling, Inc.	3,472	190,057
Halliburton Co.	61,680	1,882,474
Helmerich & Payne, Inc.	13,813	560,808
Nabors Industries Ltd. (a)	48,203	590,969
National Oilwell Varco, Inc.	35,883	1,837,927
Noble Corp. (a)	5,387	158,108

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Schlumberger Ltd.	97,956	$5,850,912
		12,416,634
Food & Staples Retailing — 2.4%
BJ’s Wholesale Club, Inc.	21,124	1,082,394
CVS Caremark Corp.	72,100	2,421,118
Costco Wholesale Corp.	77,740	6,384,009
The Kroger Co.	182,149	3,999,992
SYSCO Corp.	15,582	403,574
Safeway, Inc.	32,100	533,823
Wal-Mart Stores, Inc.	171,605	8,906,299
Walgreen Co.	36,600	1,203,774
		24,934,983
Food Products — 1.0%
Archer-Daniels-Midland Co.	13,700	339,897
ConAgra Foods, Inc.	22,817	552,628
General Mills, Inc.	4,889	188,080
H.J. Heinz Co.	8,984	453,512
Hormel Foods Corp.	151,367	4,089,936
The J.M. Smucker Co.	7,400	539,386
Kraft Foods, Inc.	104,803	3,519,285
Sara Lee Corp.	16,171	264,396
		9,947,120
Gas Utilities — 1.7%
Nicor, Inc.	6,850	376,818
Oneok, Inc.	259,700	17,150,588
		17,527,406
Health Care Equipment & Supplies — 2.5%
Baxter International, Inc.	347,400	19,503,036
Becton Dickinson & Co.	4,830	354,135
Boston Scientific Corp. (a)	138,600	819,126
C.R. Bard, Inc.	4,253	372,308
CareFusion Corp. (a)	20,277	485,634
Covidien Plc	36,813	1,623,453
Kinetic Concepts, Inc. (a)	10,600	698,434
Medtronic, Inc.	16,400	545,136
St. Jude Medical, Inc.	9,752	352,925
Stryker Corp.	11,690	550,950
Zimmer Holdings, Inc. (a)	6,950	371,825
		25,676,962
Health Care Providers & Services — 4.7%
Aetna, Inc.	56,750	2,062,862
AmerisourceBergen Corp.	33,400	1,244,818
Cigna Corp.	11,700	490,698
Cardinal Health, Inc.	42,209	1,767,713
Coventry Health Care, Inc. (a)	13,500	388,935
DaVita, Inc. (a)	5,520	345,938
HCA Holdings, Inc. (a)	31	625
Humana, Inc.	194,100	14,116,893
Laboratory Corp. of America Holdings (a)	11,040	872,712
LifePoint Hospitals, Inc. (a)	33,516	1,228,026

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	Master Enhanced S&P 500 Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
McKesson Corp.	22,871	$1,662,722
Medco Health Solutions, Inc. (a)	28,817	1,351,229
Patterson Cos., Inc.	16,950	485,279
UnitedHealth Group, Inc.	98,313	4,534,196
WellPoint, Inc.	262,411	17,130,190
		47,682,836
Health Care Technology — 0.0%
Cerner Corp. (a)	1,000	68,520
Hotels, Restaurants & Leisure — 0.7%
Carnival Corp.	7	212
Chipotle Mexican Grill, Inc., Class A (a)	2,870	869,467
Marriott International, Inc., Class A	13,394	364,853
McDonald’s Corp.	56,315	4,945,583
Starbucks Corp.	18,535	691,170
Wyndham Worldwide Corp.	20	570
Wynn Resorts Ltd.	6,900	794,052
		7,665,907
Household Durables — 1.3%
D.R. Horton, Inc.	25,400	229,616
Fortune Brands, Inc.	15,221	823,152
Harman International Industries, Inc.	6,300	180,054
Leggett & Platt, Inc.	25,200	498,708
Newell Rubbermaid, Inc.	134,904	1,601,310
Whirlpool Corp.	198,700	9,917,117
		13,249,957
Household Products — 1.6%
Colgate-Palmolive Co.	30,241	2,681,772
The Procter & Gamble Co.	209,794	13,254,785
		15,936,557
IT Services — 3.7%
Accenture Plc	43,180	2,274,723
Cognizant Technology Solutions Corp. (a)	3,000	188,100
Fidelity National Information Services, Inc.	302,204	7,349,601
International Business Machines Corp.	102,343	17,913,095
MasterCard, Inc., Class A	4,644	1,472,891
Paychex, Inc.	9,850	259,745
Teradata Corp. (a)	139,306	7,457,050
Visa, Inc., Class A	3,420	293,162
Western Union Co.	26,754	409,069
		37,617,436
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (a)	59,500	580,720
Constellation Energy Group, Inc.	1,780	67,747
		648,467
Industrial Conglomerates — 2.4%
General Electric Co.	962,400	14,666,976

Common Stocks	Shares	Value
Industrial Conglomerates (concluded)
Tyco International Ltd.	235,450	$9,594,587
		24,261,563
Insurance — 3.6%
ACE Ltd.	94,960	5,754,576
Aflac, Inc.	42,400	1,481,880
The Allstate Corp.	9,400	222,686
American International Group, Inc. (a)	39,600	869,220
Assurant, Inc.	8,800	315,040
Berkshire Hathaway, Inc., Class B (a)	22,116	1,571,121
Chubb Corp.	16	960
Cincinnati Financial Corp.	32,914	866,626
HCC Insurance Holdings, Inc.	42,943	1,161,608
Hartford Financial Services Group, Inc.	40,400	652,056
Loews Corp.	8,460	292,293
Marsh & McLennan Cos., Inc.	49	1,300
MetLife, Inc.	33,850	948,138
The Progressive Corp.	59,400	1,054,944
Prudential Financial, Inc.	1,550	72,633
Torchmark Corp.	292,600	10,200,036
Travelers Cos., Inc.	222,029	10,819,473
Unum Group	4,800	100,608
		36,385,198
Internet & Catalog Retail — 0.1%
Priceline.com, Inc. (a)	1,300	584,298
Internet Software & Services — 1.2%
eBay, Inc. (a)	59,005	1,740,058
Google, Inc., Class A (a)	19,661	10,113,225
		11,853,283
Leisure Equipment & Products — 0.1%
Hasbro, Inc.	12,140	395,885
Mattel, Inc.	35,400	916,506
		1,312,391
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. (a)	31,600	987,500
Life Technologies Corp. (a)	11,600	445,788
PerkinElmer, Inc.	10,200	195,942
Thermo Fisher Scientific, Inc. (a)	1,685	85,328
Waters Corp. (a)	12,400	936,076
		2,650,634
Machinery — 2.7%
Caterpillar, Inc.	94,315	6,964,220
Cummins, Inc.	3,200	261,312
Danaher Corp.	42,080	1,764,835
Deere & Co.	17,200	1,110,604
Dover Corp.	1,785	83,181
Eaton Corp.	20,402	724,271
Illinois Tool Works, Inc.	9,787	407,139

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	Master Enhanced S&P 500 Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Joy Global, Inc.	47	$2,932
PACCAR, Inc.	33,125	1,120,287
Pall Corp.	334,500	14,182,800
Parker Hannifin Corp.	13,500	852,255
		27,473,836
Media — 1.8%
CBS Corp., Class B	60,648	1,236,006
Comcast Corp., Class A	229,768	4,802,151
DIRECTV, Class A (a)	8,159	344,718
Discovery Communications, Inc., Class A (a)(b)	18,314	688,973
Gannett Co., Inc.	21,700	206,801
News Corp., Class A	156,822	2,426,037
Omnicom Group, Inc.	23,592	869,129
Time Warner, Inc.	45,658	1,368,370
Viacom, Inc., Class B	151,405	5,865,430
Walt Disney Co.	17,220	519,355
		18,326,970
Metals & Mining — 1.0%
Alcoa, Inc.	96,400	922,548
Freeport-McMoRan Copper & Gold, Inc., Class B	286,716	8,730,502
Nucor Corp.	12,554	397,209
		10,050,259
Multi-Utilities — 3.3%
Ameren Corp.	436,960	13,008,299
CMS Energy Corp.	30,300	599,637
DTE Energy Co.	25	1,226
Integrys Energy Group, Inc.	7,100	345,202
NiSource, Inc.	70,725	1,512,100
PG&E Corp.	25,332	1,071,797
Sempra Energy	5,100	262,650
TECO Energy, Inc.	1,000,700	17,141,991
Xcel Energy, Inc.	9,150	225,914
		34,168,816
Multiline Retail — 0.1%
Big Lots, Inc. (a)	6,800	236,844
Family Dollar Stores, Inc.	8,562	435,463
Macy’s, Inc.	42	1,106
Nordstrom, Inc.	15,200	694,336
Target Corp.	3,573	175,220
		1,542,969
Office Electronics — 0.1%
Xerox Corp.	127,082	885,762
Oil, Gas & Consumable Fuels — 11.0%
Alpha Natural Resources, Inc. (a)	20,530	363,176
Anadarko Petroleum Corp.	44,530	2,807,616
Apache Corp.	60,779	4,876,907
Cabot Oil & Gas Corp.	9,500	588,145
Chesapeake Energy Corp.	42,494	1,085,722
Chevron Corp.	343,246	31,757,120
ConocoPhillips	209,630	13,273,772
Devon Energy Corp.	26,050	1,444,212

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
EOG Resources, Inc.	22,600	$1,604,826
Exxon Mobil Corp.	429,638	31,204,608
Marathon Oil Corp.	51,418	1,109,600
Marathon Petroleum Corp.	25,709	695,686
Murphy Oil Corp.	227,100	10,028,736
Noble Energy, Inc.	10,098	714,938
Occidental Petroleum Corp.	82,954	5,931,211
Pioneer Natural Resources Co.	10,600	697,162
QEP Resources, Inc.	27,799	752,519
Spectra Energy Corp.	18,440	452,333
Tesoro Corp. (a)	45,800	891,726
Valero Energy Corp.	139,823	2,486,053
		112,766,068
Paper & Forest Products — 0.1%
International Paper Co.	35,881	834,233
MeadWestvaco Corp.	4,051	99,493
		933,726
Personal Products — 0.5%
The Estée Lauder Cos., Inc., Class A	54,400	4,778,496
Pharmaceuticals — 6.3%
Abbott Laboratories	11,384	582,178
Allergan, Inc.	12	989
Bristol-Myers Squibb Co.	71,837	2,254,245
Eli Lilly & Co.	43,770	1,618,177
Forest Laboratories, Inc. (a)	10,628	327,236
Johnson & Johnson	242,759	15,466,176
Merck & Co., Inc.	234,850	7,681,943
Novartis AG	256	14,277
Pfizer, Inc.	1,563,538	27,643,352
Watson Pharmaceuticals, Inc. (a)(b)	136,450	9,312,712
		64,901,285
Professional Services — 0.1%
Equifax, Inc.	11,200	344,288
Robert Half International, Inc.	13,300	282,226
		626,514
Real Estate Investment Trusts (REITs) — 0.6%
AvalonBay Communities, Inc.	3,166	361,082
Boston Properties, Inc.	1,885	167,954
Equity Residential	2,644	137,144
General Growth Properties Inc.	48,129	582,361
HCP, Inc.	9,565	335,349
Health Care REIT, Inc.	9,646	451,433
Host Marriott Corp. (b)	38,433	420,457
Kimco Realty Corp.	184,912	2,779,227
ProLogis	3,900	94,575
Public Storage	351	39,084
Ventas, Inc.	13,770	680,238
Vornado Realty Trust	2,764	206,250
		6,255,154
Real Estate Management & Development — 0.1%
The Howard Hughes Corp. (a)	18,272	769,251

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	4

Schedule of Investments (continued)	Master Enhanced S&P 500 Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Road & Rail — 0.0%
CSX Corp.	14,700	$274,449
Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc. (a)	52,300	265,684
Altera Corp.	400,200	12,618,306
Analog Devices, Inc.	1,123	35,094
Cypress Semiconductor Corp. (a)	111,857	1,674,499
Intel Corp.	534,670	11,404,511
KLA-Tencor Corp.	18,900	723,492
Microchip Technology, Inc.	16,919	526,350
NVIDIA Corp. (a)	54,400	680,000
Netlogic Microsystems, Inc. (a)	17,751	854,001
Teradyne, Inc. (a)	16,700	183,867
Texas Instruments, Inc.	29,500	786,175
Varian Semiconductor Equipment Associates, Inc. (a)	19,666	1,202,576
Xilinx, Inc.	5,617	154,130
		31,108,685
Software — 1.9%
Autodesk, Inc. (a)	21,000	583,380
Citrix Systems, Inc. (a)	17,100	932,463
Electronic Arts, Inc. (a)	30,200	617,590
Microsoft Corp.	678,558	16,889,309
		19,022,742
Specialty Retail — 3.3%
Abercrombie & Fitch Co., Class A	11,337	697,906
AutoNation, Inc. (a)	5,800	190,124
Bed Bath & Beyond, Inc. (a)(b)	8,200	469,942
Best Buy Co., Inc.	16,981	395,657
The Gap, Inc.	34	552
Home Depot, Inc.	87,700	2,882,699
J. Crew Group, Inc. Escrow	57,569	1
Lowe’s Cos., Inc.	37,700	729,118
Ross Stores, Inc.	196,440	15,457,864
Staples, Inc.	150,875	2,006,637
TJX Cos., Inc.	201,045	11,151,966
		33,982,466
Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.	26,600	1,378,678
Nike, Inc., Class B	10,892	931,375
VF Corp.	55,310	6,721,271
		9,031,324
Tobacco — 1.1%
Altria Group, Inc.	33	885
Philip Morris International, Inc.	174,700	10,897,786
		10,898,671
Wireless Telecommunication Services — 0.1%
American Tower Corp., Class A (a)	15,268	821,418
MetroPCS Communications, Inc. (a)	6,210	54,089

Common Stocks	Shares	Value
Wireless Telecommunication Services (concluded)
Sprint Nextel Corp. (a)	28,361	$86,218
		961,725
Total Common Stocks – 93.7%		956,772,322

Exchange Traded Fund
SPDR S&P 500 ETF Trust	139	15,698,829
Total Exchange Traded Fund – 1.5%		15,698,829

Warrants (e)
Automobiles — 0.1%
Ford Motor Co. (expires 1/01/13) (a)	281,054	621,129
Total Warrants – 0.1%		621,129
Total Long-Term Investments (Cost – $949,858,673) – 95.3%		973,092,280

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.09% (d)(f)	47,468,264	47,468,264

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (d)(f)(g)	$7,363	7,363,045
Total Short-Term Securities (Cost – $54,831,309) – 5.4%		54,831,309
Total Investments (Cost — $1,004,689,982*) – 100.7%		1,027,923,589
Liabilities in Excess of Other Assets – (0.7%)		(7,287,457)
Net Assets – 100.0%		$1,020,636,132

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,044,087,823
Gross unrealized appreciation	$69,182,043
Gross unrealized depreciation	(85,346,277)
Net unrealized depreciation	$(16,164,234)

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	5

Schedule of Investments (continued)	Master Enhanced S&P 500 Series

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Held at September 30, 2011	Value at September 30, 2011	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	44,756,970	2,711,294	[1]	47,468,264	$47,468,264	$19,807
BlackRock Liquidity Series, LLC, Money Market Series	—	$7,363,045	[1]	$7,363,045	$7,363,045	$6,822
The PNC Financial Services Group, Inc.	15,798	—		15,798	$761,306	$12,638

[1]	Represents net shares/beneficial interest purchased.

(e)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
191	S&P 500 Index	Chicago Mercantile	December 2011	$56,978,423	$(3,211,923)

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	6

Schedule of Investments (concluded)	Master Enhanced S&P 500 Series

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$973,092,279	$1	—	$973,092,280
Short-Term Securities	47,468,264	7,363,045	—	54,831,309
Total	$1,020,560,543	$7,363,046	—	$1,027,923,589

[1]	See above schedule of investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity Contracts	$(3,211,923)	—	—	$(3,211,923)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	7

Schedule of Investments September 30, 2011 (Unaudited)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.5%
AAR Corp.	6,400	$106,688
Ceradyne, Inc. (a)	23,600	634,604
Cubic Corp.	16,400	640,748
Curtiss-Wright Corp.	38,000	1,095,540
Esterline Technologies Corp. (a)	9,100	471,744
GenCorp, Inc. (a)	74,700	335,403
Goodrich Corp.	1,258	151,815
Moog, Inc., Class A (a)	20,425	666,264
National Presto Industries, Inc.	7,500	651,825
Orbital Sciences Corp. (a)	2,800	35,840
Teledyne Technologies, Inc. (a)	7,300	356,678
		5,147,149
Air Freight & Logistics — 0.4%
Forward Air Corp.	12,100	307,945
HUB Group, Inc., Class A (a)	16,200	457,974
		765,919
Airlines — 0.2%
Allegiant Travel Co. (a)	2,150	101,330
SkyWest, Inc.	21,300	245,163
		346,493
Auto Components — 0.2%
Drew Industries, Inc.	8,900	177,822
Spartan Motors, Inc.	15,900	65,667
Standard Motor Products, Inc.	9,400	121,918
Superior Industries International, Inc.	4,600	71,070
		436,477
Automobiles — 0.1%
Winnebago Industries, Inc. (a)	15,900	110,028
Biotechnology — 2.0%
Arqule, Inc. (a)	17,100	86,355
Cephalon, Inc. (a)	4,449	359,034
Cubist Pharmaceuticals, Inc. (a)	15,100	533,332
Emergent Biosolutions, Inc. (a)	10,500	162,015
Kensey Nash Corp. (a)	4,000	98,000
Regeneron Pharmaceuticals, Inc. (a)	31,070	1,808,274
Savient Pharmaceuticals, Inc. (a)	12,450	51,045
ViroPharma, Inc. (a)	53,200	961,324
		4,059,379
Building Products — 1.1%
A.O. Smith Corp.	30,440	974,993
Ameron International Corp.	5,500	467,170
Gibraltar Industries, Inc. (a)	14,500	117,740
Griffon Corp. (a)	16	131
Quanex Building Products Corp.	16,975	185,876
Simpson Manufacturing Co., Inc.	17,000	423,810
Universal Forest Products, Inc.	6,900	165,945
		2,335,665

Common Stocks	Shares	Value
Capital Markets — 0.4%
Calamos Asset Management, Inc., Class A	9,650	$96,597
The Charles Schwab Corp.	16,320	183,926
Financial Engines, Inc. (a)	21,250	384,837
Investment Technology Group, Inc. (a)	15,800	154,682
Piper Jaffray Cos. (a)	5,700	102,201
		922,243
Chemicals — 1.8%
A. Schulman, Inc.	12,400	210,676
American Vanguard Corp.	6,600	73,656
Arch Chemicals, Inc.	10,811	507,252
Balchem Corp. (a)	2,800	104,468
Calgon Carbon Corp. (a)	3,100	45,167
H.B. Fuller Co.	20,800	378,976
Koppers Holdings, Inc.	8,200	210,002
Kraton Performance Polymers, Inc. (a)	24,700	399,646
LSB Industries, Inc. (a)	16,800	481,656
OM Group, Inc. (a)	24,800	644,056
PolyOne Corp.	41,700	446,607
STR Holdings, Inc. (a)	25	203
Stepan Co.	3,600	241,848
		3,744,213
Commercial Banks — 4.1%
City Holding Co.	7,200	194,328
Columbia Banking System, Inc.	15,700	224,824
Community Bank System, Inc.	14,900	338,081
F.N.B. Corp.	54,100	463,637
First Financial Bancorp	27,840	384,192
First Financial Bankshares, Inc.	14,400	376,704
First Midwest Bancorp, Inc.	30,900	226,188
Glacier Bancorp, Inc.	72,900	683,073
Hanmi Financial Corp. (a)	37,400	31,042
Home Bancshares, Inc.	7,700	163,394
Independent Bank Corp.	7,800	169,572
NBT Bancorp, Inc.	16,500	307,230
Nara Bancorp, Inc. (a)	60,100	364,807
National Penn Bancshares, Inc.	51,100	358,211
Old National Bancorp	45,300	422,196
PacWest Bancorp	16,200	225,828
PrivateBancorp, Inc.	24,850	186,872
Signature Bank (a)	20,700	988,011
Simmons First National Corp., Class A	17,500	379,750
Sterling Bancorp	4,700	34,122
Susquehanna Bancshares, Inc.	13,300	72,751
Texas Capital Bancshares, Inc. (a)	2,300	52,555
Tompkins Trustco, Inc.	3,080	110,202
UMB Financial Corp.	12,800	410,624
Umpqua Holdings Corp.	14,900	130,971
United Bankshares, Inc.	15,700	315,413

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Banks (concluded)
Wintrust Financial Corp.	30,000	$774,300
		8,388,878
Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	22,700	432,662
Consolidated Graphics, Inc. (a)	10,900	398,177
G&K Services, Inc., Class A	22,200	566,988
The Geo Group, Inc. (a)	10,950	203,232
Healthcare Services Group, Inc.	30,150	486,621
Interface, Inc., Class A	29,000	343,940
SYKES Enterprises, Inc. (a)	16,900	252,655
The Standard Register Co.	6,300	15,939
Tetra Tech, Inc. (a)	26,900	504,106
Unifirst Corp.	7,000	317,030
United Stationers, Inc. (b)	36,500	994,625
Viad Corp.	9,700	164,706
		4,680,681
Communications Equipment — 2.5%
Arris Group, Inc. (a)	89,601	922,890
Bel Fuse, Inc.	5,400	84,186
Black Box Corp.	24,300	518,805
Blue Coat Systems, Inc. (a)	18,900	262,332
Comtech Telecommunications Corp.	26,630	748,037
DG FastChannel, Inc. (a)	23,300	394,935
Digi International, Inc. (a)	25,400	279,400
Motorola Mobility Holdings, Inc. (a)	9,692	366,164
NETGEAR, Inc. (a)	26,100	675,729
Network Equipment Technologies, Inc. (a)	13,400	25,996
PC-Tel, Inc. (a)	28,500	175,275
Symmetricom, Inc. (a)	58,400	253,456
Viasat, Inc. (a)	9,580	319,110
		5,026,315
Computers & Peripherals — 0.6%
Avid Technology, Inc. (a)	11,033	85,395
Intermec, Inc. (a)	17,700	115,404
Intevac, Inc. (a)	7,700	53,823
Stratasys, Inc. (a)	8,800	163,152
Super Micro Computer, Inc. (a)	3,275	41,036
Synaptics, Inc. (a)	31,400	750,460
		1,209,270
Construction & Engineering — 0.5%
Dycom Industries, Inc. (a)	13,690	209,457
EMCOR Group, Inc. (a)	29,900	607,867
Insituform Technologies, Inc., Class A (a)	16,400	189,912
Orion Marine Group, Inc. (a)	12,500	72,125
		1,079,361
Construction Materials — 0.2%
Eagle Materials, Inc.	13,800	229,770
Texas Industries, Inc.	4,400	139,656
		369,426

Common Stocks	Shares	Value
Consumer Finance — 1.7%
Cash America International, Inc.	14,100	$721,356
Ezcorp, Inc. (a)	31,420	896,727
First Cash Financial Services, Inc. (a)	26,000	1,090,700
World Acceptance Corp. (a)	12,800	716,160
		3,424,943
Containers & Packaging — 0.2%
Myers Industries, Inc.	24,140	245,021
Temple-Inland, Inc.	3,800	119,206
		364,227
Distributors — 0.3%
Audiovox Corp., Class A (a)	9,000	49,410
Pool Corp.	20,700	541,926
		591,336
Diversified Consumer Services — 0.7%
Capella Education Co. (a)	7,480	212,282
Coinstar, Inc. (a)	8,700	348,000
Corinthian Colleges, Inc. (a)	40,660	63,430
Hillenbrand, Inc.	29,950	551,080
Lincoln Educational Services Corp.	9,000	72,810
Universal Technical Institute, Inc. (a)	7,500	101,925
		1,349,527
Diversified Financial Services — 0.7%
Encore Capital Group, Inc. (a)	5,750	125,637
Interactive Brokers Group, Inc., Class A	53,900	750,827
Portfolio Recovery Associates, Inc. (a)	2,790	173,594
Stifel Financial Corp. (a)	12,450	330,672
		1,380,730
Diversified Telecommunication Services — 0.4%
Atlantic Tele-Network, Inc.	3,050	100,284
Cbeyond Communications, Inc. (a)	15,000	105,900
Cincinnati Bell, Inc. (a)	82,600	255,234
Frontier Communications Corp.	26,082	159,361
General Communication, Inc., Class A (a)	13,700	112,340
Neutral Tandem, Inc. (a)	12,230	118,386
		851,505
Electric Utilities — 1.3%
ALLETE, Inc.	2,700	98,901
Central Vermont Public Service Corp.	9,601	338,051
DPL, Inc.	3,193	96,237
El Paso Electric Co.	35,400	1,135,986
UIL Holdings Corp.	8,700	286,491
Unisource Energy Corp.	17,500	631,575
		2,587,241

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electrical Equipment — 1.1%
AZZ, Inc.	6,000	$232,620
Babcock & Wilcox Co. (a)	17,806	348,107
Belden, Inc. (b)	21,200	546,748
Brady Corp.	25,400	671,322
Encore Wire Corp.	6,600	135,828
II-VI, Inc. (a)	7,600	133,000
Powell Industries, Inc. (a)	4,300	133,171
		2,200,796
Electronic Equipment, Instruments & Components — 3.1%
Agilysys, Inc. (a)	4,800	34,224
Anixter International, Inc.	13,700	649,928
Benchmark Electronics, Inc. (a)	25,350	329,804
Brightpoint, Inc. (a)	32,630	300,522
CTS Corp.	4,500	36,585
Cognex Corp.	31,300	848,543
DTS, Inc. (a)	6,900	171,327
Daktronics, Inc.	37,700	323,466
Electro Scientific Industries, Inc. (a)	31,900	379,291
Faro Technologies, Inc. (a)	7,800	246,090
Gerber Scientific, Inc. (a)	12,000	120
Insight Enterprises, Inc. (a)	22,300	337,622
Littelfuse, Inc.	10,000	402,100
LoJack Corp. (a)	9,100	28,847
MTS Systems Corp.	7,100	217,544
Methode Electronics, Inc.	23,900	177,577
Newport Corp. (a)	34,900	377,269
OSI Systems, Inc. (a)	720	24,134
Park Electrochemical Corp.	9,900	211,563
Plexus Corp. (a)	8,000	180,960
Radisys Corp. (a)	10,300	63,036
Rofin-Sinar Technologies, Inc. (a)	13,190	253,248
SYNNEX Corp. (a)	11,400	298,680
ScanSource, Inc. (a)	2,000	59,120
TTM Technologies, Inc. (a)	42,100	400,371
		6,351,971
Energy Equipment & Services — 2.2%
Basic Energy Services, Inc. (a)	18,200	257,712
Bristow Group, Inc. (b)	26,400	1,120,152
Gulf Island Fabrication, Inc.	17,900	370,172
Hornbeck Offshore Services, Inc. (a)	100	2,491
ION Geophysical Corp. (a)	90,890	429,910
Lufkin Industries, Inc.	14,600	776,866
Matrix Service Co. (a)	9,300	79,143
OYO Geospace Corp. (a)	2,100	118,209
Pioneer Drilling Co. (a)	6,600	47,388
SEACOR Holdings, Inc.	10,200	818,142
Tetra Technologies, Inc. (a)	62,050	479,026
		4,499,211
Food & Staples Retailing — 1.2%
The Andersons, Inc.	7,800	262,548
BJ’s Wholesale Club, Inc. (a)	4,363	223,560
Casey’s General Stores, Inc.	18,163	792,815
Nash Finch Co.	8,000	215,440

Common Stocks	Shares	Value
Food & Staples Retailing (concluded)
Spartan Stores, Inc.	10,800	$167,184
United Natural Foods, Inc. (a)	21,600	800,064
		2,461,611
Food Products — 2.0%
B&G Foods, Inc., Class A	22,900	381,972
Cal-Maine Foods, Inc.	5,200	163,436
Calavo Growers, Inc. (a)	2,900	59,508
Darling International, Inc. (a)	53,174	669,461
Diamond Foods, Inc.	6,500	518,635
Hain Celestial Group, Inc. (a)	19,200	586,560
J&J Snack Foods Corp.	5,500	264,275
Sanderson Farms, Inc.	8,900	422,750
Snyders-Lance, Inc.	900	18,765
TreeHouse Foods, Inc. (a)	15,700	970,888
		4,056,250
Gas Utilities — 2.5%
The Laclede Group, Inc.	10,700	414,625
New Jersey Resources Corp.	30,950	1,317,542
Northwest Natural Gas Co.	1,700	74,970
Piedmont Natural Gas Co.	51,000	1,473,390
South Jersey Industries, Inc.	12,700	631,825
Southwest Gas Corp.	31,700	1,146,589
		5,058,941
Health Care Equipment & Supplies — 2.6%
Abaxis, Inc. (a)	8,800	201,608
Align Technology, Inc. (a)(b)	48,600	737,262
Analogic Corp.	4,800	217,968
CONMED Corp. (a)	11,300	260,013
Cantel Medical Corp.	4,200	88,704
CryoLife, Inc. (a)	6,200	27,838
Cyberonics, Inc. (a)	9,700	274,510
Greatbatch, Inc. (a)	18,400	368,184
Haemonetics Corp. (a)	11,300	660,824
ICU Medical, Inc. (a)	5,900	217,120
Invacare Corp.	28,700	661,248
Kinetic Concepts, Inc. (a)	2,100	138,369
Meridian Bioscience, Inc.	1,915	30,142
Merit Medical Systems, Inc. (a)	12,375	162,608
Natus Medical, Inc. (a)	9,900	94,149
Neogen Corp. (a)	9,700	336,784
NuVasive, Inc. (a)	7,600	129,732
Palomar Medical Technologies, Inc. (a)	6,500	51,220
SurModics, Inc. (a)	8,100	73,710
Symmetry Medical, Inc. (a)	12,000	92,640
West Pharmaceutical Services, Inc.	4,800	178,080
Zoll Medical Corp. (a)	9,500	358,530
		5,361,243
Health Care Providers & Services — 4.2%
Air Methods Corp. (a)	10,400	662,168
Almost Family, Inc. (a)	2,250	37,417
Amedisys, Inc. (a)	500	7,410
Amsurg Corp. (a)	34,100	767,250

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
Centene Corp. (a)	35,000	$1,003,450
Chemed Corp.	9,100	500,136
Corvel Corp. (a)	3,500	148,750
Cross Country Healthcare, Inc. (a)	15,000	62,700
The Ensign Group, Inc.	11,660	269,463
HMS Holdings Corp. (a)	21,300	519,507
Hanger Orthopedic Group, Inc. (a)	100	1,889
HealthSpring, Inc. (a)	32,370	1,180,210
Healthways, Inc. (a)	16,200	159,246
IPC The Hospitalist Co., Inc. (a)	6,730	240,194
LCA-Vision, Inc. (a)	9,300	19,902
LHC Group, Inc. (a)	25,700	438,442
MWI Veterinary Supply, Inc. (a)	5,300	364,746
Magellan Health Services, Inc. (a)	24,140	1,165,962
Molina Healthcare, Inc. (a)	12,260	189,294
PSS World Medical, Inc. (a)	27,495	541,377
PharMerica Corp. (a)	26,500	378,155
		8,657,668
Health Care Technology — 0.5%
Computer Programs & Systems, Inc.	5,070	335,381
Omnicell, Inc. (a)	15,300	210,834
Quality Systems, Inc.	4,000	388,000
		934,215
Hotels, Restaurants & Leisure — 3.0%
BJ’s Restaurants, Inc. (a)	19,500	860,145
Biglari Holdings, Inc. (a)	1,665	493,489
Boyd Gaming Corp. (a)	25,000	122,500
Buffalo Wild Wings, Inc. (a)	8,000	478,400
CEC Entertainment, Inc.	11,100	316,017
Cracker Barrel Old Country Store, Inc.	21,400	857,712
DineEquity, Inc. (a)	2,000	76,980
Interval Leisure Group, Inc. (a)	12,600	167,832
Jack in the Box, Inc. (a)	2,000	39,840
Marcus Corp.	4,900	48,755
Monarch Casino & Resort, Inc. (a)	5,700	55,746
Multimedia Games Holding Co., Inc. (a)	12,900	52,116
O’Charleys, Inc. (a)	9,000	53,460
Papa John’s International, Inc. (a)	25,400	772,160
Peet’s Coffee & Tea, Inc. (a)	1,300	72,332
Pinnacle Entertainment, Inc. (a)	9,600	87,168
Red Robin Gourmet Burgers, Inc. (a)	15,600	375,804
Ruby Tuesday, Inc. (a)	59,800	428,168
Ruth’s Hospitality Group, Inc. (a)	60,100	257,829
Shuffle Master, Inc. (a)	24,900	209,409
Texas Roadhouse, Inc., Class A	24,000	317,280
		6,143,142
Household Durables — 0.6%
Blyth, Inc.	1,790	99,256
Ethan Allen Interiors, Inc.	11,500	156,515
Helen of Troy Ltd. (a)	16,500	414,480
Kid Brands, Inc. (a)	10,100	26,664

Common Stocks	Shares	Value
Household Durables (concluded)
La-Z-Boy, Inc. (a)	24,800	$183,768
M/I Homes, Inc. (a)	4,700	28,247
Meritage Homes Corp. (a)	13,700	207,418
Universal Electronics, Inc. (a)	5,100	83,589
		1,199,937
Household Products — 0.4%
Central Garden & Pet Co., Class A (a)	18,650	132,042
WD-40 Co.	19,100	760,944
		892,986
IT Services — 2.2%
CACI International, Inc., Class A (a)	22,300	1,113,662
CSG Systems International, Inc. (a)	19,600	247,744
Cardtronics, Inc. (a)	33,440	766,445
Ciber, Inc. (a)	34,200	103,626
Forrester Research, Inc. (a)	6,800	221,068
Heartland Payment Systems, Inc.	1,500	29,580
iGate Corp. (a)	14,000	161,560
MAXIMUS, Inc.	23,900	834,110
NCI, Inc., Class A (a)	3,800	45,334
Ness Technologies, Inc. (a)	21,011	160,944
TeleTech Holdings, Inc. (a)	13,300	202,692
Wright Express Corp. (a)	18,500	703,740
		4,590,505
Industrial Conglomerates — 0.3%
Standex International Corp.	17,400	541,662
Tredegar Corp.	7,600	112,708
		654,370
Insurance — 3.7%
Amerisafe, Inc. (a)	5,900	108,619
Delphi Financial Group, Inc., Class A (b)	43,830	943,222
eHealth, Inc. (a)	6,500	88,790
Horace Mann Educators Corp.	15,000	171,150
Infinity Property & Casualty Corp.	6,400	335,872
Meadowbrook Insurance Group, Inc.	25,500	227,205
National Financial Partners Corp. (a)	40,600	444,164
Presidential Life Corp.	10,200	83,844
Primerica, Inc.	26,377	568,688
ProAssurance Corp.	21,700	1,562,834
RLI Corp.	16,000	1,017,280
Safety Insurance Group, Inc.	16,573	626,956
Selective Insurance Group, Inc.	30,982	404,315
Stewart Information Services Corp.	5,500	48,620
Tower Group, Inc.	37,210	850,621
		7,482,180
Internet & Catalog Retail — 0.4%
HSN, Inc. (a)	17,500	579,775
NutriSystem, Inc.	10,700	129,577
PetMed Express, Inc.	10,300	92,700
		802,052

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	4

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services — 1.3%
ComScore, Inc. (a)	10,000	$168,700
DealerTrack Holdings, Inc. (a)	17,600	275,792
Infospace, Inc. (a)	43,600	364,496
j2 Global Communications, Inc.	5,700	153,330
Liquidity Services, Inc. (a)	13,900	445,773
LivePerson, Inc. (a)	21,000	208,950
LogMeIn, Inc. (a)	9,470	314,499
Perficient, Inc. (a)	13,900	101,748
RightNow Technologies, Inc. (a)	10,100	333,805
United Online, Inc.	42,400	221,752
		2,588,845
Leisure Equipment & Products — 0.4%
Arctic Cat, Inc. (a)	5,900	85,491
Brunswick Corp.	27,100	380,484
Callaway Golf Co.	23,120	119,530
Jakks Pacific, Inc.	10,200	193,290
		778,795
Life Sciences Tools & Services — 0.3%
Affymetrix, Inc. (a)	37,000	181,300
Caliper Life Sciences, Inc. (a)	5,778	60,496
eResearch Technology, Inc. (a)	19,800	88,308
Parexel International Corp. (a)	12,100	229,053
		559,157
Machinery — 3.5%
Actuant Corp., Class A (b)	30,600	604,350
Albany International Corp., Class A	13,300	242,725
Badger Meter, Inc.	2,600	75,218
Barnes Group, Inc.	18,800	361,900
Briggs & Stratton Corp.	47,200	637,672
CIRCOR International, Inc.	6,900	202,653
Cascade Corp.	10,300	343,917
Clarcor, Inc.	22,700	939,326
ESCO Technologies, Inc.	3,100	79,050
EnPro Industries, Inc. (a)	18,600	552,048
John Bean Technologies Corp.	2	29
Kaydon Corp.	4,058	116,383
Lindsay Manufacturing Co.	300	16,140
Lydall, Inc. (a)	4,900	43,610
Mueller Industries, Inc.	28,700	1,107,533
Robbins & Myers, Inc.	20,799	721,933
Toro Co.	14,400	709,488
Watts Water Technologies, Inc., Class A	12,200	325,130
		7,079,105
Media — 0.4%
Arbitron, Inc.	5,700	188,556
EW Scripps Co. (a)	10,460	73,220
Harte-Hanks, Inc.	19,000	161,120
Live Nation Entertainment, Inc. (a)	48,440	388,004
		810,900

Common Stocks	Shares	Value
Metals & Mining — 0.8%
A.M. Castle & Co. (a)	8,000	$87,520
AMCOL International Corp.	10,500	251,895
Century Aluminum Co. (a)	27,300	244,062
Haynes International, Inc.	5,600	243,320
Materion Corp. (a)	9,800	222,264
Metals USA Holdings Corp. (a)	25,000	223,750
Olympic Steel, Inc.	10,700	181,258
RTI International Metals, Inc. (a)	5,600	130,592
		1,584,661
Multi-Utilities — 1.0%
Avista Corp.	25,000	596,250
CH Energy Group, Inc.	6,200	323,454
NorthWestern Corp.	32,550	1,039,647
		1,959,351
Multiline Retail — 0.2%
Fred’s, Inc.	36,400	388,024
Tuesday Morning Corp. (a)	8,400	29,568
		417,592
Oil, Gas & Consumable Fuels — 1.5%
Approach Resources, Inc. (a)	14,000	237,860
Contango Oil & Gas Co. (a)	14,120	772,505
Gulfport Energy Corp. (a)	7,300	176,514
Penn Virginia Corp.	17,700	98,589
Petroleum Development Corp. (a)	700	13,573
QEP Resources, Inc.	6,356	172,057
Stone Energy Corp. (a)	23,400	379,314
Swift Energy Co. (a)	10,850	264,089
World Fuel Services Corp.	32,100	1,048,065
		3,162,566
Paper & Forest Products — 0.8%
Buckeye Technologies, Inc.	29,900	720,889
Clearwater Paper Corp. (a)	400	13,592
Deltic Timber Corp.	300	17,904
Kapstone Paper and Packaging Corp. (a)	37,500	520,875
Neenah Paper, Inc.	21,100	299,198
Pope & Talbot, Inc. (a)	100	1
Schweitzer-Mauduit International, Inc.	1,700	94,979
		1,667,438
Personal Products — 0.1%
Inter Parfums, Inc.	6,900	106,605
Medifast, Inc. (a)	6,200	100,130
		206,735
Pharmaceuticals — 1.6%
Cambrex Corp. (a)	14,000	70,560
Hi-Tech Pharmacal Co., Inc. (a)	4,500	151,200
The Medicines Co. (a)	27,000	401,760
Par Pharmaceutical Cos., Inc. (a)	30,700	817,234
Prestige Brands Holdings, Inc. (a)	38,900	352,045
Questcor Pharmaceuticals, Inc. (a)	31,350	854,601

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	5

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Salix Pharmaceuticals Ltd. (a)	20,400	$603,840
		3,251,240
Professional Services — 0.7%
Heidrick & Struggles International, Inc.	26,000	427,700
Insperity Inc.	23,800	529,550
Kelly Services, Inc., Class A	13,560	154,584
On Assignment, Inc. (a)	17,700	125,139
TrueBlue, Inc. (a)	18,000	203,940
		1,440,913
Real Estate Investment Trusts (REITs) — 6.4%
Acadia Realty Trust	36	673
BioMed Realty Trust, Inc.	59,360	983,595
Colonial Properties Trust	36,700	666,472
DiamondRock Hospitality Co.	74,046	517,581
Eastgroup Properties, Inc.	11,100	423,354
Entertainment Properties Trust (b)	22,250	867,305
Extra Space Storage, Inc.	41,600	775,008
Franklin Street Properties Corp.	34,600	391,326
Getty Realty Corp.	31,620	455,960
Healthcare Realty Trust, Inc.	53,600	903,160
Inland Real Estate Corp.	29,500	215,350
Kilroy Realty Corp.	40,550	1,269,215
Kite Realty Group Trust	18,800	68,808
LaSalle Hotel Properties	38,500	739,200
Lexington Corporate Properties Trust	58,229	380,818
Medical Properties Trust, Inc.	11,700	104,715
Mid-America Apartment Communities, Inc.	10,340	622,675
National Retail Properties, Inc.	42,000	1,128,540
PS Business Parks, Inc.	9,800	485,492
Pennsylvania Real Estate Investment Trust	4,500	34,785
Post Properties, Inc.	22,300	774,702
Saul Centers, Inc.	4,100	138,621
Sovran Self Storage, Inc.	11,600	431,172
Tanger Factory Outlet Centers, Inc.	20,800	541,008
Urstadt Biddle Properties, Inc., Class A	7,582	121,085
		13,040,620
Real Estate Management & Development — 0.1%
Forestar Group, Inc. (a)	1,700	18,547
The Howard Hughes Corp. (a)	3,731	157,075
		175,622
Road & Rail — 0.6%
Heartland Express, Inc.	54,633	740,823
Old Dominion Freight Line, Inc. (a)	20,500	593,885
		1,334,708

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Energy Industries, Inc. (a)	15,300	$131,886
Brooks Automation, Inc.	31,614	257,654
Cabot Microelectronics Corp. (a)	9,800	337,022
Cirrus Logic, Inc. (a)	31,700	467,258
Cohu, Inc.	11,100	109,668
Cymer, Inc. (a)	14,600	542,828
DSP Group, Inc. (a)	43,700	257,830
Diodes, Inc. (a)	15,550	278,656
Entropic Communications, Inc. (a)	28,900	119,357
Exar Corp. (a)	6,000	34,260
FEI Co. (a)	16,900	506,324
Hittite Microwave Corp. (a)	12,140	591,218
Kopin Corp. (a)	21,900	75,117
Kulicke & Soffa Industries, Inc. (a)	65,400	487,884
MKS Instruments, Inc.	41,000	890,110
Micrel, Inc.	23,000	217,810
Microsemi Corp. (a)	19,600	313,208
Nanometrics, Inc. (a)	9,400	136,300
Netlogic Microsystems, Inc. (a)	3,509	168,818
Pericom Semiconductor Corp. (a)	17,500	129,675
Power Integrations, Inc.	2,600	79,586
Rubicon Technology, Inc. (a)	3,150	34,429
Sigma Designs, Inc. (a)	8,400	65,856
Supertex, Inc. (a)	3,800	65,740
Tessera Technologies, Inc. (a)	21,500	256,710
TriQuint Semiconductor, Inc. (a)	73,385	368,393
Varian Semiconductor Equipment Associates, Inc. (a)	5,374	328,620
Veeco Instruments, Inc. (a)	12,200	297,680
Volterra Semiconductor Corp. (a)	9,600	184,608
		7,734,505
Software — 3.3%
Blackbaud, Inc.	3,500	77,945
Bottomline Technologies, Inc. (a)	16,250	327,275
CommVault Systems, Inc. (a)	30,000	1,111,800
EPIQ Systems, Inc.	15,050	188,576
Ebix, Inc. (a)	2,700	39,690
JDA Software Group, Inc. (a)	7,090	166,190
Manhattan Associates, Inc. (a)	9,000	297,720
MicroStrategy, Inc., Class A (a)	4,200	479,094
Monotype Imaging Holdings, Inc. (a)	39,500	479,135
NetScout Systems, Inc. (a)	16,900	192,998
Progress Software Corp. (a)	29,600	519,480
S1 Corp. (a)	20,000	183,400
Sourcefire, Inc. (a)	12,130	324,599
Synchronoss Technologies, Inc. (a)	11,200	278,992
Take-Two Interactive Software, Inc. (a)	65,201	829,357
Taleo Corp., Class A (a)	9,100	234,052
Tyler Technologies, Inc. (a)	12,900	326,112
Websense, Inc. (a)	33,800	584,740
		6,641,155
Specialty Retail — 4.3%
Big 5 Sporting Goods Corp.	10,100	61,408

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	6

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail (concluded)
Blue Nile, Inc. (a)	7,000	$246,960
The Buckle, Inc.	12,050	463,443
Cabela’s, Inc., Class A (a)	6,200	127,038
The Cato Corp., Class A	29,750	671,160
The Children’s Place Retail Stores, Inc. (a)	3,700	172,161
Christopher & Banks Corp.	16,650	58,775
Coldwater Creek, Inc. (a)	28,600	35,750
The Finish Line, Inc., Class A	23,900	477,761
Genesco, Inc. (a)	18,000	927,540
Group 1 Automotive, Inc.	10,500	373,275
Hot Topic, Inc.	16,200	123,606
Haverty Furniture Cos., Inc. (a)	4,500	44,955
Hibbett Sports, Inc. (a)	11,800	399,902
Jos. A. Bank Clothiers, Inc. (a)	5,387	251,196
Kirkland’s, Inc. (a)	11,525	105,684
Lithia Motors, Inc., Class A	10,500	150,990
Lumber Liquidators Holdings, Inc. (a)	10,800	163,080
MarineMax, Inc. (a)	6,500	42,055
The Men’s Wearhouse, Inc.	37,100	967,568
Midas, Inc. (a)	26,900	220,580
Monro Muffler, Inc.	12,810	422,346
The Pep Boys - Manny, Moe & Jack	25,200	248,724
Rue21, Inc. (a)	7,250	164,502
Select Comfort Corp. (a)	43,600	609,092
Stage Stores, Inc.	14,325	198,688
Stamps.com, Inc.	5,700	116,508
Stein Mart, Inc. (a)	37,100	231,875
Vitamin Shoppe, Inc. (a)	13,650	511,056
Zale Corp. (a)	10,900	31,065
Zumiez, Inc. (a)	8,300	145,333
		8,764,076
Textiles, Apparel & Luxury Goods — 2.1%
Carter’s, Inc. (a)	9,400	287,076
Crocs, Inc. (a)	40,900	968,103
Iconix Brand Group, Inc. (a)	18,000	284,400
Maidenform Brands, Inc. (a)	10,800	252,828
Movado Group, Inc.	27,200	331,296
Oxford Industries, Inc.	5,400	185,220
Quiksilver, Inc. (a)	62,200	189,710
Steven Madden Ltd. (a)	25,675	772,818
True Religion Apparel, Inc. (a)	10,110	272,566
Wolverine World Wide, Inc.	23,750	789,687
		4,333,704
Thrifts & Mortgage Finance — 0.7%
Abington Bancorp, Inc.	44,500	320,400
Bank Mutual Corp.	4,400	11,484
Brookline Bancorp, Inc.	27,400	211,254
Dime Community Bancshares, Inc.	13,300	134,729
Northwest Bancshares, Inc.	45,500	541,905
Provident Financial Services, Inc.	20,000	215,000
		1,434,772

Common Stocks	Shares	Value
Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	33,835	$918,959
Kaman Corp., Class A	100	2,785
		921,744
Water Utilities — 0.0%
American States Water Co.	2,100	71,253
Wireless Telecommunication Services — 0.2%
USA Mobility, Inc.	35,900	473,880
Total Common Stocks – 88.7%		180,951,421

Investment Companies
Capital Markets — 0.2%
Prospect Capital Corp.	51,600	433,956
Exchange-Traded Fund — 1.4%
iShares S&P SmallCap 600 Index Fund (c)	47,438	2,775,123
Total Investment Companies – 1.6%		3,209,079
Total Long-Term Investments (Cost – $178,005,194) – 90.3%		184,160,500

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.09% (c)(d)	19,388,054	19,388,054
Total Short-Term Securities (Cost – $19,388,054) – 9.5%		19,388,054
Total Investments (Cost — $197,393,248*) - 99.8%		$203,548,554
Other Assets Less Liabilities – 0.2%		433,298
Net Assets – 100.0%		$203,981,852

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$201,000,847
Gross unrealized appreciation	$24,715,091
Gross unrealized depreciation	(22,167,384)
Net unrealized appreciation	$2,547,707

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	7

Schedule of Investments (continued)	Master Enhanced Small Cap Series

(c)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	14,392,007	4,996,047	[1]	—	19,388,054	$19,388,054	—	$17,768
iShares S&P SmallCap 600 Index Fund	93,116	163,277		208,955	47,438	$2,775,123	$125,882	$25,617

[1]	Net shares purchased.

(d)	Represents the current yield as of report date.

•	Financial futures contracts sold as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
353	Russell 2000 EMINI	ICE Futures US Indices	December 2011	$24,435,270	$(1,790,320)

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series’ management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	8

Schedule of Investments (concluded)	Master Enhanced Small Cap Series

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$184,160,380	$120	—	$184,160,500
Short-Term Securities	19,388,054	—	—	19,388,054
Total	$203,548,434	$120	—	$203,548,554

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity Contracts	$(1,790,320)	—	—	$(1,790,320)

[2]	Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	9

Schedule of Investments September 30, 2011 (Unaudited)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.3%
AAR Corp.	6,591	$109,872
Aerosonic Corp. (a)	200	524
AeroVironment, Inc. (a)	3,121	87,856
Alliant Techsystems, Inc.	5,724	312,015
American Defense Systems, Inc. (a)(b)	13,400	801
Applied Energetics, Inc. (a)	13,532	2,824
Arotech Corp. (a)	4,742	7,066
Astronics Corp. (a)	2,144	60,565
Astrotech Corp. (a)	6,283	3,896
Aviation General, Inc. (a)	1,200	—
BE Aerospace, Inc. (a)	15,884	525,919
CPI Aerostructures, Inc. (a)	325	3,091
Ceradyne, Inc. (a)	4,244	114,121
Cubic Corp.	2,738	106,974
Curtiss-Wright Corp.	7,646	220,434
Ducommun, Inc. (a)	1,600	23,968
Esterline Technologies Corp. (a)	5,002	259,304
Force Protection, Inc. (a)	12,326	47,455
GenCorp, Inc. (a)(b)	10,483	47,069
Heico Corp., Class A	6,055	203,811
Hexcel Corp. (a)(b)	16,079	356,311
Huntington Ingalls Industries Inc. (a)	7,489	182,207
Innovative Solutions & Support, Inc. (a)	3,826	18,480
Kratos Defense & Security Solutions, Inc. (a)	6,786	45,602
LMI Aerospace, Inc. (a)	1,982	33,813
Mantech International Corp., Class A	3,624	113,721
Moog, Inc., Class A (a)	6,757	220,413
Orbital Sciences Corp. (a)	9,694	124,083
RBC Bearings, Inc. (a)	3,652	124,132
Smith & Wesson Holding Corp. (a)	11,500	28,980
Spirit AeroSystems Holdings, Inc., Class A (a)	19,380	309,111
Sturm Ruger & Co., Inc.	3,448	89,579
Taser International, Inc. (a)	11,646	50,194
Teledyne Technologies, Inc. (a)(b)	6,045	295,359
TransDigm Group, Inc. (a)	7,575	618,650
Triumph Group, Inc.	6,391	311,497
VSE Corp.	725	18,763
		5,078,460
Alternative Energy — 0.1%
Amyris, Inc. (a)	2,557	51,754
Ascent Solar Technologies, Inc. (a)(b)	7,412	5,559
BioFuel Energy Corp. (a)	4,600	864
DayStar Technologies, Inc. (a)	2,334	452
Ener1, Inc. (a)	19,611	2,687
Energy Conversion Devices, Inc. (a)(b)	10,800	5,724
FuelCell Energy, Inc. (a)(b)	21,703	18,228
GT Advanced Technologies, Inc. (a)	20,798	146,002

Common Stocks	Shares	Value
Alternative Energy (concluded)
Green Plains Renewable Energy (a)(b)	3,573	$33,336
GreenHunter Energy, Inc. (a)	4,134	3,015
Hoku Corp. (a)(b)	4,922	7,875
KiOR, Inc. (a)(b)	1,145	23,747
Ocean Power Technologies, Inc. (a)	3,693	10,119
Pacific Ethanol, Inc. (a)(b)	4,744	1,371
Plug Power, Inc. (a)	3,342	6,116
Rex American Resources Corp. (a)	220	3,714
STR Holdings, Inc. (a)	7,068	57,322
Solazyme, Inc. (a)	617	5,929
SunPower Corp., Class A (a)(b)	12,448	100,704
SunPower Corp., Class B (a)(b)	3,173	23,322
Verenium Corp. (a)(b)	5,936	14,187
Westinghouse Solar, Inc. (a)	4,371	3,366
		525,393
Automobiles & Parts — 2.0%
American Axle & Manufacturing Holdings, Inc. (a)	11,113	84,792
Amerigon, Inc. (a)	4,405	56,076
BorgWarner, Inc. (a)	18,083	1,094,564
Cooper Tire & Rubber Co.	10,235	111,459
Dana Holding Corp. (a)(b)	24,361	255,791
Dorman Products, Inc. (a)	2,437	80,616
Exide Technologies (a)	12,409	49,636
Federal-Mogul Corp., Class A (a)	4,337	63,971
Fuel Systems Solutions, Inc. (a)	2,921	56,112
General Motors Co. (a)	95,620	1,929,612
Gentex Corp.	23,745	571,067
LKQ Corp. (a)(b)	24,453	590,785
Lear Corp.	17,305	742,385
LoJack Corp. (a)	4,784	15,165
Modine Manufacturing Co. (a)	8,108	73,459
Motorcar Parts of America, Inc. (a)	666	5,481
Quantum Fuel Systems Technologies Worldwide Inc. (a)	2,934	7,335
Shiloh Industries, Inc. (a)	1,822	16,343
Standard Motor Products, Inc.	3,825	49,610
Stoneridge, Inc. (a)(b)	5,020	26,204
Strattec Security Corp.	646	15,491
Superior Industries International, Inc.	4,244	65,570
TRW Automotive Holdings Corp. (a)	17,132	560,730
Tenneco, Inc. (a)	10,130	259,429
Tesla Motors Inc. (a)(b)	9,044	220,583
Titan International, Inc.	7,119	106,785
U.S. Auto Parts Network, Inc. (a)	4,873	24,706
Visteon Corp. (a)	8,391	360,813
WABCO Holdings, Inc. (a)	11,288	427,364
		7,921,934

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
MSCI	Morgan Stanley Capital International

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks — 4.7%
1st Source Corp.	2,367	$49,305
1st United BanCorp., Inc. (a)	6,494	32,015
Abington Bancorp, Inc.	3,855	27,756
Alliance Financial Corp.	1,139	31,949
Ameriana Bancorp	200	750
American National Bankshares, Inc.	1,719	31,114
Ameris Bancorp (a)	4,892	42,609
Ames National Corp.	1,637	25,586
Anchor Bancorp Wisconsin, Inc. (a)(b)	3,004	1,592
Arrow Financial Corp.	2,324	51,702
Associated Banc-Corp.	28,144	261,739
Astoria Financial Corp.	14,409	110,805
Atlantic Coast Financial Corp. (a)	451	907
BCB Bancorp, Inc.	2,636	23,961
BCSB Bancorp, Inc. (a)	631	7,414
BOK Financial Corp.	4,242	198,907
Bancfirst Corp.	1,203	39,891
Bancorp of New Jersey, Inc. (a)	1,300	12,363
Bancorp Rhode Island, Inc.	920	38,999
BancorpSouth, Inc.	12,249	107,546
BancTrust Financial Group, Inc. (a)	6,004	14,109
Bank Mutual Corp.	7,997	20,872
Bank of Granite Corp. (a)	2,778	1,889
Bank of Hawaii Corp.	7,925	288,470
Bank of Kentucky Financial Corp.	506	10,252
Bank of Marin Bancorp	1,252	41,366
Bank of the Ozarks, Inc.	4,852	101,552
BankAtlantic Bancorp, Inc. (a)	7,368	4,494
BankFinancial Corp.	4,044	26,852
BankUnited Inc.	6,369	132,220
Banner Corp.	3,038	38,856
Bar Harbor Bankshares	1,253	34,783
Beneficial Mutual Bancorp, Inc. (a)	7,156	53,312
Berkshire Bancorp, Inc.	733	4,743
Berkshire Hills Bancorp, Inc.	4,245	78,405
BofI Holding, Inc. (a)(b)	2,083	28,037
Boston Private Financial Holdings, Inc.	13,200	77,616
Bridge Bancorp, Inc.	1,839	33,654
Bridge Capital Holdings (a)	375	3,773
Brookline Bancorp, Inc.	8,252	63,623
Bryn Mawr Bank Corp.	2,035	33,720
The Bancorp, Inc. (a)	6,330	45,323
CFS Bancorp, Inc.	2,109	9,153
CNB Financial Corp.	1,208	15,487
CVB Financial Corp.	15,636	120,241
California First National Bancorp	841	12,876
Camco Financial Corp. (a)	894	1,064
Camden National Corp.	1,509	41,090
Cape Bancorp, Inc. (a)	3,852	27,234
Capital Bank Corp. (a)	4,434	9,223
Capital City Bank Group, Inc.	2,411	25,074
CapitalSource, Inc.	51,661	317,199
Capitol Federal Financial Inc.	27,576	291,203
Cardinal Financial Corp.	5,642	48,634
Cascade Bancorp (b)	3,749	21,857
Cathay General Bancorp	13,266	150,967
Center Bancorp, Inc.	3,465	33,437
Center Financial Corp. (a)	7,776	36,469

Common Stocks	Shares	Value
Banks (continued)
Centerstate Banks, Inc.	4,930	$25,784
Central Pacific Financial Corp. (a)	565	5,831
Century Bancorp, Inc., Class A	900	20,898
Chemical Financial Corp.	4,028	61,669
Chicopee Bancorp, Inc. (a)	2,635	35,177
Citizens & Northern Corp.	2,412	35,842
Citizens Republic Bancorp, Inc. (a)	6,978	48,288
Citizens South Banking Corp.	3,414	14,134
City Holding Co.	2,834	76,490
City National Corp.	7,989	301,665
Clifton Savings Bancorp, Inc.	2,937	26,903
CoBiz Financial, Inc.	7,154	31,978
Colony Bankcorp, Inc. (a)	750	1,973
Columbia Banking System, Inc.	6,773	96,989
Comerica, Inc.	—	—
Commerce Bancshares, Inc.	12,869	447,198
Community Bank System, Inc.	6,289	142,697
Community Trust Bancorp, Inc.	2,351	54,755
Cullen/Frost Bankers, Inc.	9,672	443,558
Dime Community Bancshares, Inc.	5,556	56,282
Doral Financial Corp. (a)	20,384	22,219
ESB Financial Corp.	2,553	27,981
ESSA Bancorp, Inc.	2,897	30,447
Eagle Bancorp, Inc. (a)	3,781	44,502
East-West Bancorp, Inc.	24,564	366,249
Eastern Virginia Bankshares, Inc. (a)	2,156	5,023
Encore Bancshares, Inc. (a)	2,643	28,174
Enterprise Bancorp, Inc.	572	7,053
Enterprise Financial Services Corp.	3,362	45,690
F.N.B. Corp.	20,087	172,146
FNB United Corp. (a)	2,022	607
Farmers Capital Bank Corp. (a)	1,981	8,815
Fidelity Southern Corp.	497	3,231
Financial Institutions, Inc.	2,463	35,122
First Bancorp	3,527	—
First Bancorp, Inc.	2,286	28,781
First Bancorp, North Carolina	2,932	29,437
First Bancorp, Pureto Rico (a)	3,527	9,876
First Busey Corp.	14,574	63,397
First California Financial Group, Inc. (a)	2,688	8,091
First Citizens Banc Corp. (a)	1,258	4,441
First Citizens BancShares, Inc., Class A	904	129,760
First Commonwealth Financial Corp.	15,818	58,527
First Community Bancshares, Inc.	2,710	27,642
First Connecticut Bancorp Inc/Farmington (a)	1,763	19,957
First Defiance Financial Corp. (a)	2,306	30,900
First Federal Bancshares of Arkansas, Inc. (a)	1,387	7,698
First Financial Bancorp	9,684	133,639
First Financial Bankshares, Inc.	7,934	207,553
First Financial Corp.	2,062	56,726
First Financial Holdings, Inc.	2,852	11,437
First Financial Northwest, Inc. (a)	3,633	20,417
First Financial Service Corp. (a)	358	501
First Interstate Bancsystem, Inc.	1,401	15,005
First M&F Corp.	1,106	3,495
First Merchants Corp.	4,483	31,605

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks (continued)
First Midwest Bancorp, Inc.	12,426	$90,958
First Niagara Financial Group, Inc.	50,381	460,986
The First of Long Island Corp.	1,694	38,386
First Pactrust Bancorp, Inc.	811	9,189
First Place Financial Corp. (a)	4,526	4,073
First Republic Bank/San Francisco (a)	13,165	304,901
First Security Group, Inc. (a)	107	230
First South Bancorp, Inc. (a)	1,978	7,160
First United Corp. (a)	1,435	5,381
FirstMerit Corp.	17,468	198,436
Flagstar BanCorp., Inc. (a)	33,167	16,249
Flushing Financial Corp.	5,275	56,970
Fox Chase BanCorp., Inc.	3,616	45,851
Franklin Financial Corp. (a)	883	9,748
Fulton Financial Corp.	31,569	241,503
German American Bancorp, Inc.	2,973	47,925
Glacier Bancorp, Inc.	11,867	111,194
Great Southern Bancorp, Inc.	1,675	28,107
Greene County Bancshares, Inc. (a)(b)	3,466	4,402
Guaranty Bancorp (a)	14,486	17,383
HMN Financial, Inc. (a)	1,094	2,079
Hampton Roads Bankshares, Inc. (a)(b)	4,619	21,709
Hancock Holding Co.	7,889	211,267
Hanmi Financial Corp. (a)	28,140	23,356
Hawthorn Bancshares, Inc.	743	5,372
Heartland Financial USA, Inc.	2,536	35,960
Heritage Commerce Corp. (a)	6,580	25,333
Heritage Financial Corp.	3,381	37,326
Home Bancorp, Inc. (a)	2,533	36,855
Home Bancshares, Inc.	4,451	94,450
Home Federal Bancorp, Inc.	3,239	25,329
Horizon Bancorp	127	3,360
Hudson Valley Holding Corp.	2,552	44,481
IBERIABANK Corp.	4,803	226,029
Independent Bank Corp.	3,658	79,525
Independent Bank Corp./MI (a)	3,528	6,738
Indiana Community Bancorp	1,336	19,773
International Bancshares Corp.	9,170	120,586
Intervest Bancshares Corp. (a)	4,058	10,875
Investors Bancorp, Inc. (a)	8,184	103,364
Jefferson Bancshares, Inc. (a)	2,346	6,311
Kearny Financial Corp.	3,804	33,627
Lakeland Bancorp, Inc.	4,853	37,950
Lakeland Financial Corp.	2,787	57,579
Legacy Bancorp	2,174	326
Louisiana Bancorp, Inc. (a)	1,961	31,043
MB Financial, Inc.	8,787	129,345
Macatawa Bank Corp. (a)	5,523	14,912
MainSource Financial Group, Inc.	3,968	34,601
Mercantile Bank Corp. (a)	2,218	17,278
Merchants Bancshares, Inc.	1,496	40,063
Metro Bancorp, Inc. (a)	2,754	23,822
Mid Penn Bancorp, Inc.	521	4,590
Midsouth Bancorp, Inc.	448	4,816
MidwestOne Financial Group, Inc.	2,075	29,756

Common Stocks	Shares	Value
Banks (continued)
MutualFirst Financial, Inc.	1,617	$11,966
NASB Financial, Inc. (a)	717	7,220
NBT Bancorp, Inc.	5,736	106,804
Nara Bancorp, Inc. (a)	6,430	39,030
National Bankshares, Inc.	1,690	40,780
National Penn Bancshares, Inc.	21,466	150,477
New York Community Bancorp, Inc.	72,722	865,392
Newbridge Bancorp (a)	4,304	16,570
North Valley Bancorp (a)	1,108	10,415
Northern States Financial Corp. (a)	300	240
Northfield Bancorp, Inc.	4,227	55,965
Northrim BanCorp, Inc.	252	4,876
Northwest Bancshares, Inc.	15,844	188,702
Norwood Financial Corp.	543	13,195
OceanFirst Financial Corp.	3,005	35,068
Ohio Valley Banc Corp.	1,254	21,268
Old National Bancorp	15,443	143,929
Old Second Bancorp, Inc. (a)	7,288	9,183
OmniAmerican Bancorp, Inc. (a)	309	4,218
Oriental Financial Group	7,760	75,039
Oritani Financial Corp.	7,699	99,009
Orrstown Financial Service, Inc.	1,619	20,804
PVF Capital Corp. (a)	7,144	12,073
Pacific Capital Bancorp NA (a)	1,026	26,184
Pacific Continental Corp.	4,058	28,771
PacWest Bancorp	5,585	77,855
Park National Corp.	2,183	115,437
Park Sterling Corp. (a)	1,483	5,072
Parkvale Financial Corp.	1,464	26,864
Peapack-Gladstone Financial Corp.	2,277	22,952
Penns Woods Bancorp, Inc.	1,257	41,167
Peoples Bancorp of North Carolina, Inc.	1,383	6,472
Peoples Bancorp, Inc.	1,744	19,184
Peoples Financial Corp.	1,245	13,197
Pinnacle Financial Partners, Inc. (a)	6,158	67,369
Popular, Inc. (a)	165,953	248,929
Porter Bancorp, Inc.	1,044	4,051
Preferred Bank (a)	2,844	22,581
Premierwest Bancop (a)	5,254	4,729
PrivateBancorp, Inc.	10,438	78,494
Prosperity Bancshares, Inc.	7,672	250,721
Provident Financial Holdings, Inc.	2,671	23,345
Provident Financial Services, Inc.	9,325	100,244
Provident New York Bancorp	6,541	38,069
Prudential Bancorp, Inc. of Pennsylvania (b)	1,400	7,210
Pulaski Financial Corp.	2,833	18,669
Renasant Corp.	4,249	54,090
Republic Bancorp, Inc., Class A	1,698	30,072
Republic First Bancorp, Inc. (a)	7,427	11,660
Riverview Bancorp, Inc. (a)	7,170	17,710
Rockville Financial Inc.	3,528	33,445
Rodman & Renshaw Capital Group, Inc. (a)	7,747	8,522
Roma Financial Corp.	2,478	20,196

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks (continued)
Royal Bancshares of Pennsylvania, Class A (a)	1,265	$1,202
S&T Bancorp, Inc.	4,555	73,609
SCBT Financial Corp.	2,395	59,109
SVB Financial Group (a)	7,137	264,069
SY Bancorp, Inc.	2,535	47,202
Sandy Spring Bancorp, Inc.	4,309	63,041
Savannah Bancorp, Inc. (a)	1,995	11,990
Seacoast Banking Corp. of Florida (a)	19,078	28,045
Shore Bancshares, Inc.	1,795	7,808
Sierra Bancorp	3,011	27,551
Signature Bank (a)	6,894	329,051
Simmons First National Corp., Class A	2,672	57,982
Southside Bancshares, Inc.	3,130	56,371
Southwest Bancorp, Inc. (a)	3,543	14,951
State Bancorp, Inc.	3,131	33,095
State Bank Financial Corp. (a)	4,479	56,525
StellarOne Corp.	3,948	39,283
Sterling Bancorp	6,121	44,438
Sterling Financial Corp. (a)	4,770	59,053
Suffolk Bancorp (a)	1,613	13,420
Summit Financial Group, Inc. (a)	785	2,112
Sun Bancorp, Inc. (a)	15,238	40,381
Susquehanna Bancshares, Inc.	21,082	115,319
Synovus Financial Corp.	99,700	106,679
TCF Financial Corp.	24,763	226,829
TF Financial Corp.	824	15,804
TFS Financial Corp. (a)	15,437	125,503
Taylor Capital Group, Inc. (a)	492	3,159
Teche Holding Co.	787	23,201
Territorial BanCorp., Inc.	408	7,813
Texas Capital Bancshares, Inc. (a)	6,540	149,439
Tompkins Trustco, Inc.	1,763	63,080
Tower Bancorp, Inc.	2,359	49,397
Towne Bank	4,830	54,917
Trico Bancshares	2,651	32,528
TrustCo Bank Corp. NY	15,480	69,041
Trustmark Corp.	9,059	164,421
UMB Financial Corp.	5,646	181,124
Umpqua Holdings Corp.	18,446	162,140
Union First Market Bankshares Corp.	3,754	40,243
United Bancorp, Inc.	1,092	9,413
United Bankshares, Inc. (b)	6,861	137,837
United Community Banks, Inc. (a)	3,076	26,115
United Community Financial Corp. (a)	3,252	4,455
United Financial Bancorp, Inc.	3,218	44,054
United Security Bancshares	3,362	10,086
Univest Corp. of Pennsylvania	3,081	41,070
Valley National Bancorp	28,377	300,512
ViewPoint Financial Group	3,273	37,476
Virginia Commerce Bancorp (a)	5,760	33,811
WSFS Financial Corp.	1,471	46,439
WVS Financial Corp.	200	1,750
Washington Banking Co.	3,338	32,479

Common Stocks	Shares	Value
Banks (concluded)
Washington Federal, Inc.	17,882	$227,817
Washington Trust Bancorp, Inc.	2,661	52,635
Waterstone Financial, Inc. (a)	2,926	8,134
Wayne Savings Bancshares, Inc.	151	1,284
Webster Financial Corp.	12,129	185,574
WesBanco, Inc.	4,118	71,283
West Bancorp., Inc.	3,199	27,128
West Coast Bancorp (a)	2,828	39,592
Westamerica Bancorp.	4,717	180,755
Western Alliance Bancorp (a)	14,471	79,301
Westfield Financial, Inc.	5,529	36,436
Wilshire Bancorp, Inc. (a)	10,809	29,617
Wintrust Financial Corp.	5,662	146,136
Yardkin Valley Financial Corp. (a)	4,319	7,170
		18,413,880
Beverages — 0.3%
Boston Beer Co., Inc., Class A (a)(b)	1,576	114,575
Central European Distribution Corp. (a)(b)	10,191	71,439
Coca-Cola Bottling Co. Consolidated	825	45,755
Craft Brewers Alliance, Inc. (a)	533	2,990
Hansen Natural Corp. (a)	11,725	1,023,475
Jamba, Inc. (a)	13,104	16,904
Jones Soda Co. (a)	14,909	10,286
National Beverage Corp.	2,160	32,746
Primo Water Corp. (a)	2,017	11,376
Reddy Ice Holdings, Inc. (a)	6,268	7,835
Willamette Valley Vineyards, Inc. (a)	971	2,874
		1,340,255
Chemicals — 2.5%
A. Schulman, Inc.	4,922	83,625
Aceto Corp.	4,672	24,715
Albemarle Corp.	15,100	610,040
American Vanguard Corp.	4,546	50,733
Arch Chemicals, Inc.	4,027	188,947
Ashland, Inc.	11,717	517,188
Balchem Corp. (a)	5,051	188,453
Cabot Corp.	9,831	243,612
Calgon Carbon Corp. (a)	9,610	140,018
Cambrex Corp. (a)	4,959	24,993
Celanese Corp., Series A	25,931	843,535
Chase Corp.	297	3,193
Chemtura Corp. (a)	15,910	159,577
Codexis, Inc. (a)	3,097	14,153
Cytec Industries, Inc.	8,114	285,126
Ferro Corp. (a)	14,402	88,572
FutureFuel Corp.	1,220	12,688
Georgia Gulf Corp. (a)	5,640	78,001
H.B. Fuller Co.	7,985	145,487
Hawkins, Inc.	1,599	50,912
Huntsman Corp.	32,212	311,490
Innophos Holdings, Inc.	3,566	142,176
Intrepid Potash, Inc. (a)	8,513	211,718
KMG Chemicals, Inc.	1,621	19,971
Koppers Holdings, Inc.	3,496	89,533

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	4

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals (concluded)
Kraton Performance Polymers, Inc. (a)	5,476	$88,602
Kronos Worldwide, Inc.	3,504	56,344
LSB Industries, Inc. (a)	3,175	91,027
LyondellBasell Industries NV, Class A	56,265	1,374,554
Metabolix, Inc. (a)	5,675	24,857
Minerals Technologies, Inc.	3,020	148,795
NL Industries, Inc.	1,563	19,584
Nanophase Technologies Corp. (a)	7,817	5,316
NewMarket Corp.	1,601	243,144
OM Group, Inc. (a)(b)	5,079	131,902
Olin Corp.	11,735	211,347
Omnova Solutions, Inc. (a)	7,724	27,652
Penford Corp. (a)	2,220	11,411
PolyOne Corp.	15,653	167,644
Polypore International, Inc. (a)	6,626	374,502
Quaker Chemical Corp.	2,211	57,309
RPM International, Inc.	21,619	404,275
Rentech, Inc. (a)	42,052	32,809
Rockwood Holdings, Inc. (a)	11,355	382,550
Senomyx, Inc. (a)	7,495	26,307
Sensient Technologies Corp.	8,165	265,771
Solutia, Inc. (a)	20,116	258,491
Spartech Corp. (a)	5,310	16,992
Stepan Co.	1,274	85,587
TOR Minerals International, Inc. (a)	625	7,431
TPC Group, Inc. (a)	2,158	43,333
Tredegar Corp.	3,677	54,530
Valhi, Inc.	1,030	55,795
W.R. Grace & Co. (a)	10,132	337,396
Westlake Chemical Corp.	3,239	111,033
Zagg, Inc. (a)	3,813	37,825
Zep, Inc.	3,799	57,061
Zoltek Cos., Inc. (a)	5,138	33,037
		9,772,669
Construction & Materials — 1.8%
A.O. Smith Corp.	6,019	192,789
Aaon, Inc.	3,549	55,897
Aecom Technology Corp. (a)(b)	17,115	302,422
Acuity Brands, Inc.	7,107	256,136
Ameresco, Inc. (a)	1,753	17,810
American Biltrite, Inc. (a)	546	3,205
American DG Energy, Inc. (a)(b)	8,661	11,519
American Woodmark Corp. (a)	1,816	21,992
Ameron International Corp.	1,422	120,785
Apogee Enterprises, Inc.	4,846	41,627
Argan, Inc. (a)	2,152	21,907
Armstrong World Industries, Inc. (a)	3,214	110,690
Baran Group Ltd. (a)	102	587
BlueLinx Holdings, Inc. (a)	4,661	6,758
Builders FirstSource, Inc. (a)	9,238	11,732
EMCOR Group, Inc. (a)(b)	10,913	221,861
Eagle Materials, Inc.	7,301	121,562
Generac Holdings, Inc. (a)	4,680	88,031
Gibraltar Industries, Inc. (a)	5,481	44,506
Granite Construction, Inc.	5,624	105,562

Common Stocks	Shares	Value
Construction & Materials (concluded)
Great Lakes Dredge & Dock Corp.	9,934	$40,431
Griffon Corp. (a)	8,427	68,933
Headwaters, Inc. (a)	11,369	16,371
Hill International, Inc. (a)(b)	5,422	25,375
Insituform Technologies, Inc., Class A (a)	6,605	76,486
Insteel Industries, Inc.	3,006	30,270
Integrated Electrical Services, Inc. (a)	1,500	3,105
KBR, Inc.	24,839	586,946
L.B. Foster Co., Class A	1,797	39,947
Layne Christensen Co. (a)	3,332	76,969
Lennox International, Inc.	8,100	208,818
Louisiana-Pacific Corp. (a)(b)	21,776	111,058
MDU Resources Group, Inc.	28,222	541,580
MYR Group, Inc. (a)	3,752	66,185
Martin Marietta Materials, Inc.	7,432	469,851
Mastec, Inc. (a)(b)	9,971	175,589
Mueller Water Products, Inc., Series A	25,100	62,248
NCI Building Systems, Inc. (a)	3,847	29,083
Northwest Pipe Co. (a)	1,916	38,876
Omega Flex, Inc. (a)	1,166	15,508
Orion Marine Group, Inc. (a)	4,913	28,348
Owens Corning, Inc. (a)	19,156	415,302
PGT, Inc. (a)	6,216	7,770
Pike Electric Corp. (a)	3,391	22,957
Primoris Services Corp.	3,041	31,809
Quanex Building Products Corp.	6,250	68,438
Shaw Group, Inc. (a)(b)	13,130	285,446
Simpson Manufacturing Co., Inc.	6,598	164,488
Sterling Construction Co., Inc. (a)	3,018	33,711
TRC Cos., Inc. (a)	4,859	14,626
Texas Industries, Inc. (b)	3,986	126,516
Thermon Group Holdings, Inc. (a)	1,091	15,078
Trex Co., Inc. (a)(b)	2,608	41,806
Tutor Perini Corp.	5,210	59,863
USG Corp. (a)	11,156	75,080
Universal Forest Products, Inc.	2,952	70,996
Valmont Industries, Inc.	3,787	295,159
Valspar Corp.	14,403	449,518
Watsco, Inc.	4,143	211,707
Watts Water Technologies, Inc., Class A	4,523	120,538
		6,980,163
Diversified Financial Services — 0.0%
Summit Financial Group, Inc.	785	—
Electricity — 2.3%
ALLETE, Inc.	5,006	183,370
Alliant Energy Corp.	18,393	711,441
Black Hills Corp.	6,169	189,018
CH Energy Group, Inc.	2,674	139,503
Calpine Corp. (a)	59,572	838,774
Central Vermont Public Service Corp.	2,296	80,842
Cleco Corp.	9,852	336,347
Covanta Holding Corp.	21,008	319,112

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	5

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electricity (concluded)
DPL, Inc.	19,736	$594,843
Dynegy, Inc. (a)(b)	17,665	72,780
El Paso Electric Co.	7,496	240,547
The Empire District Electric Co.	6,961	134,904
GenOn Energy, Inc. (a)	124,972	347,422
Great Plains Energy, Inc.	22,495	434,154
Hawaiian Electric Industries, Inc.	15,826	384,255
IDACORP, Inc.	7,915	299,029
ITC Holdings Corp.	8,596	665,588
MGE Energy, Inc.	3,824	155,522
NSTAR	17,206	771,001
NV Energy, Inc.	38,689	569,115
NorthWestern Corp.	5,795	185,092
Ormat Technologies, Inc. (b)	2,844	45,732
Portland General Electric Co.	12,173	288,378
UIL Holdings Corp.	8,422	277,337
US Geothermal, Inc. (a)(b)	23,727	10,914
Unisource Energy Corp.	5,967	215,349
Unitil Corp.	2,477	63,609
Westar Energy, Inc.	19,427	513,261
		9,067,239
Electronic & Electrical Equipment — 3.1%
Ametek, Inc.	26,437	871,628
API Technologies Corp. (a)	1,650	6,518
AVX Corp.	7,802	92,610
AZZ, Inc.	2,168	84,053
A123 Systems, Inc. (a)(b)	16,751	57,623
Active Power, Inc. (a)	16,856	21,744
Adept Technology, Inc. (a)	3,276	10,647
Advanced Battery Technologies, Inc. (a)(b)	12,176	12,298
Aeroflex Holding Corp. (a)	2,131	19,392
Allied Motion Technologies, Inc.	2,067	10,252
Altair Nanotechnologies, Inc. (a)	6,009	8,052
American Science & Engineering, Inc.	1,500	91,575
American Superconductor Corp. (a)(b)	7,545	29,652
Anaren, Inc. (a)	2,673	51,188
Anixter International, Inc.	4,858	230,464
Arrow Electronics, Inc. (a)	19,065	529,626
Avnet, Inc. (a)(b)	25,078	654,034
Badger Meter, Inc.	2,484	71,862
Ballantyne Strong, Inc. (a)	896	2,760
Beacon Power Corp. (a)(b)	8,031	4,096
Bel Fuse, Inc.	2,196	34,236
Belden, Inc.	7,586	195,643
Benchmark Electronics, Inc. (a)	9,515	123,790
Brady Corp.	7,550	199,546
CTS Corp.	5,440	44,227
Capstone Turbine Corp. (a)(b)	43,395	43,395
Checkpoint Systems, Inc. (a)	6,664	90,497
Cognex Corp.	6,209	168,326
Coherent, Inc. (a)	4,194	180,174
Coleman Cable, Inc. (a)	3,080	26,057
Comverge, Inc. (a)	5,911	10,876

Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
Cyberoptics Corp. (a)	1,738	$13,730
DDi Corp.	2,695	19,512
Daktronics, Inc.	6,767	58,061
ESCO Technologies, Inc.	4,246	108,273
Echelon Corp. (a)	6,281	44,030
Electro Rent Corp.	3,085	42,604
Electro Scientific Industries, Inc. (a)	4,083	48,547
Encore Wire Corp.	3,160	65,033
EnerNOC, Inc. (a)(b)	3,217	28,953
EnerSys (a)	7,948	159,119
Faro Technologies, Inc. (a)	2,593	81,809
FEI Co. (a)	6,331	189,677
Fabrinet (a)	2,669	49,910
General Cable Corp. (a)	8,518	198,895
GrafTech International Ltd. (a)	21,713	275,755
Greatbatch, Inc. (a)	3,893	77,899
Houston Wire & Cable Co.	3,027	34,780
Hubbell, Inc., Class B	9,195	455,520
II-VI, Inc. (a)	8,646	151,305
IPG Photonics Corp. (a)(b)	4,490	195,046
Intevac, Inc. (a)	4,134	28,897
IntriCon Corp. (a)	747	2,293
Itron, Inc. (a)	6,539	192,900
Kemet Corp. (a)	6,516	46,589
LSI Industries, Inc.	3,673	22,883
Landauer, Inc.	1,621	80,304
LeCroy Corp. (a)	3,281	25,920
Lightpath Technologies, Inc., Class A (a)	3,924	5,651
Lime Energy Co. (a)	5,330	16,736
Littelfuse, Inc.	3,781	152,034
MTS Systems Corp.	2,547	78,040
Magnetek, Inc. (a)	8,829	8,123
Maxwell Technologies, Inc. (a)	4,977	91,627
Measurement Specialties, Inc. (a)	2,439	63,316
Methode Electronics, Inc.	6,159	45,761
Mettler-Toledo International, Inc. (a)	5,294	740,948
Microvision, Inc. (a)(b)	18,908	12,859
Multi-Fineline Electronix, Inc. (a)	1,649	32,881
Napco Security Technologies, Inc. (a)	5,283	12,098
NVE Corp. (a)	976	59,204
National Instruments Corp.	15,432	352,776
Newport Corp. (a)	6,461	69,843
OSI Systems, Inc. (a)	3,290	110,281
Orion Energy Systems, Inc. (a)	4,271	11,318
Parametric Sound Corp. (a)	2,484	1,863
Park Electrochemical Corp.	3,251	69,474
Planar Systems, Inc. (a)	5,103	10,206
Plexus Corp. (a)(b)	6,151	139,136
Powell Industries, Inc. (a)	1,619	50,140
Power-One, Inc. (a)	9,903	44,563
Powerwave Technologies, Inc. (a)(b)	28,511	49,039
Pulse Electronics Corp.	7,925	22,666
Regal-Beloit Corp.	6,180	280,448
Research Frontiers, Inc. (a)	4,844	18,310

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	6

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electronic & Electrical Equipment (concluded)
Richardson Electronics Ltd.	2,507	$34,120
Rofin-Sinar Technologies, Inc. (a)	4,703	90,298
Rogers Corp. (a)	2,703	105,768
Rubicon Technology, Inc. (a)(b)	3,104	33,927
SL Industries, Inc. (a)	182	3,067
Sanmina-SCI Corp. (a)	12,943	86,459
SatCon Technology Corp. (a)(b)	18,389	17,470
Servotronics, Inc.	400	3,416
Sigmatron International, Inc. (a)	1,200	3,972
Synthesis Energy Systems, Inc. (a)(b)	9,064	15,681
TTM Technologies, Inc. (a)	8,760	83,308
Thomas & Betts Corp. (a)	8,668	345,940
Trimble Navigation Ltd. (a)(b)	20,106	674,556
UQM Technologies Inc. (a)	8,858	14,793
Ultralife Batteries, Inc. (a)	2,906	14,501
Universal Display Corp. (a)	6,574	315,158
Valence Technology, Inc. (a)	21,062	21,904
Veeco Instruments, Inc. (a)	6,689	163,212
Viasystems Group, Inc. (a)	886	15,585
Vicor Corp.	3,467	30,336
Vishay Intertechnology, Inc. (a)	24,778	207,144
Vishay Precision Group, Inc. (a)	2,349	30,960
WESCO International, Inc. (a)	7,025	235,689
X-Rite, Inc. (a)	5,658	21,104
Zebra Technologies Corp., Class A (a)	9,049	279,976
Zygo Corp. (a)	3,051	35,270
eMagin Corp. (a)	4,486	11,798
		12,119,838
Energy Equipment & Services — 0.2%
Dresser-Rand Group, Inc. (a)	13,538	548,695
Dril-Quip, Inc. (a)	5,720	308,365
Gerber Scientific, Inc. (a)	4,467	45
Magnum Hunter Resources (a)	1,481	—
Tesco Corp. (a)	5,747	66,665
		923,770
Financial Services — 2.7%
Advance America, Cash Advance Centers, Inc.	8,823	64,937
Affiliated Managers Group, Inc. (a)	8,505	663,815
Ampal-American Israel Corp., Class A (a)(b)	8,512	2,894
Artio Global Investors, Inc.	7,432	59,159
Asset Acceptance Capital Corp. (a)	3,542	11,937
Asta Funding, Inc.	2,576	20,891
BGC Partners, Inc.	11,207	67,578
CBOE Holdings, Inc.	14,955	365,949
CIFC Deerfield Corp. (a)	1,961	8,491
CIT Group, Inc. (a)	32,990	1,001,906
Calamos Asset Management, Inc., Class A	3,748	37,517
Cash America International, Inc.	5,068	259,279
Cohen & Steers, Inc. (b)	3,685	105,944
Compass Diversified Holdings	4,826	58,781
CompuCredit Holdings Corp. (a)	3,485	9,723

Common Stocks	Shares	Value
Financial Services (continued)
Cowen Group, Inc., Class A (a)	13,757	$37,281
Credit Acceptance Corp. (a)	1,050	67,578
DFC Global Corp. (a)	7,627	166,650
Diamond Hill Investments Group	719	49,891
Duff & Phelps Corp.	4,437	47,298
Eaton Vance Corp.	19,817	441,325
Edelman Financial Group, Inc.	4,865	31,428
Encore Capital Group, Inc. (a)	2,721	59,454
Epoch Holding Corp.	3,261	44,252
Evercore Partners, Inc., Class A	4,334	98,815
Ezcorp, Inc. (a)	7,984	227,863
FBR Capital Markets Corp. (a)	11,383	27,092
FXCM Inc.	1,836	25,741
Federal Agricultural Mortgage Corp., Class B	1,772	33,721
Fidelity National Financial, Inc.	36,695	557,030
Financial Engines, Inc. (a)	6,818	123,474
First Cash Financial Services, Inc. (a)(b)	5,129	215,162
The First Marblehead Corp. (a)	15,001	15,301
GAMCO Investors, Inc., Class A	700	27,573
GFI Group, Inc.	11,040	44,381
Gleacher & Co, Inc. (a)	15,007	17,858
Green Dot Corp., Class A (a)	3,054	95,651
Greenhill & Co., Inc.	5,003	143,036
Imperial Holdings, Inc. (a)	1,369	3,286
Institutional Financial Mark	2,236	4,248
Interactive Brokers Group, Inc., Class A	6,131	85,405
International FCStone Inc. (a)	2,688	55,803
Intersections, Inc.	2,075	26,664
Investment Technology Group, Inc. (a)	7,032	68,843
JMP Group, Inc.	3,972	23,077
Jefferies Group, Inc.	23,366	289,972
KBW, Inc.	5,483	75,611
Knight Capital Group, Inc., Class A (a)(b)	16,651	202,476
LPL Investment Holdings, Inc. (a)	6,673	169,628
Ladenburg Thalmann Financial Services, Inc. (a)	24,841	38,504
MF Global Holdings Ltd. (a)	27,380	113,079
MGIC Investment Corp. (a)	31,150	58,251
MSCI, Inc. (a)	19,966	605,569
MarketAxess Holdings, Inc.	5,027	130,803
Marlin Business Services, Inc. (a)	1,719	18,221
Medallion Financial Corp.	3,915	36,410
Merriman Holdings, Inc. (a)	1,387	2,427
MicroFinancial, Inc.	3,564	19,958
MoneyGram International, Inc. (a)	15,951	37,166
National Financial Partners Corp. (a)	7,512	82,181
Nelnet, Inc., Class A	4,511	84,717
Netspend Holdings, Inc. (a)	3,841	19,743
NewStar Financial, Inc. (a)	6,154	57,478
Ocwen Financial Corp. (a)	12,989	171,585
Oppenheimer Holdings, Inc.	863	13,843
The PMI Group, Inc. (a)	25,781	5,156

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	7

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Financial Services (concluded)
Penson Worldwide, Inc. (a)(b)	3,976	$5,765
Pico Holdings, Inc. (a)	4,118	84,460
Piper Jaffray Cos. (a)	3,211	57,573
Portfolio Recovery Associates, Inc. (a)	2,975	185,105
Primus Guaranty Ltd. (a)(b)	5,022	26,466
Pzena Investment Management, Inc., Class A	2,700	8,856
Radian Group, Inc.	22,710	49,735
Raymond James Financial, Inc.	16,690	433,272
Resource America, Inc., Class A	4,404	19,862
SEI Investments Co.	25,243	388,237
SWS Group, Inc. (b)	5,423	25,434
Safeguard Scientifics, Inc. (a)	4,074	61,110
Stewart Information Services Corp.	3,032	26,803
Stifel Financial Corp. (a)	9,081	241,191
Student Loan Corp.	1,182	2,955
TD Ameritrade Holding Corp.	38,094	560,172
Tree.com, Inc. (a)	2,350	11,750
U.S. Global Investors, Inc.	3,375	22,883
Virtus Investment Partners, Inc. (a)	1,254	67,239
Waddell & Reed Financial, Inc., Class A	14,461	361,670
Walker & Dunlop, Inc. (a)	595	6,914
Westwood Holdings Group, Inc.	1,529	52,827
WisdomTree Investments, Inc. (a)(b)	6,269	44,008
World Acceptance Corp. (a)	2,794	156,324
		10,737,371
Fixed Line Telecommunications — 0.8%
8x8, Inc. (a)(b)	12,255	49,878
AboveNet, Inc.	3,714	199,070
Alaska Communications Systems Group, Inc. (b)	8,219	53,917
Cbeyond Communications, Inc. (a)	5,389	38,046
Cincinnati Bell, Inc. (a)(b)	35,733	110,415
Consolidated Communications Holdings, Inc.	4,442	80,178
Fairpoint Communications, Inc. (a)	4,314	18,550
General Communication, Inc., Class A (a)	6,328	51,890
Global Crossing Ltd. (a)(b)	5,232	125,097
Hawaiian Telcom Holdco, Inc. (a)	583	8,127
HickoryTech Corp.	2,992	28,783
IDT Corp., Class B	2,815	57,426
Level 3 Communications, Inc. (a)	275,934	411,142
NET2000 Communications, Inc.	300	—
PAETEC Holding Corp. (a)	22,537	119,221
Primus Telecommunications Escrow	29,100	—
Primus Telecommunications Group Inc. (a)	1,004	10,672
SureWest Communications	2,560	26,803
Virgin Media, Inc.	51,577	1,255,900
Vonage Holdings Corp. (a)	23,296	60,570
Warwick Valley Telephone Co.	1,500	19,080

Common Stocks	Shares	Value
Fixed Line Telecommunications (concluded)
inContact, Inc. (a)	3,847	$13,272
TW Telecom, Inc. (a)(b)	25,075	414,239
		3,152,276
Food & Drug Retailers — 0.6%
Arden Group, Inc., Class A	565	44,917
Casey’s General Stores, Inc.	6,608	288,439
Chefs’ Warehouse Holdings LLC (a)	722	8,491
Core-Mark Holdings Co., Inc.	1,857	56,880
Dairy Mart Convenience Stores, Inc. (a)	500	—
The Fresh Market, Inc. (a)	5,096	194,463
GNC Holdings, Inc. (a)	3,054	61,446
Ingles Markets, Inc., Class A	2,366	33,692
Nash Finch Co.	1,850	49,820
Omnicare, Inc.	19,029	483,907
The Pantry, Inc. (a)	4,289	52,026
PetMed Express, Inc.	3,898	35,082
Rite Aid Corp. (a)	103,966	101,887
Ruddick Corp.	7,246	282,522
Spartan Stores, Inc.	3,779	58,499
United Natural Foods, Inc. (a)	7,568	280,319
Village Super Market, Inc., Class A	1,218	29,159
Vitamin Shoppe, Inc. (a)	4,290	160,618
Weis Markets, Inc.	2,365	87,647
Winn-Dixie Stores, Inc. (a)	9,428	55,814
		2,365,628
Food Producers — 2.4%
Alico, Inc. (a)	1,024	20,111
The Andersons, Inc.	2,972	100,038
B&G Foods, Inc., Class A	8,166	136,209
Bridgford Foods Corp.	768	7,127
Bunge Ltd.	24,266	1,414,465
Cagles, Inc., Class A (a)	336	1,273
Cal-Maine Foods, Inc.	2,322	72,980
Calavo Growers, Inc. (a)	2,424	49,740
Chiquita Brands International, Inc. (a)	7,131	59,473
Coffee Holding Co., Inc.	166	1,245
Corn Products International, Inc.	12,549	492,423
Darling International, Inc. (a)	19,697	247,985
Diamond Foods, Inc. (b)	3,772	300,968
Dole Food Co., Inc. (a)	5,716	57,160
Farmer Bros. Co.	1,222	6,733
Flowers Foods, Inc.	22,788	443,454
Fresh Del Monte Produce, Inc.	6,289	145,905
Golden Enterprises, Inc.	941	3,181
Green Mountain Coffee Roasters, Inc. (a)	19,990	1,857,871
Griffin Land & Nurseries, Inc.	713	18,310
HQ Sustainable Maritime Industries, Inc. (a)	4,100	287
Hain Celestial Group, Inc. (a)(b)	6,101	186,386
Harbinger Group, Inc. (a)	4,014	20,351
Herbalife Ltd.	19,461	1,043,110
Imperial Sugar Co., New Shares	2,250	14,490
J&J Snack Foods Corp.	2,374	114,071
John B. Sanfilippo & Son, Inc. (a)	1,610	12,848

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	8

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food Producers (concluded)
Lancaster Colony Corp.	3,258	$198,771
Lifeway Foods, Inc. (a)(b)	2,124	22,663
Limoneira Co.	792	11,310
MGP Ingredients, Inc.	2,435	12,345
Mannatech, Inc. (a)	3,100	1,674
Medifast, Inc. (a)	2,746	44,348
Natures Sunshine Prods, Inc. (a)(b)	2,065	29,075
Nutraceutical International Corp. (a)	1,862	23,796
NutriSystem, Inc.	4,464	54,059
Omega Protein Corp. (a)(b)	3,801	34,513
Overhill Farms, Inc. (a)	730	2,701
Pilgrims Pride Corp. (a)(b)	7,210	30,787
Ralcorp Holdings, Inc. (a)	9,057	694,762
Relìv International, Inc.	1,819	2,892
Rocky Mountain Chocolate Factory, Inc.	2,103	17,960
Sanderson Farms, Inc. (b)	3,361	159,648
Schiff Nutrition International, Inc. (a)	2,416	26,769
Seaboard Corp.	57	102,713
Seneca Foods Corp. (a)	2,000	39,600
Smart Balance, Inc. (a)	11,700	69,030
Smithfield Foods, Inc. (a)	25,320	493,740
Snyders-Lance, Inc.	10,390	216,631
Tootsie Roll Industries, Inc.	4,717	113,774
TreeHouse Foods, Inc. (a)(b)	5,975	369,494
USANA Health Sciences, Inc. (a)(b)	1,422	39,105
		9,640,354
Forestry & Paper — 0.4%
AbitibiBowater Inc. (a)	11,882	178,230
Boise, Inc.	19,385	100,221
Buckeye Technologies, Inc.	6,770	163,225
Clearwater Paper Corp. (a)	3,926	133,406
Deltic Timber Corp.	1,921	114,645
Domtar Corp.	6,842	466,419
Kapstone Paper and Packaging Corp. (a)	7,172	99,619
Neenah Paper, Inc.	2,395	33,961
P.H. Glatfelter Co.	7,330	96,829
Verso Paper Corp. (a)	2,900	4,843
Wausau Paper Corp.	7,693	49,158
		1,440,556
Gas, Water & Multi-Utilities — 1.8%
AGL Resources, Inc.	12,779	520,616
American States Water Co.	3,199	108,542
American Water Works Co., Inc.	28,479	859,496
Aqua America, Inc.	22,576	486,964
Artesian Resources Corp., Class A	2,292	40,133
Atmos Energy Corp.	14,610	474,095
Avista Corp.	8,913	212,575
Cadiz, Inc. (a)	3,381	26,744
California Water Service Group	7,012	124,183
Chesapeake Utilities Corp.	1,886	75,647
Connecticut Water Service, Inc.	2,166	54,193
Delta Natural Gas Co., Inc.	1,278	39,107
Gas Natural, Inc.	2,476	27,211

Common Stocks	Shares	Value
Gas, Water & Multi-Utilities (concluded)
The Laclede Group, Inc.	3,288	$127,410
Middlesex Water Co.	3,427	58,499
National Fuel Gas Co.	12,754	620,865
New Jersey Resources Corp.	6,559	279,217
Northwest Natural Gas Co.	4,138	182,486
PNM Resources, Inc.	12,723	209,039
Pennichuck Corp.	1,986	55,568
Piedmont Natural Gas Co.	11,353	327,988
Questar Corp.	29,058	514,617
RGC Resources, Inc.	1,694	32,186
SJW Corp.	2,434	52,988
South Jersey Industries, Inc.	4,933	245,417
Southwest Gas Corp.	7,130	257,892
UGI Corp.	18,332	481,582
Vectren Corp.	13,287	359,812
WGL Holdings, Inc.	7,916	309,278
		7,164,350
General Industrials — 1.3%
AEP Industries, Inc. (a)	1,107	24,575
Actuant Corp., Class A	11,181	220,825
AptarGroup, Inc.	10,234	457,153
Carlisle Cos., Inc.	10,019	319,406
Crown Holdings, Inc. (a)	25,828	790,595
Ediets.Com, Inc. (a)	4,330	5,456
Graphic Packaging Holding Co. (a)	21,273	73,392
Greif, Inc.	6,414	275,096
Harsco Corp.	13,330	258,469
Landec Corp. (a)	5,352	28,473
Multi-Color Corp.	2,490	56,249
Myers Industries, Inc.	5,432	55,135
Otter Tail Corp.	5,026	91,976
Packaging Corp. of America	16,705	389,227
Raven Industries, Inc.	3,046	146,817
Rock-Tenn Co., Class A	11,755	572,233
Silgan Holdings, Inc.	7,706	283,118
Sonoco Products Co.	16,506	465,964
Temple-Inland, Inc.	17,718	555,814
Trimas Corp. (a)(b)	4,612	68,488
UFP Technologies, Inc. (a)	551	7,940
		5,146,401
General Retailers — 5.3%
1-800-FLOWERS.COM, Inc., Class A (a)	4,470	10,370
99 Cents Only Stores (a)	9,056	166,812
A.C. Moore Arts & Crafts, Inc. (a)	5,342	5,663
ANN, Inc. (a)	8,694	198,571
Aaron Rents, Inc., Class A	12,106	305,676
Advance Auto Parts, Inc.	12,989	754,661
Amerco, Inc. (a)	980	61,201
America’s Car Mart, Inc. (a)	1,974	57,285
American Eagle Outfitters, Inc.	32,121	376,458
American Public Education, Inc. (a)	3,136	106,624
Ancestry.com, Inc. (a)	5,407	127,064
Asbury Automotive Group, Inc. (a)(b)	5,724	94,389
Ascena Retail Group Inc. (a)	10,557	285,778
Autobytel, Inc. (a)	15,718	13,360

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	9

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
General Retailers (continued)
Aéropostale, Inc. (a)	13,372	$144,551
BJ’s Wholesale Club, Inc. (a)	8,842	453,064
Barnes & Noble, Inc. (b)	6,474	76,587
Beacon Roofing Supply, Inc. (a)	7,707	123,235
bebe Stores, Inc.	7,052	47,389
Bidz.com, Inc. (a)	5,995	2,998
Big 5 Sporting Goods Corp.	2,891	17,577
Blue Nile, Inc. (a)(b)	2,534	89,400
Body Central Corp. (a)	1,303	23,662
The Bon-Ton Stores, Inc.	2,273	11,297
Books-A-Million, Inc.	1,200	2,784
Bridgepoint Education, Inc. (a)(b)	3,308	57,692
Brown Shoe Co., Inc.	6,984	49,726
The Buckle, Inc.	4,502	173,147
Build-A-Bear Workshop, Inc. (a)(b)	2,727	13,908
CPI Corp.	1,298	8,048
Cabela’s, Inc., Class A (a)	7,596	155,642
Cache, Inc. (a)	2,935	14,646
Cambium Learning Group, Inc. (a)	3,691	11,036
Capella Education Co. (a)	2,478	70,326
Career Education Corp. (a)	10,707	139,726
Carriage Services, Inc.	1,465	8,644
Casual Male Retail Group, Inc. (a)	7,605	28,595
The Cato Corp., Class A	4,650	104,904
Charming Shoppes, Inc. (a)	18,008	46,821
Chemed Corp.	3,477	191,096
Chico’s FAS, Inc.	29,405	336,099
The Children’s Place Retail Stores, Inc. (a)	4,301	200,126
Christopher & Banks Corp.	6,102	21,540
Citi Trends, Inc. (a)	2,550	30,013
Clean Energy Fuels Corp. (a)(b)	8,877	98,712
Coldwater Creek, Inc. (a)	10,005	12,506
Collective Brands, Inc. (a)(b)	10,290	133,358
Collectors Universe, Inc.	1,647	24,293
Conn’s, Inc. (a)	3,143	22,567
Copart, Inc. (a)	10,397	406,731
Corinthian Colleges, Inc. (a)(b)	12,038	18,779
Cost Plus, Inc. (a)	3,318	20,903
DSW, Inc., Class A	4,085	188,645
Destination Maternity Corp.	2,488	32,021
Dick’s Sporting Goods, Inc. (a)	14,649	490,156
Dillard’s, Inc., Class A	7,150	310,882
Dollar General Corp. (a)	16,224	612,618
Dollar Tree, Inc. (a)	20,067	1,507,232
Dreams, Inc. (a)	1,487	2,974
Education Management Corp. (a)(b)	6,562	97,380
Express, Inc.	9,556	193,891
The Finish Line, Inc., Class A	8,317	166,257
Foot Locker, Inc.	25,460	511,491
Francesca’s Holdings Corp. (a)	1,093	23,183
Fred’s, Inc.	5,902	62,915
Gaiam, Inc.	2,881	9,767
Geeknet Inc. (a)	1,203	24,325
Genesco, Inc. (a)	3,996	205,914
Grand Canyon Education, Inc. (a)	5,580	90,117
Group 1 Automotive, Inc.	3,937	139,960

Common Stocks	Shares	Value
General Retailers (continued)
Guess?, Inc.	10,621	$302,592
Hot Topic, Inc.	7,643	58,316
HSN, Inc. (a)	6,737	223,197
Haverty Furniture Cos., Inc. (a)	3,114	31,109
Hibbett Sports, Inc. (a)	4,677	158,504
Hillenbrand, Inc.	10,296	189,446
ITT Educational Services, Inc. (a)	4,693	270,223
Jos. A. Bank Clothiers, Inc. (a)	4,593	214,172
J. Crew Group, Inc. Escrow (a)	9,663	—
KAR Auction Services, Inc. (a)	4,336	52,509
K12, Inc. (a)	5,414	137,840
Kirkland’s, Inc. (a)	3,005	27,556
Learning Tree International, Inc. (a)	2,189	16,023
Liquidity Services, Inc. (a)(b)	3,943	126,452
Lithia Motors, Inc., Class A	3,918	56,341
Lumber Liquidators Holdings, Inc. (a)	4,263	64,371
Mac-Gray Corp.	2,304	29,745
MarineMax, Inc. (a)	4,223	27,323
Matthews International Corp., Class A	4,922	151,401
The Men’s Wearhouse, Inc.	8,505	221,810
Midas, Inc. (a)	4,009	32,874
Monro Muffler, Inc.	5,055	166,663
Navarre Corp. (a)	6,945	11,806
New York & Co. (a)	5,404	17,239
Office Depot, Inc. (a)	45,730	94,204
OfficeMax, Inc. (a)(b)	14,062	68,201
OpenTable, Inc. (a)(b)	3,327	153,075
Overstock.com, Inc. (a)	2,350	21,784
PC Mall, Inc. (a)	1,708	9,001
The Pep Boys – Manny, Moe & Jack	8,584	84,724
Pacific Sunwear of California, Inc. (a)	11,081	13,297
Penske Auto Group, Inc.	7,354	117,664
PetSmart, Inc.	18,557	791,456
Pier 1 Imports, Inc. (a)	19,638	192,060
PriceSmart, Inc.	3,131	195,124
The Princeton Review, Inc. (a)	6,890	920
The Providence Service Corp. (a)	2,359	25,123
RadioShack Corp.	17,173	199,550
RealNetworks, Inc. (a)	4,557	38,416
Regis Corp.	8,788	123,823
Rent-A-Center, Inc.	10,366	284,547
Rollins, Inc.	12,384	231,705
Rue21, Inc. (a)(b)	2,698	61,218
Rush Enterprises, Inc., Class A (a)	5,429	76,875
Saks, Inc. (a)(b)	19,814	173,372
Sally Beauty Co., Inc. (a)	16,239	269,567
Service Corp. International	39,098	358,138
Shoe Carnival, Inc. (a)	1,636	38,610
Shutterfly, Inc. (a)	5,017	206,600
Signet Jewelers Ltd. (a)	14,119	477,222
Sonic Automotive, Inc.	5,941	64,103
Sotheby’s Holdings Inc., Class A	11,150	307,405
Stage Stores, Inc.	6,092	84,496
Stamps.com, Inc.	3,661	74,831
Standard Parking Corp. (a)	3,025	47,311

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	10

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
General Retailers (concluded)
Stein Mart, Inc.	4,502	$28,137
Stewart Enterprises, Inc., Class A	13,697	81,497
Strayer Education, Inc. (b)	2,069	158,630
Susser Holdings Corp. (a)	2,259	45,022
The Talbots, Inc. (a)(b)	8,588	23,188
Teavana Holdings, Inc. (a)	470	9,560
Titan Machinery, Inc. (a)	3,040	54,416
Tractor Supply Co.	11,996	750,350
Trans World Entertainment Corp. (a)	2,400	4,560
Tuesday Morning Corp. (a)	7,004	24,654
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,216	511,282
VCA Antech, Inc. (a)	14,102	225,350
ValueVision Media, Inc., Class A (a)	7,390	17,440
Weight Watchers International, Inc.	5,034	293,230
West Marine, Inc. (a)	2,771	21,337
The Wet Seal, Inc., Class A (a)	17,721	79,390
Williams-Sonoma, Inc.	15,495	477,091
Winmark Corp.	685	31,661
Zale Corp. (a)	4,421	12,600
Zumiez, Inc. (a)	3,711	64,980
dELiA*s, Inc. (a)	9,555	12,613
hhgregg, Inc. (a)(b)	3,853	37,567
		21,062,257
Health Care Equipment & Services — 5.6%
Abiomed, Inc. (a)	5,752	63,445
AMERIGROUP Corp. (a)(b)	8,241	321,481
Abaxis, Inc. (a)	3,908	89,532
Accretive Health, Inc. (a)(b)	6,543	138,908
Accuray, Inc. (a)	10,576	42,516
Addus HomeCare Corp. (a)	1,608	6,577
Air Methods Corp. (a)	1,949	124,093
Alere, Inc. (a)	13,963	274,373
Align Technology, Inc. (a)	9,968	151,215
Alliance Healthcare Services, Inc. (a)	7,423	8,462
Allied Healthcare International, Inc. (a)	8,486	32,586
Almost Family, Inc. (a)	1,569	26,092
Alphatec Holdings, Inc. (a)	10,028	21,159
Amedisys, Inc. (a)	4,827	71,536
American Caresource Holdings, Inc. (a)	8,261	4,874
Amsurg Corp. (a)(b)	5,269	118,552
Analogic Corp.	2,045	92,863
AngioDynamics, Inc. (a)	4,324	56,817
Anika Therapeutics, Inc. (a)	2,548	14,014
Antares Pharma, Inc. (a)	9,866	22,889
ArthroCare Corp. (a)	4,534	130,443
Assisted Living Concepts, Inc.	3,703	46,917
AtriCure, Inc. (a)	842	8,201
Atrion Corp.	317	65,743
BSD Medical Corp. (a)	1,419	3,775
Bio-Rad Laboratories, Inc., Class A (a)	3,245	294,549

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Bio-Reference Labs, Inc. (a)	4,219	$77,672
Biolase Technology, Inc. (a)(b)	6,039	18,116
Bioscript, Inc. (a)	8,887	56,521
Bovie Medical Corp. (a)(b)	4,326	12,632
Brookdale Senior Living, Inc. (a)	16,676	209,117
Bruker BioSciences Corp. (a)(b)	14,707	198,986
CONMED Corp. (a)	4,721	108,630
Cantel Medical Corp.	2,441	51,554
Capital Senior Living Corp. (a)	3,158	19,485
Cardica, Inc. (a)	6,763	13,120
CardioNet, Inc. (a)	5,550	16,650
Cardiovascular Systems, Inc. (a)	1,357	15,456
Catalyst Health Solutions, Inc. (a)(b)	7,197	415,195
Celsion Corp. (a)	1,960	4,900
Centene Corp. (a)(b)	8,391	240,570
Cepheid, Inc. (a)	10,475	406,744
Chindex International, Inc. (a)	3,015	26,562
Community Health Systems, Inc. (a)	15,507	258,036
Conceptus, Inc. (a)	4,587	48,026
Contiucare Corp. (a)	6,483	41,362
The Cooper Cos., Inc.	7,679	607,793
Corvel Corp. (a)	1,503	63,877
Covance, Inc. (a)	9,985	453,818
CryoLife, Inc. (a)	5,756	25,844
Cutera, Inc. (a)	3,222	22,941
Cyberonics, Inc. (a)	4,790	135,557
Cynosure, Inc., Class A (a)	1,948	19,655
Daxor Corp.	1,030	10,372
Delcath Systems Inc. (a)(b)	7,831	26,156
DexCom, Inc. (a)	11,661	139,932
Dynacq Healthcare, Inc. (a)	460	506
Echo Therapeutics, Inc. (a)	1,743	5,072
Emeritus Corp. (a)	5,213	73,503
Endologix, Inc. (a)	9,466	95,039
The Ensign Group, Inc.	2,470	57,082
Escalon Medical Corp. (a)	1,399	1,539
Exactech, Inc. (a)	1,841	25,921
Five Star Quality Care, Inc. (a)	8,219	20,547
Fluidigm Corp. (a)	2,181	30,381
Fonar Corp. (a)	4,465	8,528
GenMark Diagnostics, Inc. (a)	609	3,502
Gentiva Health Services, Inc. (a)	4,972	27,445
Gliatech, Inc. (a)	100	—
HCA Holdings, Inc. (a)	20,862	420,578
HMS Holdings Corp. (a)	13,983	341,045
Haemonetics Corp. (a)	4,200	245,616
Hanger Orthopedic Group, Inc. (a)(b)	5,709	107,843
Hansen Medical, Inc. (a)	10,281	34,133
Health Management Associates, Inc., Class A (a)	41,880	289,810
Health Net, Inc. (a)	15,888	376,704
Healthcare Services Group, Inc.	10,046	162,142
HealthSouth Corp. (a)	15,815	236,118
HealthSpring, Inc. (a)	11,134	405,946
HealthStream, Inc. (a)	1,203	15,434

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	11

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Healthways, Inc. (a)	5,838	$57,388
Henry Schein, Inc. (a)	15,180	941,312
Hill-Rom Holdings, Inc.	10,194	306,024
Hologic, Inc. (a)	42,947	653,224
Hooper Holmes, Inc. (a)	9,589	6,329
ICU Medical, Inc. (a)	2,095	77,096
Idexx Laboratories, Inc. (a)	9,517	656,387
IPC The Hospitalist Co., Inc. (a)	2,936	104,786
IRIS International, Inc. (a)	3,819	34,256
Insulet Corp. (a)	7,064	107,797
Integra LifeSciences Holdings Corp. (a)	3,105	111,066
Invacare Corp.	5,401	124,439
Kensey Nash Corp. (a)	1,656	40,572
Kindred Healthcare, Inc. (a)	8,557	73,761
Kinetic Concepts, Inc. (a)	10,507	692,306
LCA-Vision, Inc. (a)	4,084	8,740
LHC Group, Inc. (a)	2,600	44,356
LifePoint Hospitals, Inc. (a)	8,526	312,393
Lincare Holdings, Inc.	15,425	347,062
MAKO Surgical Corp. (a)(b)	7,037	240,806
MELA Sciences, Inc. (a)(b)	6,630	29,371
Magellan Health Services, Inc. (a)(b)	5,243	253,237
Masimo Corp.	8,949	193,746
MedCath Corp. (a)	3,087	42,848
Medical Action Industries, Inc. (a)	2,980	15,049
Mednax, Inc. (a)(b)	8,012	501,872
Medtox Scientific, Inc.	2,222	29,086
Meridian Bioscience, Inc.	6,953	109,440
Merit Medical Systems, Inc. (a)(b)	7,012	92,138
Metropolitan Health Networks, Inc. (a)	8,142	36,965
Molina Healthcare, Inc. (a)	5,047	77,926
Nanosphere, Inc. (a)	7,401	7,401
National Healthcare Corp.	1,858	60,013
Natus Medical, Inc. (a)	5,116	48,653
Neogen Corp. (a)(b)	3,945	136,970
Neoprobe Corp. (a)(b)	11,138	32,968
Neurometrix, Inc. (a)	655	1,055
NuVasive, Inc. (a)	6,714	114,608
NxStage Medical, Inc. (a)	8,446	176,184
Omnicell, Inc. (a)	5,964	82,184
OraSure Technologies, Inc. (a)	8,322	66,243
Orthofix International NV (a)	3,110	107,326
Owens & Minor, Inc.	10,087	287,278
Parexel International Corp. (a)(b)	9,739	184,359
PHC, Inc. (a)	1,301	3,057
PSS World Medical, Inc. (a)	9,157	180,301
Palomar Medical Technologies, Inc. (a)	3,406	26,839
Pharmaceutical Product Development, Inc.	17,383	446,048
PharMerica Corp. (a)	5,027	71,735
Psychemedics Corp.	1,590	11,337
Quidel Corp. (a)	5,244	85,844
RTI Biologics, Inc. (a)	11,486	37,789
RadNet, Inc. (a)	7,183	17,527

Common Stocks	Shares	Value
Health Care Equipment & Services (concluded)
ResMed, Inc. (a)	25,118	$723,147
Retractable Technologies, Inc. (a)	1,898	2,562
Rochester Medical Corp. (a)	2,877	21,923
Rockwell Medical Technologies, Inc. (a)(b)	3,211	26,202
SRI/Surgical Express, Inc. (a)	2,374	11,277
Steris Corp.	8,644	253,010
Select Medical Holdings Corp. (a)	9,445	62,998
Sirona Dental Systems, Inc. (a)	9,237	391,741
Skilled Healthcare Group, Inc., Class A (a)	4,045	14,602
Solta Medical, Inc. (a)	3,030	3,788
SonoSite, Inc. (a)	2,391	72,543
Spectranetic Corp. (a)	6,480	46,267
Staar Surgical Co. (a)	6,942	54,148
Stereotaxis, Inc. (a)(b)	9,802	10,880
Sun Healthcare Group Inc. (a)	3,968	10,714
Sunrise Senior Living, Inc. (a)	9,333	43,212
SurModics, Inc. (a)	2,872	26,135
Symmetry Medical, Inc. (a)	6,250	48,250
Synergetics USA, Inc. (a)(b)	5,578	30,065
Synovis Life Technologies, Inc. (a)	2,331	38,928
Team Health Holdings, Inc. (a)	5,103	83,791
Teleflex, Inc.	6,593	354,506
Theragenics Corp. (a)	9,089	11,997
ThermoGenesis Corp. (a)	5,823	7,221
Thoratec Corp. (a)	9,578	312,626
Trans1, Inc. (a)	4,020	12,060
Transcend Services, Inc. (a)	1,985	44,742
Triple-S Management Corp. (a)	3,217	53,885
ULURU, Inc. (a)	26	7
US Physical Therapy, Inc.	2,309	42,763
Unilife Corp. (a)(b)	7,438	31,240
Universal American Corp.	5,721	57,553
Universal Health Services, Inc., Class B	15,085	512,890
Urologix, Inc. (a)	6,008	5,948
Uroplasty, Inc. (a)	1,310	6,354
Utah Medical Products, Inc.	1,041	27,430
Vanguard Health Systems, Inc. (a)	3,521	35,773
Vascular Solutions, Inc. (a)	3,259	37,316
Vision-Sciences, Inc. (a)	1,493	2,837
Volcano Corp. (a)(b)	8,846	262,107
WellCare Health Plans, Inc. (a)	7,016	266,468
West Pharmaceutical Services, Inc.	5,331	197,780
Wright Medical Group, Inc. (a)	6,389	114,235
Young Innovations, Inc.	413	11,771
Zoll Medical Corp. (a)	3,633	137,109
eResearch Technology, Inc. (a)	8,886	39,632
		22,031,255
Household Goods & Home Construction — 2.0%
ACCO Brands Corp. (a)	9,680	46,174
AT Cross Co. (a)	522	5,888
American Greetings Corp., Class A	6,119	113,202
Bassett Furniture Industries, Inc.	2,349	16,560
Beazer Homes USA, Inc. (a)	13,685	20,664

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	12

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Goods & Home Construction (continued)
Blount International, Inc. (a)	8,194	$109,472
Blyth, Inc.	951	52,733
Briggs & Stratton Corp.	7,698	104,000
Brookfield Residential Properties, Inc. (a)	7,183	47,767
Cavco Industries, Inc. (a)	1,227	42,258
Central Garden & Pet Co., Class A (a)	9,441	66,842
Church & Dwight Co., Inc.	23,400	1,034,280
Compx International, Inc.	1,600	20,320
Comstock Homebuilding Cos., Inc., Class A (a)	6,777	6,370
Dixie Group, Inc. (a)	2,471	7,858
Energizer Holdings, Inc. (a)	11,442	760,206
Ethan Allen Interiors, Inc.	4,542	61,817
Flexsteel Industries, Inc.	913	13,677
Forward Industries, Inc. (a)	4,038	9,086
Furniture Brands International, Inc. (a)	6,084	12,533
HNI Corp.	5,869	112,274
Herman Miller, Inc.	9,453	168,831
Hooker Furniture Corp.	1,700	15,385
Hovnanian Enterprises, Inc., Class A (a)(b)	12,699	15,493
Interface, Inc., Class A	9,146	108,472
Jarden Corp.	14,955	422,628
KB Home	11,188	65,562
Kid Brands, Inc. (a)	3,550	9,372
Knoll, Inc.	7,819	107,120
L.S. Starrett Co., Class A	700	7,560
La-Z-Boy, Inc. (a)	8,656	64,141
Libbey, Inc. (a)	3,598	37,923
Lifetime Brands, Inc.	1,766	17,024
M/I Homes, Inc. (a)	3,574	21,480
MDC Holdings, Inc.	6,060	102,656
Meritage Homes Corp. (a)	4,613	69,841
Middleby Corp. (a)	3,075	216,664
Mohawk Industries, Inc. (a)	8,986	385,589
NVR, Inc. (a)	980	591,900
National Presto Industries, Inc.	807	70,136
Oil-Dri Corp. of America	1,324	24,600
Ryland Group, Inc.	7,468	79,534
The Scotts Miracle-Gro Co.	7,334	327,096
Sealy Corp. (a)(b)	8,012	11,858
Select Comfort Corp. (a)	9,297	129,879
Skyline Corp.	1,682	16,063
Spectrum Brands Holdings, Inc. (a)	3,552	83,898
Standard-Pacific Corp. (a)(b)	18,731	46,266
Stanley Furniture Co., Inc. (a)	3,642	10,744
Steelcase, Inc., Class A	13,602	85,829
Summer Infant, Inc. (a)	780	5,148
Tempur-Pedic International, Inc. (a)	11,362	597,755
Toll Brothers, Inc. (a)(b)	24,374	351,717
Tupperware Corp.	10,316	554,382
Virco Manufacturing Corp.	2,505	3,883
WD-40 Co.	2,943	117,249

Common Stocks	Shares	Value
Household Goods & Home Construction (concluded)
iRobot Corp. (a)	4,296	$108,087
		7,715,746
Industrial Engineering — 3.0%
AGCO Corp. (a)	15,926	550,562
Accuride Corp. (a)	5,685	29,107
Alamo Group, Inc.	1,524	31,684
Albany International Corp., Class A	4,405	80,391
Altra Holdings, Inc. (a)	4,561	52,771
American Railcar Industries, Inc. (a)	1,609	24,746
Astec Industries, Inc. (a)	3,130	91,646
Babcock & Wilcox Co. (a)	19,269	376,709
Broadwind Energy, Inc. (a)	10,745	3,439
CIRCOR International, Inc.	2,882	84,644
Clarcor, Inc.	8,200	339,316
Cascade Corp.	1,470	49,083
Ceco Environmental Corp.	2,271	13,013
Chicago Rivet & Machine Co.	352	5,548
Colfax Corp. (a)	4,335	87,827
Columbus McKinnon Corp. (a)	3,422	37,505
Commercial Vehicle Group, Inc. (a)	4,866	31,970
Crane Co.	8,292	295,942
Donaldson Co., Inc.	11,661	639,023
Douglas Dynamics, Inc.	2,791	35,669
Dynamic Materials Corp.	2,514	39,596
The Eastern Co.	1,078	19,674
Energy Recovery, Inc. (a)(b)	8,880	26,729
EnPro Industries, Inc. (a)	3,433	101,891
Federal Signal Corp. (a)	10,754	47,533
Flow International Corp. (a)	9,390	20,752
Franklin Electric Co., Inc.	3,286	119,216
Freightcar America, Inc. (a)	2,082	30,002
GATX Corp.	7,612	235,896
Gardner Denver, Inc.	8,595	546,212
The Gorman-Rupp Co.	3,044	75,156
Graco, Inc.	9,857	336,518
Graham Corp. (a)	1,901	31,633
Greenbrier Cos., Inc. (a)	4,019	46,821
H&E Equipment Services, Inc. (a)	4,894	40,376
Hardinge, Inc.	2,195	18,087
Hurco Cos., Inc. (a)	1,308	26,552
IDEX Corp.	13,539	421,875
John Bean Technologies Corp.	4,871	69,460
Kadant, Inc. (a)	2,173	38,592
Kaydon Corp.	5,144	147,530
Kennametal, Inc.	13,350	437,079
Key Technology Inc. (a)	1,297	15,058
Kimball International, Inc., Class B	3,076	14,949
Lincoln Electric Holdings, Inc.	13,719	397,988
Lindsay Manufacturing Co.	2,150	115,670
Lydall, Inc. (a)	3,361	29,913
Manitex International, Inc. (a)	732	2,650
Manitowoc Co.	21,768	146,063
Materion Corp. (a)	3,628	82,283
Meritor Inc. (a)	16,000	112,960
Met-Pro Corp.	3,553	30,485

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	13

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrial Engineering (concluded)
MFRI, Inc. (a)	1,400	$10,080
Miller Industries, Inc.	1,115	19,345
Mine Safety Appliances Co.	5,269	142,052
Mueller Industries, Inc.	6,328	244,198
NACCO Industries, Inc., Class A	839	53,193
NN, Inc. (a)	3,108	15,695
Navistar International Corp. (a)	11,965	384,316
Nordson Corp.	10,175	404,355
Oshkosh Corp. (a)	14,967	235,581
PMFG, Inc. (a)(b)	3,049	48,083
Pentair, Inc.	16,116	515,873
Robbins & Myers, Inc.	6,351	220,443
SPX Corp.	8,338	377,795
Sauer-Danfoss, Inc. (a)	1,873	54,130
Spartan Motors, Inc.	6,638	27,415
Standex International Corp.	1,974	61,451
Sun Hydraulics, Inc.	3,472	70,759
Sypris Solutions, Inc. (a)	2,382	7,241
Tecumseh Products Co., Class A (a)	2,664	19,421
Tennant Co.	2,864	101,300
Terex Corp. (a)	18,071	185,408
Timken Co.	12,851	421,770
Toro Co.	4,990	245,857
Trinity Industries, Inc.	12,945	277,152
Twin Disc, Inc.	1,674	44,646
Wabash National Corp. (a)	12,141	57,913
Westinghouse Air Brake Technologies Corp.	7,916	418,519
Williams Controls, Inc.	1,284	14,085
Woodward Governor Co.	9,491	260,053
		11,623,923
Industrial Metals & Mining — 0.6%
Ampco-Pittsburgh Corp.	1,637	33,477
Carpenter Technology Corp.	7,349	329,897
Century Aluminum Co. (a)	9,744	87,111
Cold Metal Products, Inc. (a)	1,400	—
Commercial Metals Co.	18,669	177,542
Friedman Industries, Inc.	2,234	19,525
Globe Specialty Metals, Inc.	7,784	113,024
Handy & Harman Ltd. (a)	2,093	21,118
Haynes International, Inc.	2,169	94,243
Horsehead Holding Corp. (a)	7,805	57,913
Kaiser Aluminum Corp.	2,484	109,992
Metals USA Holdings Corp. (a)	918	8,216
Noranda Aluminum Holding Corp. (a)	2,551	21,301
Olympic Steel, Inc.	1,777	30,102
RTI International Metals, Inc. (a)	5,205	121,381
Reliance Steel & Aluminum Co.	12,216	415,466
Steel Dynamics, Inc.	36,034	357,457
Synalloy Corp.	1,552	17,072
TMS International Corp. (a)	430	3,130
USEC, Inc. (a)	20,052	32,284
Universal Stainless & Alloy Products, Inc. (a)	1,483	37,698
Uranium Energy Corp. (a)(b)	13,429	36,795
Uranium Resources, Inc. (a)(b)	20,307	13,839

Common Stocks	Shares	Value
Industrial Metals & Mining (concluded)
Worthington Industries, Inc.	10,046	$140,343
		2,278,926
Industrial Transportation — 1.6%
Air Lease Corp. (a)	5,062	97,190
Air Transport Services Group, Inc. (a)	9,768	42,295
Aircastle Ltd.	8,029	76,436
Alexander & Baldwin, Inc.	6,775	247,491
Arkansas Best Corp.	4,182	67,539
Atlas Air Worldwide Holdings, Inc. (a)	4,342	144,545
Baltic Trading Ltd.	1,431	6,654
CAI International, Inc. (a)	1,626	19,057
Celadon Group, Inc. (a)	4,093	36,346
Con-way, Inc.	9,001	199,192
Covenant Transport Group, Class A (a)	1,992	7,271
DHT Holdings, Inc.	12,001	24,482
Eagle Bulk Shipping, Inc. (a)(b)	10,861	17,052
Echo Global Logistics, Inc. (a)	1,449	19,272
Forward Air Corp.	4,975	126,614
Frozen Food Express Industries, Inc. (a)	3,928	7,817
Genco Shipping & Trading Ltd. (a)	5,201	40,620
General Maritime Corp. (b)	18,014	4,684
Genesee & Wyoming, Inc., Class A (a)(b)	6,418	298,565
HUB Group, Inc., Class A (a)	6,374	180,193
Heartland Express, Inc.	9,196	124,698
Horizon Lines, Inc., Class A (a)(b)	8,186	3,504
International Shipholding Corp.	1,180	21,818
J.B. Hunt Transport Services, Inc.	16,579	598,833
Kansas City Southern (a)	18,141	906,324
Kirby Corp. (a)(b)	9,040	475,866
Knight Transportation, Inc.	9,656	128,521
Landstar System, Inc.	7,985	315,887
Marten Transport Ltd.	2,821	48,634
Old Dominion Freight Line, Inc. (a)(b)	8,678	251,402
Overseas Shipholding Group, Inc.	4,231	58,134
P.A.M. Transportation Services, Inc. (a)	1,102	10,976
PHH Corp. (a)	9,249	148,724
Pacer International, Inc. (a)	5,850	21,937
Patriot Transportation Holding, Inc. (a)	1,566	31,649
Quality Distribution, Inc. (a)	3,354	30,085
Railamerica, Inc. (a)	3,619	47,156
Rand Logistics, Inc. (a)	554	3,440
Roadrunner Transportation Systems, Inc. (a)	971	13,322
SMF Energy Corp.	7,277	17,756
Saia, Inc. (a)	2,809	29,551
Ship Finance International Ltd. (b)	6,929	90,077
Swift Transportation Co. (a)	12,304	79,238
TAL International Group, Inc.	3,895	97,141
Teekay Corp.	6,878	155,512

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	14

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrial Transportation (concluded)
Textainer Group Holdings Ltd.	3,091	$62,685
USA Truck, Inc. (a)	1,752	13,595
UTI Worldwide, Inc.	16,769	218,668
Universal Truckload Services, Inc. (a)	1,309	17,017
Werner Enterprises, Inc.	8,354	174,014
Wesco Aircraft Holdings, Inc. (a)	2,596	28,374
Willis Lease Finance Corp. (a)	1,386	15,731
World Fuel Services Corp.	11,647	380,274
XPO Logistics, Inc. (a)	689	5,285
YRC Worldwide Inc. (a)	8,940	438
		6,289,581
Leisure Goods — 0.8%
Activision Blizzard, Inc.	69,480	826,812
Arctic Cat, Inc. (a)	2,153	31,197
Black Diamond, Inc. (a)	1,140	7,433
Brunswick Corp.	14,663	205,868
Callaway Golf Co.	9,798	50,656
DTS, Inc. (a)	2,914	72,355
Drew Industries, Inc.	3,437	68,671
Eastman Kodak Co. (a)(b)	45,291	35,331
Emerson Radio Corp. (a)	4,864	7,345
Escalade, Inc.	1,740	8,735
Glu Mobile, Inc. (a)	7,922	16,715
H3 Enterprises, Inc. (a)	2,600	—
Jakks Pacific, Inc.	4,558	86,374
Koss Corp.	1,133	6,662
Leapfrog Enterprises, Inc. (a)	6,867	23,142
Majesco Entertainment Co. (a)(b)	6,409	12,818
Marine Products Corp. (a)(b)	3,440	11,765
Meade Instruments Corp. (a)	433	1,464
Nautilus, Inc. (a)	5,484	8,226
Polaris Industries, Inc.	10,520	525,684
Pool Corp.	7,938	207,817
RealD Inc. (a)	6,028	56,362
Skullcandy, Inc. (a)	692	9,778
Steinway Musical Instruments, Inc. (a)	1,417	30,550
THQ, Inc. (a)	12,179	21,070
Take-Two Interactive Software, Inc. (a)	14,284	181,692
Thor Industries, Inc.	7,295	161,584
TiVo, Inc. (a)	19,932	186,165
Universal Electronics, Inc. (a)	2,453	40,205
Winnebago Industries, Inc. (a)	5,405	37,403
		2,939,879
Life Insurance — 0.4%
Amerisafe, Inc. (a)	3,618	66,607
American Equity Investment Life Holding Co.	10,037	87,824
American Independence Corp. (a)	313	1,527
Atlantic American Corp.	1,107	2,103
CNO Financial Group, Inc. (a)	37,059	200,489
Citizens, Inc. (a)	8,709	55,825
Delphi Financial Group, Inc., Class A	7,725	166,242
Employers Holdings, Inc.	5,500	70,180

Common Stocks	Shares	Value
Life Insurance (concluded)
FBL Financial Group, Inc., Class A	2,365	$62,956
Independence Holding Co.	2,282	16,545
Kansas City Life Insurance Co.	810	25,005
National Western Life Insurance Co., Class A	360	48,780
The Phoenix Cos., Inc. (a)	18,818	22,958
Presidential Life Corp.	3,772	31,006
Primerica, Inc.	6,459	139,256
Protective Life Corp.	13,836	216,257
Stancorp Financial Group, Inc.	7,305	201,399
Symetra Financial Corp.	12,583	102,551
eHealth, Inc. (a)	4,611	62,986
		1,580,496
Media — 3.2%
AH Belo Corp.	3,929	16,502
AMC Networks, Inc. (a)	9,706	310,107
Acxiom Corp. (a)	13,293	141,438
Arbitron, Inc.	4,585	151,672
Ascent Media Corp., Class A (a)	2,461	96,767
Avid Technology, Inc. (a)	5,047	39,064
Bankrate, Inc. (a)	975	14,830
Beasley Broadcasting Group, Inc., Class A (a)(b)	1,665	6,360
Belo Corp., Class A	15,167	74,167
CSS Industries, Inc.	1,288	21,484
CTN Media Group, Inc. (a)	50	—
Charter Communications, Inc. (a)	6,263	293,359
Clear Channel Outdoor Holdings, Inc., Class A (a)	6,462	60,484
Constant Contact, Inc. (a)	5,209	90,064
Courier Corp.	1,957	12,799
Crown Media Holdings, Inc., Class A (a)(b)	6,880	9,838
Cumulus Media, Inc., Class A (a)	4,586	13,024
DG FastChannel, Inc. (a)	4,213	71,410
DISH Network Corp., Class A (a)	34,226	857,704
Demand Media, Inc. (a)	1,936	15,488
Dex One Corp. (a)	7,374	4,129
Dolby Laboratories, Inc., Class A (a)	8,502	233,295
DreamWorks Animation SKG, Inc., Class A (a)(b)	10,611	192,908
EW Scripps Co. (a)	5,331	37,317
Emmis Communications Corp., Class A (a)	9,367	6,276
Entercom Communications Corp. (a)	4,015	21,079
Entravision Communications Corp., Class A (a)	9,194	9,378
ePocrates, Inc. (a)	1,551	13,974
Factset Research Systems, Inc.	7,072	629,196
Fisher Communications, Inc. (a)	1,058	23,636
Gray Television, Inc. (a)(b)	8,898	13,881
Harte-Hanks, Inc.	6,206	52,627
Hollywood Media Corp. (a)	10,217	15,121
IHS, Inc., Class A (a)	7,835	586,136
iBEAM Broadcasting Corp.	80	—
John Wiley & Sons, Inc., Class A	8,725	387,564

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	15

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media (continued)
Journal Communications, Inc., Class A (a)	6,294	$18,693
Knology, Inc. (a)	5,986	77,698
Lin TV Corp., Class A (a)	5,811	12,668
Lamar Advertising Co., Class A (a)(b)	9,712	165,395
Lee Enterprises, Inc. (a)(b)	7,464	5,822
Liberty Global, Inc. (a)	41,814	1,512,831
Liberty Global, Inc., Series C (a)	3,122	108,052
Liberty Media Corp. – Liberty Capital (a)	12,178	805,209
Liberty Media Corp. – Liberty Starz (a)	8,496	540,006
Liberty Media Holding Corp. – Interactive (a)	99,029	1,462,658
Local.com Corp. (a)(b)	4,961	12,006
LodgeNet Interactive Corp. (a)(b)	5,181	8,756
Marchex, Inc., Class B	4,311	36,643
Martha Stewart Living Omnimedia, Inc., Class A (b)	4,976	15,525
McClatchy Co., Class A (a)	9,167	12,284
Media General, Inc., Class A (a)(b)	2,100	4,011
Meredith Corp.	5,701	129,071
Morningstar, Inc.	4,433	250,199
National CineMedia, Inc.	9,733	141,226
New Frontier Media, Inc. (a)	7,727	8,268
The New York Times Co., Class A (a)	21,245	123,433
Nexstar Broadcasting Group, Inc., Class A (a)	2,263	14,958
Nielsen Holdings NV (a)	11,822	308,318
Outdoor Channel Holdings, Inc. (a)	3,161	18,081
PDI, Inc. (a)	2,407	16,127
Pandora Media, Inc. (a)	1,099	16,100
QuinStreet, Inc. (a)	1,979	20,483
Radio One, Inc., Class D (a)	7,441	9,152
SPAR Group, Inc. (a)	1,400	1,680
Saga Communications, Inc. (a)	740	21,837
Salem Communications Corp., Class A	3,051	6,987
Schawk, Inc.	2,275	22,454
Scholastic Corp.	3,351	93,929
Sinclair Broadcast Group, Inc., Class A	8,185	58,686
Sirius XM Radio, Inc. (a)	645,042	974,013
Spanish Broadcasting System, Inc. (a)	654	1,086
SuperMedia, Inc. (a)	3,079	4,772
TechTarget, Inc. (a)	4,647	26,534
TheStreet.com, Inc.	8,873	17,569
Valassis Communications, Inc. (a)	8,299	155,523
Value Line, Inc.	1,212	13,926
ValueClick, Inc. (a)	14,109	219,536
Vertro, Inc. (a)	3,817	6,718
WebMD Health Corp., Class A (a)	10,072	303,671
WebMediaBrands, Inc. (a)	10,094	6,460
XO Group, Inc. (a)	6,104	49,870
ComScore, Inc. (a)	4,939	83,321

Common Stocks	Shares	Value
Media (concluded)
interCLICK, Inc. (a)	5,354	$29,715
		12,475,038
Metals & Mining — 0.2%
Southern Copper Corp.	28,206	704,868
Mining — 0.9%
AMCOL International Corp.	4,704	112,849
Allied Nevada Gold Corp. (a)	13,720	491,313
Cloud Peak Energy, Inc. (a)	9,913	168,025
Coeur d’Alene Mines Corp. (a)	14,590	312,810
Compass Minerals International, Inc.	5,431	362,682
Evergreen Energy, Inc. (a)	5,797	5,159
General Moly, Inc. (a)	13,370	38,773
Golden Minerals Co. (a)(b)	3,978	29,596
Hecla Mining Co. (a)	46,679	250,200
James River Coal Co. (a)	6,286	40,042
Molycorp, Inc. (a)	9,998	328,634
Royal Gold, Inc.	9,066	580,768
Solitario Exploration & Royalty Corp. (a)	7,850	13,502
Stillwater Mining Co. (a)	17,357	147,535
SunCoke Energy, Inc. (a)	988	10,868
Timberline Resources Corp. (a)(b)	15,011	8,706
US Gold Corp. (a)	18,762	75,236
Vista Gold Corp. (a)	14,377	48,019
Walter Industries, Inc.	10,779	646,848
Westmoreland Coal Co. (a)	2,468	19,152
		3,690,717
Mobile Telecommunications — 1.0%
Atlantic Tele-Network, Inc.	1,783	58,625
Crown Castle International Corp. (a)	40,736	1,656,733
Globalstar, Inc. (a)	15,196	6,215
Iridium Communications, Inc. (a)(b)	4,149	25,724
Leap Wireless International, Inc. (a)	10,672	73,637
NII Holdings, Inc. (a)	27,850	750,557
NTELOS Holdings Corp.	5,073	89,944
ORBCOMM, Inc. (a)	7,350	18,743
SBA Communications Corp., Class A (a)	19,368	667,809
Shenandoah Telecom Co.	4,003	44,593
Telephone & Data Systems, Inc.	11,831	251,409
Telephone & Data Systems, Inc., Special Shares	2,787	55,099
USA Mobility, Inc.	3,680	48,576
U.S. Cellular Corp. (a)	2,370	93,970
		3,841,634
Nonlife Insurance — 3.6%
21st Century Holding Co. (a)	3,597	8,381
Affirmative Insurance Holdings, Inc. (a)	3,097	4,986
Alleghany Corp. (a)	1,406	405,631

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	16

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Nonlife Insurance (continued)
Allied World Assurance Co. Holdings, Ltd.	6,237	$334,989
American Financial Group, Inc.	14,666	455,673
American National Insurance Co.	2,131	147,572
American Safety Insurance Holdings Ltd. (a)	2,044	37,610
AmTrust Financial Services, Inc.	4,367	97,209
Arch Capital Group Ltd. (a)	21,647	707,316
Argo Group International Holdings Ltd.	4,844	137,424
Arthur J. Gallagher & Co.	18,447	485,156
Aspen Insurance Holdings Ltd.	11,150	256,896
Assured Guaranty Ltd.	27,634	303,698
Axis Capital Holdings Ltd.	21,120	547,853
Baldwin & Lyons, Inc., Class B	2,011	42,975
Brown & Brown, Inc.	19,275	343,095
© Financial Corp.	4,437	99,699
Donegal Group, Inc., Class A	2,529	30,449
EMC Insurance Group, Inc.	901	16,578
Eastern Insurance Holdings, Inc.	2,363	31,073
Endurance Specialty Holdings Ltd.	6,423	219,346
Enstar Group Ltd. (a)	1,648	156,939
Erie Indemnity Co., Class A	4,522	321,876
Everest Re Group Ltd.	8,208	651,551
FPIC Insurance Group, Inc. (a)	1,738	72,718
First Acceptance Corp. (a)	1,327	1,632
First American Financial Corp.	16,180	207,104
Flagstone Reinsurance Holdings SA	8,867	68,719
Global Indemnity Plc (a)	2,438	41,641
Greenlight Capital Re Ltd. (a)	5,417	112,349
HCC Insurance Holdings, Inc.	18,867	510,352
The Hanover Insurance Group, Inc.	7,109	252,370
Harleysville Group, Inc.	1,954	115,012
Hilltop Holdings, Inc. (a)	7,901	56,966
Horace Mann Educators Corp.	6,388	72,887
Infinity Property & Casualty Corp.	2,071	108,686
InsWeb Corp. (a)	1,873	11,425
Kemper Corp.	7,029	168,415
Life Partners Holdings, Inc. (b)	2,288	13,842
MBIA, Inc. (a)(b)	26,011	189,100
Maiden Holdings Ltd.	11,024	81,467
Markel Corp. (a)	1,629	581,765
Meadowbrook Insurance Group, Inc.	8,571	76,368
Mercury General Corp.	4,307	165,173
Montpelier Re Holdings Ltd.	10,161	179,647
National Interstate Corp.	1,532	33,673
National Security Group, Inc.	120	1,301
Navigators Group, Inc. (a)(b)	2,514	108,605
Old Republic International Corp.	39,610	353,321
OneBeacon Insurance Group Ltd.	3,195	43,580
PartnerRe Ltd.	10,987	574,291
Platinum Underwriters Holdings Ltd.	5,930	182,348
ProAssurance Corp.	4,870	350,737
RLI Corp.	2,997	190,549

Common Stocks	Shares	Value
Nonlife Insurance (concluded)
Reinsurance Group of America, Inc.	12,316	$565,920
RenaissanceRe Holdings Ltd.	8,439	538,408
Safety Insurance Group, Inc.	2,620	99,115
SeaBright Holdings, Inc.	4,226	30,427
Selective Insurance Group, Inc.	8,311	108,459
State Auto Financial Corp.	2,307	30,337
Tower Group, Inc.	6,275	143,447
Transatlantic Holdings, Inc.	10,199	494,856
Unico American Corp.	1,121	11,737
United Fire & Casualty Co.	3,667	64,869
Universal Insurance Holdings, Inc.	5,431	20,909
Validus Holdings Ltd.	11,634	289,919
W.R. Berkley Corp.	20,108	597,007
White Mountains Insurance Group, Inc.	1,063	431,312
		14,196,740
Oil & Gas Equipment & Services — 0.0%
Exterran Holdings, Inc. (a)	10,608	103,110
Oil & Gas Exploration & Production — 0.4%
Brigham Exploration Co. (a)	19,382	489,589
Carrizo Oil & Gas, Inc. (a)	5,862	126,326
Cimarex Energy Co.	14,144	787,821
Forest Oil Corp. (a)	18,773	270,331
		1,674,067
Oil & Gas Producers — 2.9%
ATP Oil & Gas Corp. (a)(b)	7,658	59,043
Abraxas Petroleum Corp. (a)(b)	16,717	44,133
Adams Resources & Energy, Inc.	524	10,611
Alon USA Energy, Inc.	2,109	12,928
Apco Oil and Gas International, Inc. (a)	1,614	120,114
Approach Resources, Inc. (a)	3,687	62,642
Atlas Energy,Inc.	12,340	1,234
BPZ Resources, Inc. (a)(b)	19,145	53,032
Barnwell Industries, Inc. (a)	1,930	6,794
Bill Barrett Corp. (a)	6,952	251,940
Brenham Oil+Gas Corp. (a)	5,673	1,418
CREDO Petroleum Corp. (a)	2,342	19,509
CVR Energy, Inc. (a)	14,700	310,758
Callon Petroleum Co. (a)	7,165	27,729
Cheniere Energy, Inc. (a)(b)	12,679	65,297
Clayton Williams Energy, Inc. (a)	1,534	65,671
Cobalt International Energy, Inc. (a)	25,164	194,014
Comstock Resources, Inc. (a)	7,614	117,712
Concho Resources, Inc. (a)	17,128	1,218,486
Contango Oil & Gas Co. (a)	2,302	125,942
Continental Resources, Inc. (a)	9,587	463,723
Delek US Holdings, Inc.	2,745	30,936
Delta Petroleum Corp. (a)	2,443	5,204
Double Eagle Pete & Mining Co. (a)	2,369	15,091
Endeavour International Corp. (a)	6,592	52,604
Energen Corp.	11,888	486,100
Energy Partners Ltd. (a)	3,977	44,025
Evolution Petroleum Corp. (a)	1,499	10,583

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	17

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil & Gas Producers (concluded)
FX Energy, Inc. (a)	9,319	$38,487
GMX Resources Inc. (a)(b)	10,044	22,800
Gasco Energy, Inc. (a)	5,700	1,084
Gastar Exploration Ltd. (a)	7,331	21,993
GeoMet, Inc. (a)	7,532	5,830
GeoPetro Resources Co. (a)	9,626	2,984
GeoResources, Inc. (a)	3,836	68,242
Goodrich Petroleum Corp. (a)	4,879	57,670
Gulfport Energy Corp. (a)(b)	6,581	159,129
Harvest Natural Resources, Inc. (a)	6,012	51,523
HollyFrontier Corp.	34,424	902,597
Houston American Energy Corp. (a)(b)	3,393	46,688
Hyperdynamics Corp. (a)(b)	20,582	76,153
Isramco, Inc. (a)	47	2,716
Kodiak Oil & Gas Corp. (a)	33,503	174,551
Magellan Petroleum Corp. (a)	1,934	2,321
Magnum Hunter Resources Corp. (a)	19,316	63,936
McMoRan Exploration Co. (a)	18,040	179,137
Miller Energy Resources, Inc. (a)(b)	3,536	9,335
Northern Oil And Gas, Inc. (a)(b)	10,720	207,861
Oasis Petroleum, Inc. (a)	11,187	249,806
Panhandle Oil & Gas, Inc.	1,477	41,902
Penn Virginia Corp.	7,246	40,360
Petroleum Development Corp. (a)	3,827	74,206
Petroquest Energy, Inc. (a)	10,269	56,480
Plains Exploration & Production Co. (a)	23,316	529,506
PostRock Energy Corp. (a)	1,910	5,997
Quicksilver Resources, Inc. (a)	20,230	153,343
Ram Energy Resources, Inc. (a)	13,020	10,286
Resolute Energy Corp. (a)	8,002	90,903
Rex Energy Corp. (a)	6,138	77,646
Rosetta Resources, Inc. (a)	8,723	298,501
SM Energy Co.	10,503	637,007
SandRidge Energy, Inc. (a)(b)	63,474	352,915
Southern Union Co.	19,154	777,078
Stone Energy Corp. (a)(b)	8,223	133,295
Swift Energy Co. (a)	6,908	168,141
Syntroleum Corp. (a)	17,342	14,916
Targa Resources Inc.	5,403	160,739
Toreador Resources Corp. (a)	4,474	13,735
Tri-Valley Corp. (a)(b)	9,954	1,792
US Energy Corp. Wyoming (a)	6,450	14,900
Ultra Petroleum Corp. (a)	25,080	695,218
Vaalco Energy, Inc. (a)	10,091	49,042
Venoco, Inc. (a)	5,024	44,261
Voyager Oil & Gas, Inc. (a)	5,557	11,670
W&T Offshore, Inc.	6,020	82,835
Warren Resources, Inc. (a)	12,545	30,108
Western Refining, Inc. (a)	9,390	116,999
Whiting Petroleum Corp. (a)	19,354	678,938
Zion Oil & Gas, Inc. (a)(b)	6,898	13,520
		11,598,355

Common Stocks	Shares	Value
Oil Equipment, Services & Distribution — 2.1%
Atwood Oceanics, Inc. (a)(b)	9,483	$325,836
Basic Energy Services, Inc. (a)	4,405	62,375
Bolt Technology Corp. (a)	2,562	25,722
Bristow Group, Inc.	5,726	242,954
C & J Energy Services, Inc. (a)(b)	1,342	22,062
CARBO Ceramics, Inc.	3,408	349,422
Cal Dive International, Inc. (a)	17,110	32,680
Chart Industries, Inc. (a)(b)	4,902	206,717
Complete Production Services, Inc. (a)	12,777	240,846
Crosstex Energy, Inc.	8,111	109,336
Dawson Geophysical Co. (a)	1,638	38,624
Flotek Industries, Inc. (a)	8,362	39,051
Forbes Energy Services, Ltd. (a)	538	2,690
Geokinetics, Inc. (a)	3,468	8,393
Global Geophysical Services, Inc. (a)	2,282	18,188
Global Industries Ltd. (a)	18,195	144,104
Gulf Island Fabrication, Inc.	2,385	49,322
Gulfmark Offshore, Inc., Class A (a)(b)	4,557	165,601
Helix Energy Solutions Group, Inc. (a)	17,477	228,949
Hercules Offshore, Inc. (a)	23,841	69,616
Hornbeck Offshore Services, Inc. (a)	4,333	107,935
ION Geophysical Corp. (a)	19,607	92,741
Key Energy Services, Inc. (a)	23,810	225,957
Kinder Morgan, Inc. (b)	16,515	427,573
Lufkin Industries, Inc.	5,099	271,318
Matrix Service Co. (a)	5,154	43,861
McDermott International, Inc. (a)	38,314	412,259
Mitcham Industries, Inc. (a)	2,329	26,085
Natural Gas Services Group (a)	2,824	36,232
Newpark Resources, Inc. (a)(b)	15,795	96,192
OGE Energy Corp.	15,936	761,581
OYO Geospace Corp. (a)	887	49,929
Oceaneering International, Inc.	18,075	638,771
Oil States International, Inc. (a)(b)	8,587	437,250
PHI, Inc. (a)	2,674	51,180
Parker Drilling Co. (a)(b)	19,944	87,554
Patterson-UTI Energy, Inc.	25,613	444,129
Pioneer Drilling Co. (a)	9,117	65,460
RPC, Inc.	8,496	138,655
SEACOR Holdings, Inc.	3,511	281,617
SemGroup Corp. (a)	6,603	131,796
Superior Energy Services, Inc. (a)	13,215	346,762
TGC Industries, Inc. (a)	969	4,264
Tetra Technologies, Inc. (a)	13,114	101,240
Tidewater, Inc.	8,577	360,663
Union Drilling, Inc. (a)	3,250	15,275
Unit Corp. (a)	7,947	293,403
Willbros Group, Inc. (a)	5,893	24,574
		8,356,744

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	18

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 0.3%
Arch Coal, Inc.	35,011	$510,461
Berry Petroleum Co., Class A	8,690	307,452
EXCO Resources, Inc.	28,021	300,385
Patriot Coal Corp. (a)	15,341	129,785
		1,248,083
Personal Goods — 1.6%
American Apparel, Inc. (a)(b)	4,944	3,906
Carter’s, Inc. (a)(b)	9,552	291,718
Charles & Colvard Ltd. (a)(b)	4,480	10,080
Cherokee, Inc.	1,946	25,006
Columbia Sportswear Co.	2,373	110,107
Crocs, Inc. (a)	14,541	344,186
Culp, Inc. (a)	2,100	17,745
Deckers Outdoor Corp. (a)	6,437	600,315
Delta Apparel, Inc. (a)	599	9,434
Elizabeth Arden, Inc. (a)(b)	4,720	134,237
Female Health Co.	748	3,052
Fossil, Inc. (a)(b)	8,787	712,274
G-III Apparel Group, Ltd. (a)	2,858	65,334
Hanesbrands, Inc. (a)	15,901	397,684
Heelys, Inc. (a)	5,895	11,908
Helen of Troy Ltd. (a)	4,804	120,677
Iconix Brand Group, Inc. (a)	12,098	191,148
Inter Parfums, Inc.	2,575	39,784
Joe’s Jeans, Inc. (a)	11,900	7,488
The Jones Group, Inc.	13,932	128,314
K-Swiss, Inc., Class A (a)	4,901	20,829
Kenneth Cole Productions, Inc., Class A (a)	1,648	17,683
Lacrosse Footwear, Inc.	1,243	16,122
Lakeland Industries, Inc. (a)	1,210	9,438
Liz Claiborne, Inc. (a)	16,435	82,175
Maidenform Brands, Inc. (a)	4,030	94,342
Movado Group, Inc.	3,172	38,635
Nu Skin Enterprises, Inc., Class A	9,417	381,577
Orchids Paper Products Co.	1,900	23,731
Oxford Industries, Inc.	2,448	83,966
PVH Corp. (FKA Phillips-Van Heusen Corp.)	10,189	593,407
Parlux Fragrances, Inc. (a)	4,867	15,623
Perry Ellis International, Inc. (a)	2,219	41,717
Physicians Formula Holdings, Inc. (a)	3,138	8,630
Quiksilver, Inc. (a)	22,284	67,966
R.G. Barry Corp.	345	3,657
Revlon, Inc., Class A (a)	2,276	28,040
Rocky Brands, Inc. (a)	1,562	15,511
Skechers U.S.A., Inc., Class A (a)(b)	6,257	87,786
Steven Madden Ltd. (a)	6,559	197,426
Superior Uniform Group, Inc.	1,500	16,860
Tandy Brands Accessories, Inc. (a)	1,401	1,625
True Religion Apparel, Inc. (a)	4,529	122,102
Under Armour, Inc., Class A (a)	6,381	423,762
Unifi, Inc. (a)	3,684	30,098
Vera Bradley, Inc. (a)(b)	3,529	127,220
The Warnaco Group, Inc. (a)	7,356	339,038

Common Stocks	Shares	Value
Personal Goods (concluded)
Weyco Group, Inc.	1,541	$34,364
Wolverine World Wide, Inc.	8,052	267,729
		6,415,456
Pharmaceuticals & Biotechnology — 5.3%
AMAG Pharmaceuticals, Inc. (a)	3,744	55,261
ARCA Biopharma, Inc. (a)(b)	4,416	4,946
Avanir Pharmaceuticals, Inc. (a)	18,326	52,412
AVEO Pharmaceuticals Inc. (a)	6,112	94,064
AVI BioPharma, Inc. (a)	25,525	28,588
Aastrom Biosciences, Inc. (a)(b)	10,467	23,551
Acadia Pharmaceuticals, Inc. (a)	10,082	10,889
Achillion Pharmaceuticals, Inc. (a)	8,519	40,210
Acorda Therapeutics, Inc. (a)	6,699	133,712
Acura Pharmaceuticals, Inc. (a)	3,065	10,421
Adolor Corp. (a)	12,946	22,267
Aegerion Pharmaceuticals, Inc. (a)	984	12,467
Affymax, Inc. (a)	6,409	28,712
Affymetrix, Inc. (a)	12,115	59,364
Agenus Inc. (a)(b)	19,812	9,312
Akorn, Inc. (a)	11,931	93,181
Albany Molecular Research, Inc. (a)	4,172	11,765
Alexion Pharmaceuticals, Inc. (a)	30,313	1,941,851
Alexza Pharmaceuticals, Inc. (a)	11,241	12,365
Alkermes PLC (a)	15,739	240,177
Allos Therapeutics, Inc. (a)	11,265	20,728
Alnylam Pharmaceuticals, Inc. (a)	6,717	44,131
Amicus Therapeutics, Inc. (a)	4,082	15,675
Ampio Pharmaceuticals, Inc. (a)	2,822	18,766
Amylin Pharmaceuticals, Inc. (a)	21,533	198,750
Anacor Pharmaceuticals, Inc. (a)	1,033	5,888
Anadys Pharmaceuticals, Inc. (a)	15,079	13,865
Anthera Pharmaceuticals, Inc. (a)	682	3,253
Apricus Biosciences, Inc. (a)	797	2,861
Ardea Biosciences, Inc. (a)	3,208	50,109
Arena Pharmaceuticals, Inc. (a)(b)	24,601	35,671
Ariad Pharmaceuticals, Inc. (a)	22,353	196,483
Arqule, Inc. (a)	7,945	40,122
Array Biopharma, Inc. (a)	12,657	24,808
AspenBio Pharma, Inc. (a)	358	1,045
Astex Pharmaceuticals (a)	9,769	18,756
Auxilium Pharmaceuticals, Inc. (a)	8,064	120,879
BioCryst Pharmaceuticals, Inc. (a)	6,512	17,973
Biodel, Inc. (a)(b)	7,671	4,219
BioDelivery Sciences International, Inc. (a)	1,266	1,405
BioMarin Pharmaceutical, Inc. (a)	18,483	589,053
BioMimetic Therapeutics, Inc. (a)	4,735	15,626
Biosante Pharmaceuticals, Inc. (a)	16,643	37,946
Biotime, Inc. (a)	1,583	6,981
Cadence Pharmaceuticals, Inc. (a)(b)	7,346	48,116
Caliper Life Sciences, Inc. (a)	8,816	92,304
Cel-Sci Corp. (a)	23,000	8,395
Cell Therapeutics, Inc. (a)(b)	31,201	33,073
Celldex Therapeutics, Inc. (a)	8,675	19,822
Cerus Corp. (a)	10,838	22,977

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	19

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Charles River Laboratories International, Inc. (a)	8,584	$245,674
Chelsea Therapeutics International, Inc. (a)	9,603	35,051
Cleveland Biolabs, Inc. (a)	1,718	4,364
Columbia Laboratories, Inc. (a)(b)	12,022	23,443
Complete Genomics, Inc. (a)	882	5,177
Corcept Therapeutics Inc. (a)	4,992	15,475
Cubist Pharmaceuticals, Inc. (a)	9,685	342,074
Cumberland Pharmaceuticals, Inc. (a)(b)	3,595	20,132
Curis, Inc. (a)(b)	14,752	46,616
Cytokinetics, Inc. (a)	15,213	17,951
Cytori Therapeutics, Inc. (a)(b)	9,085	26,801
CytRx Corp. (a)(b)	24,700	8,163
Dendreon Corp. (a)	24,088	216,792
Depomed, Inc. (a)	8,679	46,867
Discovery Laboratories Inc. (a)	6,956	13,842
Durect Corp. (a)	15,462	24,894
Dusa Pharmaceuticals, Inc. (a)	5,150	19,055
Dyax Corp. (a)	19,707	24,831
Dynavax Technologies Corp. (a)	20,168	37,512
Emergent Biosolutions, Inc. (a)	4,101	63,278
Endo Pharmaceuticals Holdings, Inc. (a)	19,215	537,828
Endocyte, Inc. (a)	4,254	45,092
Entremed, Inc. (a)	3,870	5,999
Enzo Biochem, Inc. (a)	7,833	20,131
Enzon Pharmaceuticals, Inc. (a)	9,534	67,119
EpiCept Corp. (a)	4,465	1,540
Exact Sciences Corp. (a)	8,745	57,979
Exelixis, Inc. (a)	21,729	118,640
Furiex Pharmaceuticals, Inc. (a)	2,177	30,979
GTx, Inc. (a)(b)	5,996	20,087
Galena Biopharma, Inc. (a)(b)	7,682	7,759
Gen-Probe, Inc. (a)	8,056	461,206
Genomic Health, Inc. (a)	3,127	68,731
GenVec, Inc. (a)	3,691	10,593
Geron Corp. (a)	22,840	48,421
Halozyme Therapeutics, Inc. (a)	15,236	93,549
Harvard Bioscience, Inc. (a)	5,218	22,020
Hemispherx Biopharma, Inc. (a)	9,683	3,002
Hi-Tech Pharmacal Co., Inc. (a)	1,805	60,648
Human Genome Sciences, Inc. (a)	30,972	393,035
ISTA Pharmaceuticals, Inc. (a)	4,778	16,484
Idenix Pharmaceuticals, Inc. (a)	11,434	57,056
Idera Pharmaceuticals, Inc. (a)	8,325	9,907
Illumina, Inc. (a)	20,535	840,292
ImmunoGen, Inc. (a)	12,798	140,266
Immunomedics, Inc. (a)	13,200	42,240
Impax Laboratories, Inc. (a)	10,603	189,900
Incyte Corp. (a)	18,971	265,025
Infinity Pharmaceuticals, Inc. (a)	4,586	32,331
Inhibitex, Inc. (a)	6,116	15,045
Inovio Pharmaceuticals Inc. (a)	16,169	9,135
Insmed, Inc. (a)(b)	3,350	17,085
InterMune, Inc. (a)	9,611	194,142
Ironwood Pharmaceuticals, Inc. (a)	8,128	87,782

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Isis Pharmaceuticals, Inc. (a)	16,174	$109,660
Jazz Pharmaceuticals, Inc. (a)	3,887	161,388
K-V Pharmaceutical Co., Class A (a)(b)	9,267	12,510
Keryx Biopharmaceuticals, Inc. (a)(b)	12,664	37,992
Lexicon Genetics, Inc. (a)	32,647	30,032
Ligand Pharmaceuticals, Inc. (a)	3,544	48,482
Luminex Corp. (a)	7,227	160,223
MAP Pharmaceuticals, Inc. (a)	3,599	52,617
MannKind Corp. (a)(b)	15,527	58,847
Marina Biotech, Inc. (a)	7,456	1,059
Maxygen, Inc. (a)	5,645	30,878
The Medicines Co. (a)	8,929	132,864
Medicis Pharmaceutical Corp., Class A	10,266	374,504
Medivation, Inc. (a)	6,015	102,135
Merck Contingent Value	2,600	—
Micromet, Inc. (a)	16,130	77,424
Momenta Pharmaceuticals, Inc. (a)	7,490	86,135
Myrexis Inc. (a)	7,516	20,594
Myriad Genetics, Inc. (a)	14,189	265,902
NPS Pharmaceuticals, Inc. (a)	13,803	89,858
Nabi Biopharmaceuticals (a)	8,908	14,965
Nektar Therapeutics (a)	19,053	92,407
Neuralstem, Inc. (a)	2,045	2,659
Neurocrine Biosciences, Inc. (a)	9,949	59,495
Novavax, Inc. (a)(b)	18,248	29,379
Oxigene, Inc. (a)(b)	2,431	2,455
Obagi Medical Products, Inc. (a)	3,529	32,008
OncoGenex Pharmaceutical, Inc. (a)	1,971	19,316
Oncothyreon, Inc. (a)	5,243	31,353
Onyx Pharmaceuticals, Inc. (a)	10,378	311,444
Opko Health, Inc. (a)	27,579	119,417
Optimer Pharmaceuticals, Inc. (a)(b)	7,639	105,724
Orchid Cellmark, Inc. (a)	8,176	21,912
Orexigen Therapeutics, Inc. (a)	8,488	16,891
Osiris Therapeutics, Inc. (a)(b)	4,265	21,837
PDL BioPharma, Inc.	22,851	126,823
PROLOR Biotech, Inc. (a)	3,149	12,816
Pacific Biosciences of California, Inc. (a)	4,928	15,819
Pain Therapeutics, Inc. (a)	6,577	31,307
Palatin Technologies, Inc. (a)	9,887	5,042
Par Pharmaceutical Cos., Inc. (a)(b)	5,950	158,389
Peregrine Pharmaceuticals, Inc. (a)	15,877	17,306
Pernix Therapeutics Holdings (a)	334	2,946
Perrigo Co.	13,758	1,336,039
Pharmacyclics, Inc. (a)(b)	8,982	106,257
Pharmasset, Inc. (a)	12,142	1,000,137
Poniard Pharmaceuticals, Inc. (a)	933	117
Pozen, Inc. (a)	5,574	13,433
Prestige Brands Holdings, Inc. (a)(b)	8,589	77,730
Progenics Pharmaceuticals, Inc. (a)(b)	5,943	34,113

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	20

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (concluded)
Questcor Pharmaceuticals, Inc. (a)	9,367	$255,344
Raptor Pharmaceutical Corp. (a)(b)	6,257	28,219
Regeneron Pharmaceuticals, Inc. (a)	11,810	687,342
Repligen Corp. (a)	6,813	22,279
Repros Therapeutics Inc. (a)	3,811	14,215
Rexahn Pharmaceuticals, Inc. (a)(b)	17,083	17,083
Rigel Pharmaceuticals, Inc. (a)	11,895	87,547
SIGA Technologies, Inc. (a)	7,151	23,384
Sagent Pharmaceuticals, Inc. (a)	766	15,504
Salix Pharmaceuticals Ltd. (a)	8,753	259,089
Sangamo Biosciences, Inc. (a)	9,484	41,255
Santarus, Inc. (a)	12,085	33,717
Savient Pharmaceuticals, Inc. (a)(b)	12,204	50,036
Sciclone Pharmaceuticals, Inc. (a)	7,393	28,167
Seattle Genetics, Inc. (a)	16,661	317,559
Sequenom, Inc. (a)	17,632	89,747
Somaxon Pharmaceuticals, Inc. (a)	8,130	7,284
Spectrum Pharmaceuticals, Inc. (a)	9,440	72,027
StemCells, Inc. (a)	2,837	5,731
Strategic Diagnostics, Inc. (a)	6,918	12,591
Sucampo Pharmaceuticals, Inc., Class A (a)	3,091	11,529
Synta Pharmaceuticals Corp. (a)	7,038	22,874
Targacept, Inc. (a)	4,838	72,570
Techne Corp.	6,054	411,733
Telik, Inc. (a)	12,066	3,680
Theravance, Inc. (a)	11,934	240,351
Threshold Pharmaceuticals, Inc. (a)	10,589	15,354
Transcept Pharmaceuticals, Inc. (a)	1,727	11,433
Trimeris, Inc. (a)	5,088	12,822
Trubion Pharmaceuticals, Inc. (a)	3,113	—
United Therapeutics Corp. (a)	8,477	317,803
Vanda Pharmaceuticals, Inc. (a)	5,885	29,131
Ventrus Biosciences, Inc. (a)	461	4,163
Vertex Pharmaceuticals, Inc. (a)	34,135	1,520,373
Vical, Inc. (a)	13,362	33,138
ViroPharma, Inc. (a)	12,835	231,928
Vivus, Inc. (a)	13,969	112,730
XOMA Ltd. (a)	6,991	12,234
Xenoport, Inc. (a)	6,529	38,521
ZIOPHARM Oncology, Inc. (a)	6,737	29,710
Zalicus, Inc. (a)	4,656	4,566
		20,701,638
Real Estate Investment & Services — 0.6%
American Realty Investors, Inc. (a)	900	1,458
Avatar Holdings, Inc. (a)	1,800	14,724
Brookfield Properties Corp.	41,918	577,211
Consolidated-Tomoka Land Co.	1,237	32,484
Forest City Enterprises, Inc., Class A (a)	20,947	223,295
Forestar Group, Inc. (a)	6,212	67,773
Grubb & Ellis Co. (a)(b)	12,319	5,210

Common Stocks	Shares	Value
Real Estate Investment & Services (concluded)
HFF, Inc., Class A (a)	5,360	$46,846
The Howard Hughes Corp. (a)	6,253	263,251
Jones Lang LaSalle, Inc.	7,118	368,783
Kennedy-Wilson Holdings, Inc.	2,619	27,761
LoopNet, Inc. (a)	5,743	98,378
Market Leader, Inc. (a)	8,238	18,453
Maui Land & Pineapple Co., Inc. (a)	4,661	20,415
Move, Inc. (a)(b)	30,942	44,866
Reis, Inc. (a)	2,347	20,818
St. Joe Co. (a)(b)	15,135	226,874
Stratus Properties, Inc. (a)	894	7,179
Tejon Ranch Co. (a)	2,671	63,757
Thomas Properties Group, Inc. (a)	7,082	16,147
Transcontinental Realty Investors, Inc. (a)	393	951
ZipRealty, Inc. (a)	6,784	9,837
		2,156,471
Real Estate Investment Trusts (REITs) — 8.4%
ARMOUR Residential REIT, Inc.	13,788	93,758
Acadia Realty Trust	7,268	135,912
Agree Realty Corp.	2,200	47,916
Alexander’s, Inc.	582	210,114
Alexandria Real Estate Equities, Inc.	10,137	622,310
American Assets Trust Inc.	4,005	71,890
American Campus Communities, Inc. (b)	11,048	411,096
American Capital Agency Corp.	30,460	825,466
American Capital Mortgage Investment Corp.	637	10,638
Annaly Capital Management, Inc.	162,613	2,704,254
Anworth Mortgage Asset Corp.	20,744	141,059
Apollo Commercial Real Estate Finance, Inc.	4,314	56,815
Apollo Residential Mortgage, Inc. (a)	514	8,430
Arbor Realty Trust, Inc. (a)	3,816	14,424
Arlington Asset Investment Corp.	1,327	31,914
Ashford Hospitality Trust, Inc.	11,475	80,555
Associated Estates Realty Corp.	7,820	120,897
LTC-Amerivest Liquidating Trust	4,400	—
BRE Properties (b)	12,171	515,320
BRT Realty Trust (a)	3,185	19,811
BioMed Realty Trust, Inc.	21,260	352,278
Brandywine Realty Trust	21,811	174,706
CBL & Associates Properties, Inc.	23,217	263,745
CYS Investments, Inc.	15,518	187,613
Camden Property Trust (b)	11,645	643,503
Campus Crest Communities Inc.	3,722	40,495
Capital Trust, Inc. (a)	4,722	10,530
CapLease, Inc.	13,118	47,356
Capstead Mortgage Corp.	13,842	159,737
Cedar Shopping Centers, Inc.	9,332	29,023
Chatham Lodging Trust	3,432	34,045
Chesapeake Lodging Trust	6,286	75,872
Chimera Investment Corp.	170,653	472,709

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	21

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Cogdell Spencer, Inc.	10,614	$40,015
Colonial Properties Trust	13,726	249,264
Colony Financial, Inc.	6,325	81,719
CommonWealth REIT	13,347	253,193
Coresite Realty Corp.	2,154	30,910
Corporate Office Properties Trust	11,711	255,066
Cousins Properties, Inc.	14,171	82,900
CreXus Investment Corp.	10,530	93,506
CubeSmart	14,917	127,242
DCT Industrial Trust, Inc.	40,689	178,625
DDR Corp.	37,222	405,720
DiamondRock Hospitality Co. (b)	27,604	192,952
Digital Realty Trust, Inc.	16,449	907,327
Douglas Emmett, Inc.	20,591	352,106
Duke Realty Corp.	41,347	434,144
Dupont Fabros Technology, Inc.	10,463	206,016
Eastgroup Properties, Inc.	4,660	177,732
Education Realty Trust, Inc. (b)	13,396	115,072
Entertainment Properties Trust	7,789	303,615
Equity Lifestyle Properties, Inc.	6,466	405,418
Equity One, Inc.	9,039	143,359
Essex Property Trust, Inc.	5,569	668,503
Excel Trust, Inc.	3,565	34,295
Extra Space Storage, Inc.	14,813	275,966
Federal Realty Investment Trust	10,254	845,032
FelCor Lodging Trust, Inc. (a)	22,077	51,439
First Industrial Realty Trust, Inc. (a)	13,884	111,072
First Potomac Realty Trust	8,512	106,145
Franklin Street Properties Corp.	11,843	133,944
General Growth Properties Inc. (b)	64,746	783,427
Getty Realty Corp.	4,943	71,278
Gladstone Commercial Corp.	3,327	52,167
Glimcher Realty Trust	17,483	123,780
Government Properties Income Trust	5,323	114,498
Gramercy Capital Corp. (a)	7,657	24,043
Hatteras Financial Corp.	13,194	331,961
Healthcare Realty Trust, Inc. (b)	12,036	202,807
Hersha Hospitality Trust	25,794	89,247
Highwoods Properties, Inc.	10,450	295,317
Home Properties, Inc.	6,571	372,970
Hospitality Properties Trust	20,270	430,332
Hudson Pacific Properties, Inc.	1,653	19,224
Inland Real Estate Corp.	13,530	98,769
InvesCo. Mortgage Capital, Inc.	19,543	276,143
Investors Real Estate Trust	14,006	100,843
Kilroy Realty Corp.	9,532	298,352
Kite Realty Group Trust	10,891	39,861
LTC Properties, Inc. (b)	5,316	134,601
LaSalle Hotel Properties	13,219	253,805
Lexington Corporate Properties Trust	22,961	150,165
Liberty Property Trust	18,830	548,141
MFA Financial, Inc.	59,092	414,826
MPG Office Trust, Inc. (a)	9,526	20,100
The Macerich Co.	21,657	923,238
Mack-Cali Realty Corp.	14,179	379,288
Medical Properties Trust, Inc.	18,735	167,678

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartment Communities, Inc.	5,514	$332,053
Mission West Properties, Inc.	5,252	39,863
Monmouth Real Estate Investment Corp., Class A	8,028	63,662
National Health Investors, Inc. (b)	3,949	166,371
National Retail Properties, Inc.	15,021	403,614
New York Mortgage Trust, Inc.	2,819	19,705
NorthStar Realty Finance Corp.	16,385	54,071
Omega Healthcare Investors, Inc.	17,052	271,638
One Liberty Properties, Inc.	2,734	40,080
PMC Commercial Trust	3,323	25,919
PS Business Parks, Inc.	3,024	149,809
Parkway Properties, Inc.	4,016	44,216
Pebblebrook Hotel Trust	8,848	138,471
Pennsylvania Real Estate Investment Trust	9,450	73,049
PennyMac Mortgage Investment Trust (c)	4,147	65,937
Piedmont Office Realty Trust, Inc.	28,238	456,608
Post Properties, Inc. (b)	8,367	290,670
Potlatch Corp.	6,557	206,677
RAIT Financial Trust	5,407	18,330
RLJ Lodging Trust	3,512	44,848
Ramco-Gershenson Properties Trust	7,193	58,983
Rayonier, Inc.	20,013	736,278
Realty Income Corp.	20,927	674,687
Redwood Trust, Inc.	11,037	123,283
Regency Centers Corp.	14,675	518,468
Resource Capital Corp.	12,586	62,930
Retail Opportunity Investments Corp.	4,087	45,284
Roberts Realty Investors, Inc. (a)	1,339	2,102
SL Green Realty Corp.	14,065	817,880
Sabra Healthcare REIT Inc.	5,376	51,287
Saul Centers, Inc.	1,678	56,733
Senior Housing Properties Trust	25,192	542,636
Sovran Self Storage, Inc.	4,578	170,164
Starwood Property Trust, Inc.	15,553	266,890
Strategic Hotel Capital, Inc. (a)	24,533	105,737
Sun Communities, Inc.	3,841	135,165
Sunstone Hotel Investors, Inc. (a)	19,725	112,235
Supertel Hospitality, Inc. (a)	10,690	8,018
Tanger Factory Outlet Centers, Inc.	13,746	357,533
Taubman Centers, Inc.	9,526	479,253
Terreno Realty Corp.	3,682	47,240
Two Harbors Investment Corp.	23,639	208,732
UDR, Inc.	35,923	795,335
UMH Properties, Inc.	4,885	44,405
Universal Health Realty Income Trust	1,861	62,548
Urstadt Biddle Properties, Inc.	1,300	20,150
Urstadt Biddle Properties, Inc., Class A	3,322	53,052
Walter Investment Management Corp.	4,753	108,986

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	22

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Washington Real Estate Investment Trust	10,824	$305,020
Weingarten Realty Investors	19,704	417,134
Winthrop Realty Trust	4,508	39,175
iStar Financial, Inc. (a)	15,594	90,757
		33,017,020
Software & Computer Services — 5.4%
ACI Worldwide, Inc. (a)	5,725	157,666
Ansys, Inc. (a)(b)	15,234	747,075
AOL, Inc. (a)	18,160	217,920
Accelrys, Inc. (a)	10,513	63,709
Acorn Energy, Inc.	797	4,240
The Active Network, Inc. (a)	722	10,650
Actuate Corp. (a)	8,953	49,421
Advent Software, Inc. (a)	5,652	117,844
Allscripts Healthcare Solutions, Inc. (a)	31,058	559,665
American Software, Class A	5,042	36,555
Analysts International Corp. (a)	2,328	7,100
Ariba, Inc. (a)	15,646	433,551
Aspen Technology, Inc. (a)	15,873	242,381
Atrinsic, Inc. (a)(b)	3,100	6,975
Authentidate Holding Corp. (a)(b)	12,644	11,758
BigBand Networks, Inc. (a)	11,353	14,532
Blackbaud, Inc.	7,490	166,802
Blackboard, Inc. (a)	5,901	263,539
Bottomline Technologies, Inc. (a)(b)	5,693	114,657
BroadSoft, Inc. (a)	3,382	102,644
BSQUARE Corp. (a)	3,173	14,120
CACI International, Inc., Class A (a)(b)	5,033	251,348
Ciber, Inc. (a)	10,986	33,288
CSG Systems International, Inc. (a)	5,963	75,372
Cadence Design Systems, Inc. (a)	45,002	415,818
Calix, Inc. (a)	5,953	46,433
Callidus Software, Inc. (a)	7,175	33,077
Clearwire Corp., Class A (a)(b)	17,433	40,619
Cogent Communications Group, Inc. (a)	8,632	116,100
CommVault Systems, Inc. (a)(b)	6,864	254,380
Computer Programs & Systems, Inc.	1,953	129,191
Computer Task Group, Inc. (a)	1,077	12,030
Concur Technologies, Inc. (a)	7,877	293,182
Crexendo, Inc.	3,629	10,524
DST Systems, Inc.	6,078	266,399
Datalink Corp. (a)	1,272	8,650
DealerTrack Holdings, Inc. (a)	6,944	108,812
Deltek, Inc. (a)	5,038	30,278
DemandTec, Inc. (a)	5,861	38,331
Digimarc Corp. (a)	1,594	40,456
Digital River, Inc. (a)	7,019	145,504
Dynamics Research Corp. (a)	2,023	18,045
EPIQ Systems, Inc.	5,689	71,283
EarthLink, Inc.	19,962	130,352

Common Stocks	Shares	Value
Software & Computer Services (continued)
EasyLink Services International Corp. (a)	1,268	$5,503
Ebix, Inc. (a)(b)	5,636	82,849
Envestnet, Inc. (a)	2,291	22,910
Equinix, Inc. (a)	7,773	690,476
Evolving Systems, Inc.	2,449	15,551
Fair Isaac Corp.	6,760	147,571
FalconStor Software, Inc. (a)	7,449	21,751
Forrester Research, Inc.	2,544	82,705
Fortinet, Inc. (a)	19,052	320,074
GSE Systems, Inc. (a)	5,737	10,097
Gartner, Inc. (a)(b)	14,348	500,315
Guidance Software, Inc. (a)	3,404	22,092
The Hackett Group, Inc. (a)	7,974	29,743
IAC/InterActiveCorp. (a)	14,879	588,464
ICG Group, Inc. (a)	7,181	66,137
Immersion Corp. (a)	5,688	34,014
Informatica Corp. (a)	17,561	719,123
Infospace, Inc. (a)	7,800	65,208
Innodata Corp. (a)	7,929	23,391
Interactive Intelligence Group (a)	2,664	72,328
Internap Network Services Corp. (a)	9,634	47,399
Internet Media Services, Inc. (a)	1,030	82
IntraLinks Holdings, Inc. (a)	4,255	31,955
Ipass, Inc. (a)	9,814	12,268
JDA Software Group, Inc. (a)	7,185	168,416
The Keyw Holding Corp. (a)	2,190	15,571
KIT Digital, Inc. (a)(b)	7,191	60,404
Kenexa Corp. (a)	4,059	63,483
Keynote Systems, Inc.	2,889	61,045
Limelight Networks, Inc. (a)	12,353	29,153
LivePerson, Inc. (a)	8,720	86,764
LogMeIn, Inc. (a)	3,191	105,973
LookSmart, Ltd. (a)	9,057	11,955
Magma Design Automation, Inc. (a)	10,916	49,668
Manhattan Associates, Inc. (a)	3,840	127,027
Mastech Holdings, Inc. (a)	688	1,968
MedAssets, Inc. (a)	8,808	84,645
Medidata Solutions, Inc. (a)	4,383	72,057
MedQuist Holdings, Inc. (a)	4,021	30,399
Mentor Graphics Corp. (a)	18,385	176,864
Merge Healthcare, Inc. (a)	10,412	63,409
Meru Networks, Inc. (a)(b)	2,243	18,280
MicroStrategy, Inc., Class A (a)	1,469	167,569
Mitek Systems, Inc. (a)	2,602	24,069
Monotype Imaging Holdings, Inc. (a)	4,579	55,543
Motricity, Inc. (a)	3,302	5,580
Multiband Corp. (a)	1,334	3,335
NCI, Inc., Class A (a)	1,565	18,670
NIC, Inc. (a)	12,052	137,995
NetScout Systems, Inc. (a)	5,839	66,681
NetSuite, Inc. (a)	5,026	135,752
Nuance Communications, Inc. (a)	37,549	764,498
Openwave Systems, Inc. (a)	16,576	25,859
Opnet Technologies, Inc.	2,566	89,579
PC-Tel, Inc. (a)	4,095	25,184

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	23

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software & Computer Services (continued)
PDF Solutions, Inc. (a)	4,992	$20,367
PROS Holdings, Inc. (a)	3,955	50,980
Parametric Technology Corp. (a)	19,642	302,094
Pegasystems, Inc.	2,743	83,963
Perficient, Inc. (a)	6,361	46,563
Premiere Global Services, Inc. (a)	8,849	56,811
Progress Software Corp. (a)	11,204	196,630
QAD, Inc. (a)	680	7,269
QAD, Inc. (a)	1,349	13,692
QLIK Technologies, Inc. (a)	11,757	254,657
Quality Systems, Inc.	3,105	301,185
Quest Software, Inc. (a)	10,495	166,661
Rackspace Hosting, Inc. (a)	18,136	619,163
RealPage, Inc. (a)	4,491	91,841
Renaissance Learning, Inc.	1,973	33,107
RightNow Technologies, Inc. (a)(b)	4,564	150,840
RigNet, Inc. (a)	590	9,458
Rosetta Stone, Inc. (a)	2,275	20,816
Rovi Corp. (a)(b)	18,584	798,740
SRS Labs Inc. (a)	2,800	20,048
SS&C Technologies Holdings, Inc. (a)	3,921	56,031
S1 Corp. (a)	9,917	90,939
Saba Software, Inc. (a)	6,045	34,819
Sapient Corp. (a)	18,207	184,619
Scientific Learning Corp. (a)	5,893	18,563
SciQuest, Inc. (a)	1,726	25,786
Selectica, Inc. (a)	570	2,212
Smith Micro Software, Inc. (a)	5,587	8,492
Softbrands, Inc.	114	2
SolarWinds, Inc. (a)	8,708	191,750
Solera Holdings, Inc.	11,734	592,567
Sourcefire, Inc. (a)	4,904	131,231
SuccessFactors, Inc. (a)	13,264	304,939
Synchronoss Technologies, Inc. (a)	5,161	128,561
Synopsys, Inc. (a)	24,699	601,668
Syntel, Inc.	2,633	113,719
TIBCO Software, Inc. (a)(b)	27,623	618,479
Taleo Corp., Class A (a)	6,878	176,902
Tangoe, Inc. (a)	331	3,744
TeleCommunication Systems, Inc., Class A (a)	8,584	29,615
TeleNav, Inc. (a)	2,224	19,727
Tyler Technologies, Inc. (a)	5,814	146,978
Ultimate Software Group, Inc. (a)	4,675	218,416
Unisys Corp. (a)	6,630	104,025
United Online, Inc.	16,119	84,302
VASCO Data Security International, Inc. (a)	5,143	26,281
Vmware, Inc. (a)	10,676	858,137
Verint Systems, Inc. (a)	3,084	81,078
VirnetX Holding Corp. (a)(b)	7,004	104,990
Virtusa Corp. (a)	3,029	39,983
Vocus, Inc. (a)	3,474	58,224
Wave Systems Corp., Class A (a)	16,519	38,654
Web.Com Group, Inc. (a)	5,964	41,629
Websense, Inc. (a)	6,304	109,059
Zanett, Inc. (a)	3,536	1,061

Common Stocks	Shares	Value
Software & Computer Services (concluded)
Zix Corp. (a)	12,496	$33,364
athenahealth, Inc. (a)	5,933	353,310
iGate Corp.	4,360	50,314
j2 Global Communications, Inc.	8,317	223,727
Support.com, Inc. (a)	10,175	20,147
		21,444,606
Support Services — 4.3%
A.M. Castle & Co. (a)	3,325	36,375
A1 ABM Industries, Inc.	7,004	133,496
ADA-ES, Inc. (a)	659	10,089
AMN Healthcare Services, Inc. (a)	7,106	28,495
AMREP Corp. (a)	500	3,625
APAC Customer Services, Inc. (a)	6,987	59,529
Acacia Research – Acacia Technologies (a)	6,910	248,691
The Advisory Board Co. (a)	2,741	176,877
Alliance Data Systems Corp. (a)	8,624	799,445
American Dental Partners, Inc. (a)	3,213	31,038
American Reprographics Co. (a)	6,149	20,661
Applied Industrial Technologies, Inc.	6,142	166,817
Barnes Group, Inc.	7,582	145,953
Barrett Business Services, Inc.	1,450	20,213
Black Box Corp.	2,712	57,901
Booz Allen Hamilton Holding Corp. (a)	2,183	32,461
The Brink’s Co.	7,567	176,387
Broadridge Financial Solutions LLC	20,710	417,099
CBIZ, Inc. (a)	7,426	48,937
CDI Corp.	2,270	24,244
CRA International, Inc. (a)	2,124	42,501
Cardtronics, Inc. (a)	6,538	149,851
Casella Waste Systems, Inc. (a)	5,838	30,708
Cass Information Systems, Inc.	1,584	49,183
Cenveo, Inc. (a)	11,102	33,417
Champion Industries, Inc. (a)	3,410	4,160
Clean Harbors, Inc. (a)	7,868	403,628
Coinstar, Inc. (a)(b)	4,920	196,800
Comfort Systems USA, Inc.	6,188	51,484
Consolidated Graphics, Inc. (a)	1,808	66,046
Convergys Corp. (a)	17,853	167,461
CoreLogic, Inc. (a)	17,775	189,659
Corporate Executive Board Co.	5,717	170,367
Corrections Corp. of America (a)	18,007	408,579
CoStar Group, Inc. (a)	3,779	196,395
Crawford & Co., Class B	4,940	26,478
Cross Country Healthcare, Inc. (a)	5,581	23,329
DXP Enterprises, Inc. (a)	1,744	32,840
Deluxe Corp.	8,544	158,918
Dice Holdings, Inc. (a)	8,809	68,886
DigitalGlobe, Inc. (a)	5,680	110,362
Document Security Systems, Inc. (a)	5,925	17,182
The Dolan Co. (a)	5,142	46,227
ENGlobal Corp. (a)	5,145	13,943
Emdeon, Inc., Class A (a)	7,740	145,435
EnergySolutions, Inc. (a)	15,176	53,571

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	24

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Support Services (continued)
Ennis, Inc. (a)	4,246	$55,453
Euronet Worldwide, Inc. (a)	8,189	128,895
ExamWorks Group Inc. (a)	5,054	51,450
ExlService Holdings, Inc. (a)	3,211	70,642
Exponent, Inc. (a)(b)	2,625	108,491
FTI Consulting, Inc. (a)(b)	6,984	257,081
FleetCor Technologies, Inc. (a)	5,315	139,572
Franklin Covey Co. (a)	3,300	25,080
Frontline Capital Group	300	—
Fuel Tech, Inc. (a)	4,103	23,879
Furmamite Corp. (a)	7,089	38,351
G&K Services, Inc., Class A	3,060	78,152
GP Strategies Corp. (a)	3,156	31,528
Genpact Ltd. (a)	17,515	252,041
The Geo Group, Inc. (a)	10,725	199,056
GeoEye, Inc. (a)	3,576	101,380
Global Cash Access, Inc. (a)	5,824	14,909
Global Payments, Inc.	13,406	541,468
Global Power Equipment Group, Inc. (a)	1,933	44,981
Harris Interactive, Inc. (a)	12,240	5,998
Heartland Payment Systems, Inc.	6,517	128,515
Heidrick & Struggles International, Inc.	2,945	48,445
Heritage-Crystal Clean, Inc. (a)	455	8,263
Higher One Holdings, Inc. (a)(b)	4,863	79,121
Hudson Highland Group, Inc. (a)	5,909	20,209
Huron Consulting Group, Inc. (a)	3,969	123,555
ICF International, Inc. (a)	3,081	57,954
Innerworkings, Inc. (a)	5,536	43,402
Insperity Inc.	3,896	86,686
Interline Brands, Inc. (a)	5,400	69,498
Jack Henry & Associates, Inc.	14,340	415,573
Kaman Corp., Class A	4,265	118,780
Kelly Services, Inc., Class A	4,545	51,813
Kforce, Inc. (a)	6,978	68,454
Korn/Ferry International (a)(b)	7,862	95,838
Lawson Products, Inc.	376	5,084
Lender Processing Services, Inc.	14,188	194,234
Lincoln Educational Services Corp.	3,628	29,351
LinkedIn Corp. (a)(b)	1,015	79,251
Lionbridge Technologies, Inc. (a)	11,307	27,815
M&F Worldwide Corp. (a)	1,811	44,587
MAXIMUS, Inc.	5,809	202,734
MSC Industrial Direct Co., Class A	7,199	406,456
MWI Veterinary Supply, Inc. (a)	2,121	145,967
Management Network Group, Inc. (a)	780	1,576
Manpower, Inc.	13,290	446,810
McGrath RentCorp	4,003	95,231
Metalico, Inc. (a)	8,534	33,283
Michael Baker Corp. (a)	1,409	26,954
Mistras Group, Inc. (a)	3,142	55,174
Mobile Mini, Inc. (a)	6,485	106,613
Moduslink Global Solutions, Inc. (a)	8,929	31,162
Nalco Holding Co.	22,774	796,635
Navigant Consulting, Inc. (a)	8,784	81,428

Common Stocks	Shares	Value
Support Services (concluded)
NeuStar, Inc., Class A (a)	10,500	$263,970
Odyssey Marine Exploration, Inc. (a)(b)	13,461	33,114
On Assignment, Inc. (a)	6,574	46,478
Online Resources Corp. (a)	5,364	13,678
PRGX Global, Inc. (a)	4,479	21,141
Park-Ohio Holdings Corp. (a)	1,500	18,015
Perma-Fix Environmental Services (a)	14,081	16,897
PowerSecure International, Inc. (a)	3,749	17,733
Quad/Graphics, Inc.	4,285	77,430
RPX Corp. (a)	381	7,890
RSC Holdings, Inc. (a)	10,819	77,139
Rentrak Corp. (a)	2,028	25,533
Resources Connection, Inc.	7,990	78,142
SYKES Enterprises, Inc. (a)	7,227	108,044
Schnitzer Steel Industries, Inc., Class A	4,042	148,746
School Specialty, Inc. (a)	2,636	18,795
ServiceSource International, Inc. (a)	2,839	37,503
Sharps Compliance Corp. (a)(b)	3,400	15,334
The Standard Register Co.	2,775	7,021
Startek, Inc. (a)	3,021	8,610
Stream Global Services, Inc. (a)(b)	1,732	3,568
Swisher Hygiene, Inc. (a)	17,721	71,770
Team, Inc. (a)	3,505	73,535
TeleTech Holdings, Inc. (a)	5,279	80,452
Tetra Tech, Inc. (a)	10,651	199,600
Tier Technologies, Inc., Class B (a)	3,682	13,587
Towers Watson & Co.	9,060	541,607
TrueBlue, Inc. (a)	7,534	85,360
URS Corp. (a)	12,800	379,648
US Ecology, Inc.	3,712	57,425
Unifirst Corp.	2,483	112,455
United Rentals, Inc. (a)	10,525	177,241
United Stationers, Inc.	7,583	206,637
Universal Technical Institute, Inc. (a)	3,697	50,242
Verisk Analytics, Inc. (a)	20,882	726,067
Viad Corp.	3,486	59,192
VistaPrint NV (a)(b)	6,698	181,047
Waste Connections, Inc.	19,215	649,851
Wright Express Corp. (a)	6,423	244,331
		16,845,429
Technology Hardware & Equipment — 6.4%
3D Systems Corp. (a)	7,256	101,511
Adtran, Inc.	10,523	278,439
ATMI, Inc. (a)	5,161	81,647
AXT, Inc. (a)	6,038	30,432
Acme Packet, Inc. (a)	9,854	419,682
Advanced Analogic Technologies, Inc. (a)	7,926	34,320
Advanced Energy Industries, Inc. (a)	6,129	52,832
Agilysys, Inc. (a)	3,303	23,550

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	25

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Alliance Fiber Optic Products, Inc. (a)	1,682	$12,043
Amkor Technology, Inc. (a)	17,070	74,425
Amtech Systems, Inc. (a)	1,726	13,808
Anadigics, Inc. (a)	11,928	25,764
Applied Micro Circuits Corp. (a)	10,875	58,399
Arris Group, Inc. (a)	20,161	207,658
Aruba Networks, Inc. (a)	14,251	297,988
Atmel Corp. (a)	71,389	576,109
Audiovox Corp., Class A (a)	3,047	16,728
AuthenTec, Inc. (a)	8,636	28,153
Aviat Networks, Inc. (a)	10,738	25,234
Aware, Inc. (a)	5,193	14,644
Axcelis Technologies, Inc. (a)	18,177	21,812
Blue Coat Systems, Inc. (a)	7,288	101,157
Brightpoint, Inc. (a)	11,360	104,626
Brocade Communications Systems, Inc. (a)	74,091	320,073
Brooks Automation, Inc.	10,929	89,071
CVD Equipment Corp. (a)	290	3,915
Cabot Microelectronics Corp. (a)(b)	3,867	132,986
CalAmp Corp. (a)	6,120	19,645
Cavium, Inc. (a)	8,184	221,050
Ceva, Inc. (a)	3,918	95,247
Ciena Corp. (a)	15,441	172,939
Cirrus Logic, Inc. (a)	11,224	165,442
Clearfield, Inc. (a)	418	2,466
Cohu, Inc.	3,477	34,353
Comtech Telecommunications Corp.	4,366	122,641
Concurrent Computer Corp. (a)	2,830	15,791
Cray, Inc. (a)	6,145	32,630
Cree, Inc. (a)	18,025	468,290
Cymer, Inc. (a)	4,585	170,470
Cypress Semiconductor Corp. (a)	28,269	423,187
DSP Group, Inc. (a)	4,262	25,146
Dataram Corp. (a)	6,622	8,741
Dialogic, Inc. (a)(b)	3,072	5,683
Diebold, Inc.	10,766	296,173
Digi International, Inc. (a)	4,559	50,149
Diodes, Inc. (a)	5,782	103,613
Ditech Networks, Inc. (a)	8,978	9,337
Dot Hill Systems Corp. (a)	11,820	17,848
Dycom Industries, Inc. (a)(b)	6,150	94,095
EchoStar Corp. Class A (a)	6,518	147,372
Electronics for Imaging, Inc. (a)	8,009	107,881
Emcore Corp. (a)(b)	15,059	14,908
Emulex Corp. (a)	14,724	94,234
Entegris, Inc. (a)	22,432	143,116
Entropic Communications, Inc. (a)	13,247	54,710
Exar Corp. (a)	6,601	37,692
Extreme Networks, Inc. (a)	16,636	44,085
FSI International, Inc. (a)	6,525	12,332
Fairchild Semiconductor International, Inc. (a)	21,022	227,038
FiberTower Corp. (a)	10,683	10,127
Finisar Corp. (a)	14,829	260,101
Formfactor, Inc. (a)	8,793	54,780

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Fusion-io, Inc. (a)	1,356	$25,764
GSI Technology, Inc. (a)	3,599	17,707
GTSI Corp. (a)	2,177	10,014
Garmin Ltd.	19,748	627,394
Globecomm Systems, Inc. (a)	4,132	55,823
Harmonic, Inc. (a)	19,051	81,157
Hittite Microwave Corp. (a)(b)	4,551	221,634
Hutchinson Technology, Inc. (a)	5,295	10,378
ID Systems, Inc. (a)	3,969	20,242
IXYS Corp. (a)	4,222	45,935
Identive Group, Inc. (a)	10,686	21,265
Ikanos Communications, Inc. (a)	8,600	7,396
Imation Corp. (a)	5,372	39,269
Infinera Corp. (a)	16,768	129,449
Infosonics Corp. (a)	3,600	1,980
Ingram Micro, Inc., Class A (a)	25,241	407,137
Inphi Corp. (a)	2,761	24,214
Insight Enterprises, Inc. (a)	7,613	115,261
Integrated Device Technology, Inc. (a)	25,259	130,084
Integrated Silicon Solutions, Inc. (a)	4,472	34,926
InterDigital, Inc. (b)	7,376	343,574
Intermec, Inc. (a)	8,033	52,375
International Rectifier Corp. (a)(b)	11,305	210,499
Intersil Corp., Class A	20,142	207,261
Ixia (a)	8,744	67,066
KVH Industries, Inc. (a)	2,793	22,093
Kopin Corp. (a)	11,681	40,066
Kulicke & Soffa Industries, Inc. (a)	11,828	88,237
LRAD Corp. (a)	6,254	11,507
LTX-Credence Corp. (a)	8,341	44,124
Lam Research Corp. (a)	20,639	783,869
Lantronix, Inc. (a)	3,162	5,818
Lattice Semiconductor Corp. (a)	19,699	103,420
Loral Space & Communications Ltd. (a)	1,929	96,643
Micros Systems, Inc. (a)	13,428	589,624
MIPS Technologies, Inc. (a)	9,304	45,031
MKS Instruments, Inc.	8,474	183,971
Marvell Technology Group Ltd. (a)	86,086	1,250,830
Mattson Technology, Inc. (a)	11,237	13,147
Maxim Integrated Products, Inc.	48,846	1,139,577
MaxLinear, Inc., Class A (a)	2,382	15,388
Mercury Computer Systems, Inc. (a)	4,991	57,397
Micrel, Inc.	8,177	77,436
Microsemi Corp. (a)	14,211	227,092
Mindspeed Technologies, Inc. (a)	5,964	31,013
Monolithic Power Systems, Inc. (a)	5,887	59,930
MoSys, Inc. (a)	6,968	25,503
NCR Corp. (a)	26,344	444,950
Nanometrics, Inc. (a)	3,600	52,200
NeoPhotonics Corp. (a)	1,562	10,747
NETGEAR, Inc. (a)	6,176	159,897
NetList, Inc. (a)(b)	6,978	8,374
Netlogic Microsystems, Inc. (a)	11,352	546,145

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	26

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Network Engines, Inc. (a)	7,500	$8,700
Network Equipment Technologies, Inc. (a)	7,661	14,862
Neutral Tandem, Inc. (a)	6,304	61,023
Novatel Wireless, Inc. (a)	5,930	17,909
OCZ Technology Group, Inc. (a)(b)	6,398	31,030
ON Semiconductor Corp. (a)	73,371	526,070
Oclaro, Inc. (a)	8,657	31,511
Omnivision Technologies, Inc. (a)	9,607	134,882
Oplink Communications, Inc. (a)	3,465	52,460
OpNext, Inc. (a)	9,071	11,339
Optical Cable Corp.	3,094	9,932
Overland Storage, Inc. (a)	5,952	14,404
PAR Technology Corp. (a)	2,549	8,539
PC Connection, Inc. (a)	3,000	23,940
PLX Technology, Inc. (a)	8,740	26,307
PMC-Sierra, Inc. (a)	38,155	228,167
ParkerVision, Inc. (a)(b)	4,428	3,976
Pendrell Corp. (a)	22,227	50,011
Performance Technologies, Inc. (a)	1,109	2,185
Pericom Semiconductor Corp. (a)	4,392	32,545
Photronics, Inc. (a)	8,900	44,322
Pixelworks, Inc. (a)	4,869	10,371
Plantronics, Inc.	7,722	219,691
Polycom, Inc. (a)	29,052	533,685
Power Integrations, Inc.	4,721	144,510
Preformed Line Products Co.	447	20,473
Presstek, Inc. (a)	7,696	5,187
Procera Networks, Inc. (a)	947	9,091
Qlogic Corp. (a)	17,367	220,214
Quantum Corp. (a)	38,734	70,109
QuickLogic Corp. (a)(b)	8,152	19,076
RF Micro Devices, Inc. (a)	44,858	284,400
Radisys Corp. (a)	3,946	24,150
Rambus, Inc. (a)	16,647	233,058
Ramtron International Corp. (a)	3,634	7,159
Rimage Corp. (a)	2,112	26,717
Riverbed Technology, Inc. (a)	25,376	506,505
Rudolph Technologies, Inc. (a)	5,547	37,109
STEC, Inc. (a)	7,143	72,430
SYNNEX Corp. (a)	3,732	97,778
ScanSource, Inc. (a)(b)	4,454	131,660
SeaChange International, Inc. (a)	5,210	40,117
Seagate Technology Plc	70,359	723,291
Semtech Corp. (a)	10,686	225,475
Shoretel, Inc. (a)	4,618	22,998
Sigma Designs, Inc. (a)	5,336	41,834
Silicon Graphics International Corp. (a)	5,089	60,661
Silicon Image, Inc. (a)	13,433	78,852
Silicon Laboratories, Inc. (a)(b)	7,259	243,249
Skyworks Solutions, Inc. (a)	30,624	549,395
Sonic Foundry, Inc. (a)	1,344	11,666
Sonus Networks, Inc. (a)	34,942	75,824
Spansion, Inc., Class A (a)	7,722	94,363
Standard Microsystems Corp. (a)	3,790	73,526
Stratasys, Inc. (a)	3,669	68,023
Super Micro Computer, Inc. (a)	4,634	58,064

Common Stocks	Shares	Value
Technology Hardware & Equipment (concluded)
Superconductor Technologies, Inc. (a)(b)	7,509	$11,264
Supertex, Inc. (a)	1,906	32,974
Sycamore Networks, Inc.	3,263	58,897
Symmetricom, Inc. (a)	7,895	34,264
Synaptics, Inc. (a)	5,787	138,309
Systemax, Inc. (a)	741	9,426
TNS, Inc. (a)	4,545	85,446
Tech Data Corp. (a)	7,506	324,484
Tegal Corp. (a)	409	757
Tekelec (a)	10,303	62,230
Telular Corp.	3,516	20,744
Tessera Technologies, Inc. (a)	8,309	99,209
Transact Technologies, Inc. (a)	2,378	19,500
Transwitch Corp. (a)	5,338	12,598
Trident Microsystems, Inc. (a)	14,102	7,333
TriQuint Semiconductor, Inc. (a)	26,905	135,063
USA Technologies, Inc. (a)	1,411	1,707
UTStarcom Holdings Corp. (a)	23,521	23,991
Ultra Clean Holdings, Inc. (a)	4,063	17,430
Ultratech, Inc. (a)	4,368	74,911
Varian Semiconductor Equipment Associates, Inc. (a)	12,244	748,721
VeriFone Systems, Inc. (a)	16,953	593,694
Viasat, Inc. (a)(b)	6,854	228,307
Vitesse Semiconductor Corp. (a)	2,143	6,322
Volterra Semiconductor Corp. (a)	4,315	82,977
Westell Technologies, Inc., Class A (a)	10,517	22,717
Zhone Technologies, Inc. (a)	5,499	6,544
iGO, Inc. (a)	8,187	10,479
		25,197,274
Tobacco — 0.1%
Alliance One International, Inc. (a)	14,699	35,865
Schweitzer-Mauduit International, Inc.	2,858	159,676
Star Scientific, Inc. (a)(b)	20,560	47,494
Universal Corp.	3,637	130,423
Vector Group Ltd.	7,018	120,573
		494,031
Travel & Leisure — 3.9%
AFC Enterprises, Inc. (a)	4,883	57,766
AMR Corp. (a)(b)	55,625	164,650
Alaska Air Group, Inc. (a)	6,096	343,144
Allegiant Travel Co. (a)	2,623	123,622
Ambassadors Group, Inc.	3,990	22,863
Ameristar Casinos, Inc.	5,388	86,477
Avis Budget Group, Inc. (a)	17,376	168,026
BJ’s Restaurants, Inc. (a)	4,065	179,307
Bally Technologies, Inc. (a)	8,919	240,635
Benihana, Inc., Class A (a)	2,261	19,467
Biglari Holdings, Inc. (a)	222	65,799
Bluegreen Corp. (a)	3,746	7,867
Bob Evans Farms, Inc.	4,880	139,178
Boyd Gaming Corp. (a)	9,162	44,894
Bravo Brio Restaurant Group, Inc. (a)	2,084	34,678

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	27

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Travel & Leisure (continued)
Brinker International, Inc.	14,635	$306,164
Buffalo Wild Wings, Inc. (a)	3,118	186,456
CEC Entertainment, Inc.	3,413	97,168
Caribou Coffee Co., Inc. (a)	2,433	28,758
Carmike Cinemas, Inc. (a)	2,993	19,784
Carrols Restaurant Group, Inc. (a)	610	5,429
Century Casinos, Inc. (a)	5,916	15,500
The Cheesecake Factory, Inc. (a)	9,098	224,266
Choice Hotels International, Inc.	5,371	159,626
Churchill Downs, Inc.	2,085	81,378
Cinemark Holdings, Inc.	14,749	278,461
Cosi, Inc. (a)(b)	11,696	8,421
Cracker Barrel Old Country Store, Inc.	3,790	151,903
Delta Air Lines, Inc. (a)	139,745	1,048,087
Denny’s Corp. (a)	18,631	62,041
DineEquity, Inc. (a)	2,819	108,503
Dollar Thrifty Automotive Group, Inc. (a)(b)	4,431	249,465
Domino’s Pizza, Inc. (a)(b)	9,109	248,220
Dover Downs Gaming & Entertainment, Inc.	3,391	7,630
Dover Motorsports, Inc. (a)	4,712	5,749
Dunkin’ Brands Group, Inc. (a)	2,945	81,576
Einstein Noah Restaurant Group, Inc.	1,303	16,717
Empire Resorts, Inc. (a)	8,030	6,344
Entertainment Gaming Asia, Inc. (a)	7,758	2,017
Famous Dave’s of America, Inc. (a)	1,886	16,238
Flanigan’s Enterprises, Inc.	200	1,418
Full House Resorts, Inc. (a)	4,563	12,503
Gaming Partners International Corp.	1,400	9,240
Gaylord Entertainment Co. (a)	7,039	136,134
Great Wolf Resorts, Inc. (a)	7,564	19,364
Hawaiian Holdings, Inc. (a)	8,732	36,762
Hertz Global Holdings, Inc. (a)	38,908	346,281
HomeAway, Inc. (a)	596	20,037
Hyatt Hotels Corp. (a)	6,181	193,898
International Speedway Corp., Class A	4,504	102,871
Interval Leisure Group, Inc. (a)	6,803	90,616
Isle of Capri Casinos, Inc. (a)	3,944	19,089
Jack in the Box, Inc. (a)	8,352	166,372
JetBlue Airways Corp. (a)	40,878	167,600
Krispy Kreme Doughnuts, Inc. (a)	10,310	70,314
Las Vegas Sands Corp. (a)	65,314	2,504,139
Life Time Fitness, Inc. (a)	6,576	242,326
Live Nation Entertainment, Inc. (a)	25,846	207,026
Luby’s, Inc. (a)	4,339	17,790
MGM Resorts International (a)	53,142	493,689
MTR Gaming Group, Inc. (a)	5,353	10,492
Madison Square Garden, Inc. (a)	10,077	229,756
Marcus Corp.	3,289	32,726
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	2,870	19,860
Monarch Casino & Resort, Inc. (a)	1,900	18,582

Common Stocks	Shares	Value
Travel & Leisure (concluded)
Morgans Hotel Group Co. (a)	6,162	$36,910
Multimedia Games Holding Co., Inc. (a)	4,325	17,473
O’Charleys, Inc. (a)	3,371	20,024
Orbitz Worldwide, Inc. (a)	6,015	13,053
Orient Express Hotels Ltd., Class A (a)	15,263	105,467
P.F. Chang’s China Bistro, Inc. (a)	3,774	102,804
Panera Bread Co., Class A (a)	5,047	524,585
Papa John’s International, Inc. (a)	3,532	107,373
Peet’s Coffee & Tea, Inc. (a)	2,289	127,360
Penn National Gaming, Inc. (a)	11,251	374,546
Pinnacle Airlines Corp. (a)	3,774	11,058
Pinnacle Entertainment, Inc. (a)	9,979	90,609
Premier Exhibitions, Inc. (a)	9,041	16,907
Reading International, Inc., Class A (a)	6,273	26,974
Red Lion Hotels Corp. (a)	3,525	23,653
Red Robin Gourmet Burgers, Inc. (a)	2,483	59,815
Regal Entertainment Group, Series A	13,615	159,840
Republic Airways Holdings, Inc. (a)	7,300	20,659
Rick’s Cabaret International, Inc. (a)	2,300	15,433
Royal Caribbean Cruises Ltd.	22,312	482,832
Ruby Tuesday, Inc. (a)	10,815	77,435
Ruth’s Hospitality Group, Inc. (a)	5,787	24,826
Scientific Games Corp., Class A (a)	11,614	82,692
Shuffle Master, Inc. (a)	9,147	76,926
Six Flags Entertainment Corp.	9,051	250,894
SkyWest, Inc.	7,905	90,987
Sonic Corp. (a)	10,729	75,854
Speedway Motorsports, Inc.	1,639	19,799
Spirit Airlines, Inc. (a)	1,997	24,962
Steiner Leisure Ltd. (a)	2,462	100,376
Texas Roadhouse, Inc., Class A	9,997	132,160
Town Sports International Holdings, Inc. (a)	3,387	24,590
Travelzoo, Inc. (a)(b)	1,210	26,608
US Airways Group, Inc. (a)	26,821	147,515
United Continental Holdings, Inc. (a)	54,913	1,064,214
Vail Resorts, Inc.	5,977	225,871
Vanguard Airlines, Inc. (a)	200	—
WMS Industries, Inc. (a)(b)	9,430	165,874
Wendys	53,209	244,229
World Wrestling Entertainment, Inc. (b)	4,775	42,545
Zipcar, Inc. (a)(b)	790	14,220
		15,533,111
Total Common Stocks – 98.2%		387,006,992

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	28

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Other Interests (d)	Beneficial Interest (000)		Value
Chemicals — 0.0%
Eden Bioscience Liquidating Trust	—	(e)	$379
Total Other Interests – 0.0%			379

Rights	Shares
Pharmaceuticals & Biotechnology — 0.0%
Avigen, Inc.	1		40
Ligand Pharmaceuticals, Inc. (a)	4		—
			40
Total Rights – 0.0%			40

Warrants (f)
Banks — 0.0%
Federal-Mogul Corp., Class A (Expires 12/27/14) (a)	249		50
Total Warrants – 0.0%			50
Total Long-Term Investments (Cost – $389,838,878) – 98.2%			387,007,461

Short-Term Securities	Shares		Value
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.09% (c)(g)	6,689,458		$6,689,458
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.16% (c)(g)(h)	$245		244,461
Total Short-Term Securities (Cost – $6,933,919) – 1.7%			6,933,919
Total Investments (Cost — $396,772,797*) – 99.9%			393,941,380
Other Assets Less Liabilities – 0.1%			254,626
Net Assets – 100.0%			$394,196,006

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$396,772,797
Gross unrealized appreciation	$66,865,772
Gross unrealized depreciation	(69,697,189)
Net unrealized depreciation	$(2,831,417)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	29

Schedule of Investments (continued)	Master Extended Market Index Series

(c)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Loss	Income

BlackRock, Inc.	14,594	504	14,594	—	—	$489,873	$20,760
BlackRock Liquidity Funds, TempCash, Institutional Class	8,555,086	—	(1,865,628)[1]	6,689,458	6,689,458	—	13,209
BlackRock Liquidity Series, LLC Money Market Series	$9,000,044	—	$(8,755,583)[1]	$244,461	$244,461	—	152,671
PennyMac Mortgage Investment Trust	2,935	1,212	—	4,147	65,937	—	5,048

[1]	Represents net shares/ beneficial interest sold.

(d)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(e)	Amount is less than $1,000.

(f)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities.

•	Financial Futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
60	Russell 2000 EMINI	ICE Futures US Indices	December 2011	$3,849,000	$(171,321)
48	S&P MID 400 EMINI	Chicago Mercantile	December 2011	$3,738,720	(216,280)
Total					$(387,601)

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	30

Schedule of Investments (concluded)	Master Extended Market Index Series

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$5,078,460	—	—	$5,078,460
Alternative Energy	525,393	—	—	525,393
Automobiles & Parts	7,921,934	—	—	7,921,934
Banks	18,413,554	$326	—	18,413,880
Beverages	1,340,255	—	—	1,340,255
Chemicals	9,772,669	—	—	9,772,669
Construction & Materials	6,980,163	—	—	6,980,163
Electricity	9,067,239	—	—	9,067,239
Electronic & Electrical Equipment	12,119,838	—	—	12,119,838
Energy Equipment & Services	923,725	45	—	923,770
Financial Services	10,734,416	2,955	—	10,737,371
Fixed Line Telecommunications	3,152,276	—	—	3,152,276
Food & Drug Retailers	2,365,628	—	—	2,365,628
Food Producers	9,640,354	—	—	9,640,354
Forestry & Paper	1,440,556	—	—	1,440,556
Gas, Water & Multi- Utilities	7,164,350	—	—	7,164,350
General Industrials	5,146,401	—	—	5,146,401
General Retailers	21,062,257	—	—	21,062,257
Health Care Equipment & Services	22,031,255	—	—	22,031,255
Household Goods & Home Construction	7,715,746	—	—	7,715,746
Industrial Engineering	11,623,923	—	—	11,623,923
Industrial Metals & Mining	2,278,926	—	—	2,278,926

Valuation Inputs	Level 1	Level 2	Level 3	Total
Industrial
Transportation	$6,289,581	—	—	$6,289,581
Leisure Goods	2,939,879	—	—	2,939,879
Life Insurance	1,580,496	—	—	1,580,496
Media	12,475,038	—	—	12,475,038
Metals & Mining	704,868	—	—	704,868
Mining	3,690,717	—	—	3,690,717
Mobile Telecommunications	3,841,634	—	—	3,841,634
Nonlife Insurance	14,196,740	—	—	14,196,740
Oil & Gas Equipment & Services	103,110	—	—	103,110
Oil & Gas Exploration & Production	1,674,067	—	—	1,674,067
Oil & Gas Producers	11,597,121	$1,234	—	11,598,355
Oil Equipment, Services & Distribution	8,356,744	—	—	8,356,744
Oil, Gas & Consumable Fuels	1,248,083	—	—	1,248,083
Personal Goods	6,415,456	—	—	6,415,456
Pharmaceuticals & Biotechnology	20,701,638	—	—	20,701,638
Real Estate Investment & Services	2,156,471	—	—	2,156,471
Real Estate Investment Trusts (REITs)	33,017,020	—	—	33,017,020
Software & Computer Services	21,444,604	—	$2	21,444,606
Support Services	16,845,429	—	—	16,845,429
Technology Hardware & Equipment	25,197,274	—	—	25,197,274
Tobacco	494,031	—	—	494,031
Travel & Leisure	15,533,111	—	—	15,533,111
Other Interests:
Chemicals	—	—	379	379
Rights:
Pharmaceuticals & Biotechnology	—	—	40	40
Warrants:
Banks	50	—	—	50
Short-Term Securities	6,689,458	244,461	—	6,933,919
Total	$393,691,938	$249,021	$421	$393,941,380

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Equity contracts	$(387,601)	—	—	$(387,601)

[1]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	31

Schedule of Investments September 30, 2011 (Unaudited)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.0%
Alliant Techsystems, Inc.	3,106	$169,308
BE Aerospace, Inc. (a)	9,645	319,346
Esterline Technologies Corp. (a)	2,855	148,003
Huntington Ingalls Industries Inc. (a)	4,542	110,507
Triumph Group, Inc.	3,569	173,953
		921,117
Air Freight & Logistics — 0.1%
UTI Worldwide, Inc.	9,570	124,793
Airlines — 0.3%
Alaska Air Group, Inc. (a)	3,392	190,936
JetBlue Airways Corp. (a)	19,144	78,490
		269,426
Auto Components — 1.0%
BorgWarner, Inc. (a)	10,293	623,036
Gentex Corp.	13,385	321,909
		944,945
Automobiles — 0.1%
Thor Industries, Inc.	4,232	93,739
Beverages — 0.7%
Hansen Natural Corp. (a)	7,240	631,980
Biotechnology — 1.1%
United Therapeutics Corp. (a)	4,890	183,326
Vertex Pharmaceuticals, Inc. (a)	19,535	870,089
		1,053,415
Building Products — 0.1%
Lennox International, Inc.	5,013	129,235
Capital Markets — 1.8%
Affiliated Managers Group, Inc. (a)	4,893	381,899
Apollo Investment Corp.	18,304	137,646
Eaton Vance Corp.	11,044	245,950
Greenhill & Co., Inc.	2,762	78,965
Jefferies Group, Inc.	13,906	172,573
Raymond James Financial, Inc.	9,653	250,592
SEI Investments Co.	14,099	216,843
Waddell & Reed Financial, Inc., Class A	8,103	202,656
		1,687,124
Chemicals — 2.5%
Albemarle Corp.	8,625	348,450
Ashland, Inc.	7,336	323,811
Cabot Corp.	6,105	151,282
Cytec Industries, Inc.	4,657	163,647
Intrepid Potash, Inc. (a)	4,965	123,480
Minerals Technologies, Inc.	1,677	82,626
NewMarket Corp.	1,030	156,426
Olin Corp.	7,548	135,939
RPM International, Inc.	12,345	230,851

Common Stocks	Shares	Value
Chemicals (concluded)
The Scotts Miracle-Gro Co.	4,165	$185,759
Sensient Technologies Corp.	4,669	151,976
Valspar Corp.	8,795	274,492
		2,328,739
Commercial Banks — 3.0%
Associated Banc-Corp.	16,167	150,353
BancorpSouth, Inc.	6,717	58,975
Bank of Hawaii Corp.	4,443	161,725
Cathay General Bancorp	7,433	84,588
City National Corp.	4,413	166,635
Commerce Bancshares, Inc.	7,275	252,806
Cullen/Frost Bankers, Inc.	5,724	262,503
East-West Bancorp, Inc.	13,908	207,368
FirstMerit Corp.	10,165	115,474
Fulton Financial Corp.	18,627	142,497
Hancock Holding Co.	5,086	136,203
International Bancshares Corp.	4,958	65,198
Prosperity Bancshares, Inc.	4,371	142,844
SVB Financial Group (a)	4,060	150,220
Synovus Financial Corp.	63,184	67,607
TCF Financial Corp.	15,059	137,940
Trustmark Corp.	6,061	110,007
Valley National Bancorp	15,856	167,915
Webster Financial Corp.	6,840	104,652
Westamerica Bancorp.	2,652	101,625
		2,787,135
Commercial Services & Supplies — 1.7%
The Brink’s Co.	4,416	102,937
Clean Harbors, Inc. (a)	4,442	227,874
Copart, Inc. (a)	5,314	207,884
Corrections Corp. of America (a)	10,010	227,127
Deluxe Corp.	4,741	88,183
HNI Corp.	4,211	80,556
Herman Miller, Inc.	5,430	96,980
Mine Safety Appliances Co.	2,853	76,917
Rollins, Inc.	6,111	114,337
Waste Connections, Inc.	10,630	359,506
		1,582,301
Communications Equipment — 1.1%
Adtran, Inc.	6,013	159,104
Ciena Corp. (a)	9,158	102,570
Plantronics, Inc.	4,411	125,493
Polycom, Inc. (a)(b)	16,545	303,932
Riverbed Technology, Inc. (a)	14,614	291,695
		982,794
Computers & Peripherals — 0.6%
Diebold, Inc.	6,056	166,601
NCR Corp. (a)	14,805	250,056

Portfolio Abbreviation

FKA	Formerly Known As

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computers & Peripherals (concluded)
QLogic Corp. (a)	9,680	$122,742
		539,399
Construction & Engineering — 1.0%
Aecom Technology Corp. (a)	11,156	197,127
Granite Construction, Inc.	3,277	61,509
KBR, Inc.	14,175	334,955
Shaw Group, Inc. (a)	6,735	146,419
URS Corp. (a)	7,441	220,700
		960,710
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	4,270	269,949
Containers & Packaging — 1.8%
AptarGroup, Inc.	6,282	280,617
Greif, Inc.	2,905	124,595
Packaging Corp. of America	9,389	218,764
Rock-Tenn Co., Class A	6,696	325,961
Silgan Holdings, Inc.	4,645	170,657
Sonoco Products Co.	9,338	263,612
Temple-Inland, Inc.	10,221	320,633
		1,704,839
Distributors — 0.4%
LKQ Corp. (a)	13,697	330,919
Diversified Consumer Services — 0.9%
Career Education Corp. (a)	5,710	74,515
ITT Educational Services, Inc. (a)	1,914	110,208
Matthews International Corp., Class A	2,711	83,390
Regis Corp.	5,428	76,481
Service Corp. International	22,326	204,506
Sotheby’s Holdings Inc., Class A	6,310	173,967
Strayer Education, Inc.	1,137	87,174
		810,241
Diversified Financial Services — 0.4%
MSCI, Inc. (a)	11,268	341,758
Diversified Telecommunication Services — 0.3%
TW Telecom, Inc. (a)(c)	14,080	232,602
Electric Utilities — 2.0%
Cleco Corp.	5,699	194,564
DPL, Inc.	11,063	333,439
Great Plains Energy, Inc.	12,705	245,206
Hawaiian Electric Industries, Inc.	9,020	219,006
IDACORP, Inc.	4,636	175,148
NV Energy, Inc.	22,066	324,591
PNM Resources, Inc.	8,063	132,475
Westar Energy, Inc.	10,899	287,951
		1,912,380
Electrical Equipment — 1.7%
Acuity Brands, Inc.	4,043	145,710
Ametek, Inc.	15,119	498,473
General Cable Corp. (a)	4,857	113,411
Hubbell, Inc., Class B	5,638	279,306
Regal-Beloit Corp.	3,878	175,984

Common Stocks	Shares	Value
Electrical Equipment (concluded)
Thomas & Betts Corp. (a)	4,906	$195,798
Woodward Governor Co.	5,602	153,495
		1,562,177
Electronic Equipment, Instruments & Components — 2.0%
Arrow Electronics, Inc. (a)	10,808	300,246
Avnet, Inc. (a)(c)	14,366	374,665
Ingram Micro, Inc., Class A (a)	14,820	239,047
Itron, Inc. (a)	3,791	111,834
National Instruments Corp.	8,712	199,156
Tech Data Corp. (a)(c)	4,091	176,854
Trimble Navigation Ltd. (a)	11,543	387,268
Vishay Intertechnology, Inc. (a)	14,830	123,979
		1,913,049
Energy Equipment & Services — 2.6%
Atwood Oceanics, Inc. (a)(c)	5,274	181,215
CARBO Ceramics, Inc.	1,874	192,141
Dresser-Rand Group, Inc. (a)	7,462	302,435
Dril-Quip, Inc. (a)	3,216	173,374
Exterran Holdings, Inc. (a)	6,015	58,466
Helix Energy Solutions Group, Inc. (a)	9,877	129,389
Oceaneering International, Inc.	10,202	360,539
Oil States International, Inc. (a)(c)	4,799	244,365
Patterson-UTI Energy, Inc.	14,617	253,459
Superior Energy Services, Inc. (a)	7,459	195,724
Tidewater, Inc.	4,849	203,900
Unit Corp. (a)	3,904	144,136
		2,439,143
Food & Staples Retailing — 0.5%
BJ’s Wholesale Club, Inc. (a)	5,109	261,785
Ruddick Corp.	4,632	180,602
		442,387
Food Products — 2.7%
Corn Products International, Inc.	7,175	281,547
Flowers Foods, Inc.	10,634	206,938
Green Mountain Coffee Roasters, Inc. (a)	12,069	1,121,693
Lancaster Colony Corp.	1,888	115,187
Ralcorp Holdings, Inc. (a)	5,159	395,747
Smithfield Foods, Inc. (a)	15,526	302,757
Tootsie Roll Industries, Inc.	2,294	55,331
		2,479,200
Gas Utilities — 2.1%
AGL Resources, Inc.	7,335	298,828
Atmos Energy Corp.	8,438	273,813
Energen Corp.	6,739	275,558
National Fuel Gas Co.	7,775	378,487
Questar Corp.	16,594	293,880
UGI Corp.	10,452	274,574
WGL Holdings, Inc.	4,787	187,028
		1,982,168

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Supplies — 3.2%
The Cooper Cos., Inc.	4,489	$355,304
Gen-Probe, Inc. (a)	4,503	257,797
Hill-Rom Holdings, Inc.	5,891	176,848
Hologic, Inc. (a)	24,525	373,025
Idexx Laboratories, Inc. (a)	5,344	368,576
Kinetic Concepts, Inc. (a)	5,857	385,918
Masimo Corp.	5,661	122,560
ResMed, Inc. (a)	14,244	410,085
Steris Corp.	5,527	161,775
Teleflex, Inc.	3,813	205,025
Thoratec Corp. (a)	5,634	183,894
		3,000,807
Health Care Providers & Services — 3.5%
AMERIGROUP Corp. (a)	4,634	180,772
Catalyst Health Solutions, Inc. (a)(c)	4,660	268,835
Community Health Systems, Inc. (a)	8,689	144,585
Health Management Associates, Inc., Class A (a)	23,700	164,004
Health Net, Inc. (a)	8,392	198,974
Henry Schein, Inc. (a)	8,682	538,371
Kindred Healthcare, Inc. (a)	4,805	41,419
LifePoint Hospitals, Inc. (a)	4,905	179,719
Lincare Holdings, Inc.	8,807	198,158
Mednax, Inc. (a)(c)	4,588	287,392
Omnicare, Inc.	10,895	277,060
Owens & Minor, Inc.	5,947	169,371
Universal Health Services, Inc., Class B	9,144	310,896
VCA Antech, Inc. (a)	8,063	128,847
WellCare Health Plans, Inc. (a)	3,985	151,350
		3,239,753
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	17,681	318,612
Hotels, Restaurants & Leisure — 1.3%
Bally Technologies, Inc. (a)	4,193	113,127
Bob Evans Farms, Inc.	2,868	81,795
Brinker International, Inc.	7,800	163,176
The Cheesecake Factory, Inc. (a)	5,320	131,138
International Speedway Corp., Class A	2,634	60,161
Life Time Fitness, Inc. (a)	3,944	145,337
Panera Bread Co., Class A (a)	2,845	295,709
Scientific Games Corp., Class A (a)	5,568	39,644
WMS Industries, Inc. (a)	5,275	92,787
Wendys	28,434	130,512
		1,253,386
Household Durables — 1.3%
American Greetings Corp., Class A	3,799	70,282
KB Home	6,912	40,504

Common Stocks	Shares	Value
Household Durables (concluded)
MDC Holdings, Inc.	3,466	$58,714
Mohawk Industries, Inc. (a)	5,334	228,882
NVR, Inc. (a)	510	308,030
Ryland Group, Inc.	4,072	43,367
Toll Brothers, Inc. (a)(c)	13,731	198,138
Tupperware Corp.	5,700	306,318
		1,254,235
Household Products — 1.1%
Church & Dwight Co., Inc.	13,442	594,137
Energizer Holdings, Inc. (a)	6,462	429,335
		1,023,472
IT Services — 2.6%
Acxiom Corp. (a)	7,691	81,832
Alliance Data Systems Corp. (a)	4,785	443,569
Broadridge Financial Solutions LLC	11,541	232,436
Convergys Corp. (a)(d)	11,156	104,643
CoreLogic, Inc. (a)	10,062	107,362
DST Systems, Inc.	3,338	146,305
Gartner, Inc. (a)	9,081	316,654
Global Payments, Inc.	7,512	303,410
Lender Processing Services, Inc.	7,974	109,164
Mantech International Corp., Class A	2,199	69,005
NeuStar, Inc., Class A (a)	6,437	161,826
VeriFone Systems, Inc. (a)	9,754	341,585
		2,417,791
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	5,794	184,713
Insurance — 4.0%
American Financial Group, Inc.	7,383	229,390
Arthur J. Gallagher & Co.	10,589	278,491
Aspen Insurance Holdings Ltd.	6,603	152,133
Brown & Brown, Inc. (d)	10,909	194,180
Everest Re Group Ltd.	5,109	405,552
Fidelity National Financial, Inc.	20,900	317,262
First American Financial Corp.	9,813	125,606
HCC Insurance Holdings, Inc.	10,350	279,968
The Hanover Insurance Group, Inc.	4,236	150,378
Kemper Corp.	4,744	113,666
Mercury General Corp.	3,376	129,470
Old Republic International Corp.	23,849	212,733
Protective Life Corp.	7,999	125,024
Reinsurance Group of America, Inc.	6,930	318,434
Stancorp Financial Group, Inc.	4,211	116,097
Transatlantic Holdings, Inc.	5,840	283,357
W.R. Berkley Corp.	10,678	317,030
		3,748,771
Internet Software & Services — 1.1%
AOL, Inc. (a)	9,965	119,580
Digital River, Inc. (a)	3,749	77,717
Equinix, Inc. (a)	4,401	390,941
Rackspace Hosting, Inc. (a)	9,688	330,748

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services (concluded)
ValueClick, Inc. (a)	7,827	$121,788
		1,040,774
Leisure Equipment & Products — 0.4%
Eastman Kodak Co. (a)(c)	24,884	19,412
Polaris Industries, Inc.	6,466	323,106
		342,518
Life Sciences Tools & Services — 1.6%
Bio-Rad Laboratories, Inc., Class A (a)	1,833	166,381
Charles River Laboratories International, Inc. (a)	4,786	136,975
Covance, Inc. (a)	5,678	258,065
Mettler-Toledo International, Inc. (a)	2,996	419,320
Pharmaceutical Product Development, Inc.	10,715	274,947
Techne Corp.	3,465	235,655
		1,491,343
Machinery — 4.3%
AGCO Corp. (a)	9,070	313,550
Crane Co.	4,597	164,067
Donaldson Co., Inc.	7,097	388,916
Gardner Denver, Inc.	4,895	311,077
Graco, Inc.	5,681	193,949
Harsco Corp.	7,527	145,949
IDEX Corp.	7,764	241,926
Kennametal, Inc.	7,647	250,363
Lincoln Electric Holdings, Inc.	7,868	228,251
Nordson Corp.	5,614	223,100
Oshkosh Corp. (a)	8,503	133,837
Pentair, Inc.	9,234	295,580
SPX Corp.	4,775	216,355
Terex Corp. (a)	10,209	104,744
Timken Co.	7,942	260,657
Trinity Industries, Inc.	7,482	160,190
Valmont Industries, Inc.	2,117	164,999
Westinghouse Air Brake Technologies Corp.	4,509	238,391
		4,035,901
Marine — 0.4%
Alexander & Baldwin, Inc.	3,887	141,992
Kirby Corp. (a)	5,202	273,833
		415,825
Media — 0.9%
AMC Networks, Inc. (a)	5,349	170,901
DreamWorks Animation SKG, Inc., Class A (a)(c)	6,609	120,152
John Wiley & Sons, Inc., Class A	4,475	198,779
Lamar Advertising Co., Class A (a)(c)	5,455	92,899
Meredith Corp.	3,543	80,213

Common Stocks	Shares	Value
Media (concluded)
The New York Times Co., Class A (a)	11,263	$65,438
Scholastic Corp.	2,398	67,216
Valassis Communications, Inc. (a)	4,462	83,618
		879,216
Metals & Mining — 1.1%
Carpenter Technology Corp.	4,124	185,126
Commercial Metals Co.	10,752	102,251
Compass Minerals International, Inc.	3,073	205,215
Reliance Steel & Aluminum Co.	6,999	238,036
Steel Dynamics, Inc.	20,429	202,656
Worthington Industries, Inc.	5,111	71,401
		1,004,685
Multi-Utilities — 2.1%
Alliant Energy Corp.	10,433	403,548
Black Hills Corp.	3,668	112,388
MDU Resources Group, Inc.	17,753	340,680
NSTAR	9,736	436,270
OGE Energy Corp.	9,208	440,050
Vectren Corp.	7,635	206,756
		1,939,692
Multiline Retail — 1.1%
99 Cents Only Stores (a)	4,439	81,767
Dollar Tree, Inc. (a)	11,455	860,385
Saks, Inc. (a)	15,103	132,151
		1,074,303
Office Electronics — 0.2%
Zebra Technologies Corp., Class A (a)	5,081	157,206
Oil, Gas & Consumable Fuels — 3.3%
Arch Coal, Inc.	19,935	290,652
Bill Barrett Corp. (a)	4,467	161,884
Cimarex Energy Co.	8,039	447,772
Comstock Resources, Inc. (a)	4,514	69,787
Forest Oil Corp. (a)	10,754	154,858
HollyFrontier Corp.	19,700	516,534
Northern Oil And Gas, Inc. (a)	5,965	115,661
Overseas Shipholding Group, Inc. (c)	2,403	33,017
Patriot Coal Corp. (a)	8,496	71,876
Plains Exploration & Production Co. (a)	13,256	301,044
Quicksilver Resources, Inc. (a)	11,190	84,820
SM Energy Co. (b)	5,989	363,233
Southern Union Co.	11,722	475,562
		3,086,700
Paper & Forest Products — 0.3%
Domtar Corp.	3,771	257,069
Louisiana-Pacific Corp. (a)(c)	12,467	63,582
		320,651

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	4

Schedule of Investments (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals — 1.5%
Endo Pharmaceuticals Holdings, Inc. (a)	10,902	$305,147
Medicis Pharmaceutical Corp., Class A	5,967	217,676
Perrigo Co.	8,713	846,120
		1,368,943
Professional Services — 0.9%
Corporate Executive Board Co.	3,211	95,688
FTI Consulting, Inc. (a)	3,925	144,479
Korn/Ferry International (a)(c)	4,422	53,904
Manpower, Inc.	7,710	259,210
Towers Watson & Co.	4,950	295,911
		849,192
Real Estate Investment Trusts (REITs) — 8.0%
Alexandria Real Estate Equities, Inc.	5,794	355,694
American Campus Communities, Inc.	6,546	243,577
BRE Properties (c)	7,029	297,608
Camden Property Trust	6,690	369,689
Corporate Office Properties Trust	6,733	146,645
Cousins Properties, Inc.	9,692	56,698
Duke Realty Corp. (d)	23,622	248,031
Equity One, Inc.	5,649	89,593
Essex Property Trust, Inc.	3,062	367,562
Federal Realty Investment Trust	5,887	485,148
Highwoods Properties, Inc.	6,758	190,981
Home Properties, Inc.	4,405	250,028
Hospitality Properties Trust	11,537	244,931
Liberty Property Trust	10,817	314,883
The Macerich Co.	12,380	527,759
Mack-Cali Realty Corp.	8,132	217,531
Omega Healthcare Investors, Inc.	9,624	153,310
Potlatch Corp.	3,739	117,853
Rayonier, Inc.	11,449	421,209
Realty Income Corp.	11,927	384,527
Regency Centers Corp.	8,407	297,019
SL Green Realty Corp.	8,029	466,886
Senior Housing Properties Trust	14,369	309,508
Taubman Centers, Inc.	5,446	273,988
UDR, Inc.	20,583	455,708
Weingarten Realty Investors	11,290	239,009
		7,525,375
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	4,062	210,452
Road & Rail — 1.3%
Con-way, Inc.	5,249	116,161
J.B. Hunt Transport Services, Inc.	8,705	314,425
Kansas City Southern (a)(c)	10,317	515,437
Landstar System, Inc.	4,452	176,121
Werner Enterprises, Inc.	4,205	87,590
		1,209,734

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 3.1%
Atmel Corp. (a)	43,758	$353,127
Cree, Inc. (a)	10,821	281,130
Cypress Semiconductor Corp. (a)	16,181	242,230
Fairchild Semiconductor International, Inc. (a)	11,903	128,553
Integrated Device Technology, Inc. (a)	13,554	69,803
International Rectifier Corp. (a)	6,607	123,022
Intersil Corp., Class A	11,721	120,609
Lam Research Corp. (a)	11,634	441,859
RF Micro Devices, Inc. (a)	25,775	163,414
Semtech Corp. (a)	6,090	128,499
Silicon Laboratories, Inc. (a)(c)	4,124	138,195
Skyworks Solutions, Inc. (a)	17,514	314,201
Varian Semiconductor Equipment Associates, Inc. (a)	7,088	433,431
		2,938,073
Software — 4.5%
ACI Worldwide, Inc. (a)	3,168	87,247
Advent Software, Inc. (a)	3,130	65,260
Ansys, Inc. (a)(c)	8,632	423,313
Cadence Design Systems, Inc. (a)	25,137	232,266
Concur Technologies, Inc. (a)	4,378	162,949
Factset Research Systems, Inc.	4,309	383,372
Fair Isaac Corp.	3,661	79,920
Informatica Corp. (a)	10,005	409,705
Jack Henry & Associates, Inc.	8,070	233,868
Mentor Graphics Corp. (a)	8,844	85,079
Micros Systems, Inc. (a)	7,598	333,628
Parametric Technology Corp. (a)	11,070	170,257
Quest Software, Inc. (a)	5,536	87,912
Rovi Corp. (a)	10,455	449,356
Solera Holdings, Inc.	6,627	334,663
Synopsys, Inc. (a)	13,547	330,005
TIBCO Software, Inc. (a)	15,297	342,500
		4,211,300
Specialty Retail — 4.0%
ANN, Inc. (a)	4,934	112,693
Aaron Rents, Inc., Class A	7,412	187,153
Advance Auto Parts, Inc.	6,930	402,633
Aéropostale, Inc. (a)	7,653	82,729
American Eagle Outfitters, Inc. (b)	18,193	213,222
Ascena Retail Group Inc. (a)	6,407	173,437
Barnes & Noble, Inc.	3,757	44,445
Chico’s FAS, Inc.	16,221	185,406
Collective Brands, Inc. (a)	5,751	74,533
Dick’s Sporting Goods, Inc. (a)	9,059	303,114
Foot Locker, Inc.	14,390	289,095
Guess?, Inc.	6,294	179,316
J. Crew Group, Inc. Escrow (a)	5,645	—
Office Depot, Inc. (a)	25,864	53,280
PetSmart, Inc.	10,595	451,877
RadioShack Corp.	9,279	107,822
Rent-A-Center, Inc.	5,814	159,594
Tractor Supply Co.	6,711	419,773

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	5

Schedule of Investments (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail (concluded)
Williams-Sonoma, Inc.	9,831	$302,697
		3,742,819
Textiles, Apparel & Luxury Goods — 1.9%
Deckers Outdoor Corp. (a)	3,622	337,788
Fossil, Inc. (a)(c)	4,980	403,679
Hanesbrands, Inc. (a)	9,134	228,441
PVH Corp. (FKA Phillips-Van Heusen Corp.)	6,321	368,135
Under Armour, Inc., Class A (a)	3,445	228,782
The Warnaco Group, Inc. (a)	4,050	186,665
		1,753,490
Thrifts & Mortgage Finance — 1.0%
Astoria Financial Corp.	7,797	59,959
First Niagara Financial Group, Inc.	27,746	253,876
New York Community Bancorp, Inc.	41,099	489,078
Washington Federal, Inc.	10,278	130,942
		933,855
Tobacco — 0.1%
Universal Corp.	2,178	78,103
Trading Companies & Distributors — 0.7%
GATX Corp.	4,394	136,170
MSC Industrial Direct Co., Class A	4,394	248,085
United Rentals, Inc. (a)	5,920	99,693
Watsco, Inc.	2,641	134,955
		618,903
Water Utilities — 0.3%
Aqua America, Inc.	12,935	279,008
Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	8,088	171,870
Telephone & Data Systems, Inc., Special Shares	543	10,735
		182,605
Total Common Stocks – 95.8%		89,589,870
Total Long-Term Investments (Cost – $73,721,736) – 95.8%		89,589,870

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.09% (e)(f)	4,166,708	$4,166,708

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.09% (e)(f)(g)	$ 82	81,763
Total Short-Term Securities (Cost – $4,248,471) – 4.5%		4,248,471
Total Investments Before Investments Sold Short (Cost – $77,970,207*) – 100.3%		93,838,341

Short Positions (h)	Shares
Lone Pine Resources, Inc. (a)	6,022	(39,745)
Total Short Positions (Proceeds – 39,928) – 0.0%		(39,745)

Total Investments, Net of Investments Sold Short - 100.3%		$93,798,596
Liabilities in Excess of Other Assets – (0.3)%		(264,624)
Net Assets – 100.0%		$93,533,972

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$78,933,452
Gross unrealized appreciation	$20,629,065
Gross unrealized depreciation	(5,724,176)
Net unrealized appreciation	$14,904,889

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding options written.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	6

Schedule of Investments (continued)	Master Mid Cap Index Series

Affiliate	Shares/ Beneficial Interest Held at December 31, 2010	Net Activity	Shares/ Beneficial Interest Held at September 30, 2011	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	1,435,699	2,731,009	4,166,708	$2,703
BlackRock Liquidity Series, LLC Money Market Series	$1,457,388	$(1,375,625)	$81,763	$7,883

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities.

(h)

In order to track the performance of its benchmark index, the Series sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
54	S&P MID 400 EMINI	Chicago Mercantile	December 2011	$4,581,772	$(375,712)

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	7

Schedule of Investments (concluded)	Master Mid Cap Index Series

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series’ management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$89,589,870	—	—	$89,589,870
Short-Term Securities	4,166,708	$81,763	—	4,248,471
Liabilities:
Short Position	(39,745)	—	—	(39,745)
Total	$93,716,833	$81,763	—	$93,798,596

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity Contracts	$(375,712)	—	—	$(375,712)

[2]	Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2011	8

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Master Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Quantitative Master Series LLC

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Quantitative Master Series LLC

Date: November 23, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Quantitative Master Series LLC

Date: November 23, 2011